UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.    Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 73.1%
KP Fixed Income Fund	17,693,643	$179,236
KP International Equity Fund	3,428,678	37,613
KP Large Cap Equity Fund	6,932,183	90,257
KP Small Cap Equity Fund	1,368,315	17,309

Total Affiliated Registered Investment Companies (Cost $297,199) (000)		324,415

Unaffiliated Registered Investment Companies — 26.5%
DFA Commodity Strategy Portfolio	747,400	4,380
DFA International Real Estate Securities Portfolio	852,319	4,355
Lazard Global Listed Infrastructure Portfolio	266,599	4,444
T. Rowe Price Institutional Floating Rate Fund	434,741	4,356
T. Rowe Price New Era Fund, Cl I	132,496	4,629
Vanguard Inflation-Protected Securities Fund	1,253,294	13,109
Vanguard REIT Index Fund	491,834	8,962
Vanguard Short-Term Bond Index Fund	3,910,682	40,906
Vanguard Short-Term Inflation- Protected Securities Index Fund	1,299,254	32,235

Total Unaffiliated Registered Investment Companies (Cost $114,795) (000)		117,376

Total Investments in Securities — 99.6% (Cost $411,994) (000) †		$441,791

Percentages are based on Net Assets of $443,617 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax cost basis of the Fund’s investments was $411,994 (000), and the unrealized appreciation and depreciation were $30,153 (000) and $(356) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$159,878	$54,314	$(39,673)	$4,410	$307	$179,236	$-	$-
KP International Equity Fund	27,218	12,699	(9,822)	7,039	479	37,613	-	-
KP Large Cap Equity Fund	79,257	16,552	(19,130)	9,741	3,837	90,257	-	-
KP Small Cap Equity Fund	13,182	4,802	(2,643)	1,542	426	17,309	-	-

Totals	$279,535	$88,367	$(71,268)	$22,732	$5,049	$324,415	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 76.7%
KP Fixed Income Fund	29,083,424	$294,616
KP International Equity Fund	9,150,538	100,381
KP Large Cap Equity Fund	16,092,842	209,529
KP Small Cap Equity Fund	3,794,472	48,000

Total Affiliated Registered Investment Companies (Cost $586,543) (000)		652,526

Unaffiliated Registered Investment Companies — 22.9%
DFA Commodity Strategy Portfolio	1,445,957	8,473
DFA International Real Estate Securities Portfolio	1,649,455	8,429
Lazard Global Listed Infrastructure Portfolio	515,932	8,601
T. Rowe Price Institutional Floating Rate Fund	841,201	8,429
T. Rowe Price New Era Fund, Cl I	256,292	8,955
Vanguard Inflation-Protected Securities Fund	2,362,766	24,715
Vanguard REIT Index Fund	926,417	16,879
Vanguard Short-Term Bond Index Fund	6,071,546	63,508
Vanguard Short-Term Inflation- Protected Securities Index Fund	1,899,590	47,128

Total Unaffiliated Registered Investment Companies (Cost $191,602) (000)		195,117

Total Investments in Securities — 99.6% (Cost $778,145) (000) †		$847,643

Percentages are based on Net Assets of $850,646 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax cost basis of the Fund’s investments was $778,145 (000), and the unrealized appreciation and depreciation were $70,651 (000) and $(1,153) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$243,375	$72,839	$(28,806)	$6,966	$242	$294,616	$-	$-
KP International Equity Fund	78,221	20,558	(17,917)	18,467	1,052	100,381	-	-
KP Large Cap Equity Fund	150,728	55,081	(25,649)	24,077	5,292	209,529	-	-
KP Small Cap Equity Fund	42,361	3,991	(3,767)	4,806	609	48,000	-	-

Totals	$514,685	$152,469	$(76,139)	$54,316	$7,195	$652,526	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 81.4%
KP Fixed Income Fund	28,130,005	$284,957
KP International Equity Fund	14,490,554	158,961
KP Large Cap Equity Fund	22,859,234	297,627
KP Small Cap Equity Fund	6,154,439	77,854

Total Affiliated Registered Investment Companies (Cost $724,650) (000)		819,399

Unaffiliated Registered Investment Companies — 18.3%
DFA Commodity Strategy Portfolio	1,708,886	10,014
DFA International Real Estate Securities Portfolio	1,950,146	9,965
Lazard Global Listed Infrastructure Portfolio	609,872	10,167
T. Rowe Price Institutional Floating Rate Fund	994,319	9,963
T. Rowe Price New Era Fund, Cl I	302,837	10,581
Vanguard Inflation-Protected Securities Fund	2,772,598	29,001
Vanguard REIT Index Fund	1,086,550	19,797
Vanguard Short-Term Bond Index Fund	4,672,680	48,876
Vanguard Short-Term Inflation- Protected Securities Index Fund	1,446,969	35,900

Total Unaffiliated Registered Investment Companies (Cost $181,045) (000)		184,264

Total Investments in Securities — 99.7% (Cost $905,695) (000) †		$1,003,663

Percentages are based on Net Assets of $1,006,554 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax cost basis of the Fund’s investments was $905,695 (000), and the unrealized appreciation and depreciation were $99,288 (000) and $(1,320) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$219,574	$69,920	$(11,214)	$6,553	$124	$284,957	$-	$-
KP International Equity Fund	141,328	15,698	(28,831)	29,739	1,027	158,961	-	-
KP Large Cap Equity Fund	196,194	82,462	(21,122)	35,614	4,479	297,627	-	-
KP Small Cap Equity Fund	71,689	7,802	(10,318)	7,164	1,517	77,854	-	-

Totals	$628,785	$175,882	$(71,485)	$79,070	$7,147	$819,399	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 86.4%
KP Fixed Income Fund	21,580,483	$218,610
KP International Equity Fund	17,705,808	194,233
KP Large Cap Equity Fund	24,239,264	315,595
KP Small Cap Equity Fund	7,380,622	93,365

Total Affiliated Registered Investment Companies (Cost $715,671) (000)		821,803

Unaffiliated Registered Investment Companies — 13.4%
DFA Commodity Strategy Portfolio	1,504,076	8,814
DFA International Real Estate Securities Portfolio	1,716,148	8,770
Lazard Global Listed Infrastructure Portfolio	536,656	8,946
T. Rowe Price Institutional Floating Rate Fund	875,084	8,768
T. Rowe Price New Era Fund, Cl I	266,507	9,312
Vanguard Inflation-Protected Securities Fund	2,440,678	25,530
Vanguard REIT Index Fund	956,328	17,423
Vanguard Short-Term Bond Index Fund	2,352,072	24,603
Vanguard Short-Term Inflation- Protected Securities Index Fund	625,928	15,529

Total Unaffiliated Registered Investment Companies (Cost $125,217) (000)		127,695

Total Investments in Securities — 99.8% (Cost $840,888) (000) †		$949,498

Percentages are based on Net Assets of $951,700 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax cost basis of the Fund’s investments was $840,888 (000), and the unrealized appreciation and depreciation were $109,464 (000) and $(854) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$155,165	$65,829	$(7,423)	$4,918	$121	$218,610	$-	$-
KP International Equity Fund	190,200	21,402	(55,531)	37,659	503	194,233	-	-
KP Large Cap Equity Fund	210,598	79,931	(17,111)	38,491	3,686	315,595	-	-
KP Small Cap Equity Fund	89,053	11,194	(17,298)	7,892	2,524	93,365	-	-

Totals	$645,016	$178,356	$(97,363)	$88,960	$6,834	$821,803	$-	$-

Amounts designated as “-  “ are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 90.6%
KP Fixed Income Fund	19,510,833	$197,645
KP International Equity Fund	23,844,870	261,578
KP Large Cap Equity Fund	28,790,246	374,848
KP Small Cap Equity Fund	9,943,125	125,781

Total Affiliated Registered Investment Companies (Cost $825,683) (000)		959,852

Unaffiliated Registered Investment Companies — 9.2%
DFA Commodity Strategy Portfolio	1,488,299	8,721
DFA International Real Estate Securities Portfolio	1,698,077	8,677
Lazard Global Listed Infrastructure Portfolio	531,044	8,853
T. Rowe Price Institutional Floating Rate Fund	865,893	8,676
T. Rowe Price New Era Fund, Cl I	263,724	9,215
Vanguard Inflation-Protected Securities Fund	2,418,013	25,292
Vanguard REIT Index Fund	947,284	17,260
Vanguard Short-Term Bond Index Fund	676,485	7,076
Vanguard Short-Term Inflation- Protected Securities Index Fund	142,966	3,547

Total Unaffiliated Registered Investment Companies (Cost $95,018) (000)		97,317

Total Investments in Securities — 99.8% (Cost $920,701) (000) †		$1,057,169

Percentages are based on Net Assets of $1,059,138 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax cost basis of the Fund’s investments was $920,701 (000), and the unrealized appreciation and depreciation were $137,335 (000) and $(867) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$132,082	$67,014	$(5,924)	$4,379	$94	$197,645	$-	$-
KP International Equity Fund	248,350	29,884	(67,211)	50,080	475	261,578	-	-
KP Large Cap Equity Fund	263,591	78,095	(16,881)	46,437	3,606	374,848	-	-
KP Small Cap Equity Fund	115,902	16,754	(20,811)	10,889	3,047	125,781	-	-

Totals	$759,925	$191,747	$(110,827)	$111,785	$7,222	$959,852	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.4%
KP Fixed Income Fund	14,779,605	$151,195
KP International Equity Fund	24,819,227	272,267
KP Large Cap Equity Fund	27,385,067	356,554
KP Small Cap Equity Fund	10,197,624	129,000

Total Affiliated Registered Investment Companies (Cost $775,907) (000)		909,016

Unaffiliated Registered Investment Companies — 6.6%
DFA Commodity Strategy Portfolio	1,098,017	6,434
DFA International Real Estate Securities Portfolio	1,252,648	6,401
Lazard Global Listed Infrastructure Portfolio	391,702	6,530
T. Rowe Price Institutional Floating Rate Fund	638,880	6,402
T. Rowe Price New Era Fund, Cl I	194,548	6,797
Vanguard Inflation-Protected Securities Fund	1,771,102	18,526
Vanguard REIT Index Fund	693,717	12,639

Total Unaffiliated Registered Investment Companies (Cost $61,957) (000)		63,729

Total Investments In Securities — 100.0% (Cost $837,864) (000) †		$972,745

Percentages are based on Net Assets of $972,746 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $837,864 (000) and the unrealized appreciation and depreciation were $135,417 (000) and ($536) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2017, there were no Level 3 investments.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$88,789	$62,349	$(4,573)	$4,555	$75	$151,195	$-	$-
KP International Equity Fund	248,249	34,192	(65,515)	54,818	523	272,267	-	-
KP Large Cap Equity Fund	261,814	62,145	(26,753)	56,214	3,134	356,554	-	-
KP Small Cap Equity Fund	113,607	20,138	(35,621)	28,098	2,778	129,000	-	-

Totals	$712,459	$178,824	$(132,462)	$143,685	$6,510	$909,016	$-	$-

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.8%
KP Fixed Income Fund	9,141,328	$93,516
KP International Equity Fund	19,074,545	209,248
KP Large Cap Equity Fund	20,383,258	265,389
KP Small Cap Equity Fund	7,972,609	100,854

Total Affiliated Registered Investment Companies (Cost $571,081) (000)		669,007

Unaffiliated Registered Investment Companies — 5.2%
DFA Commodity Strategy Portfolio	639,290	3,746
DFA International Real Estate Securities Portfolio	729,392	3,727
Lazard Global Listed Infrastructure Portfolio	228,080	3,802
T. Rowe Price Institutional Floating Rate Fund	372,005	3,727
T. Rowe Price New Era Fund, Cl I	113,254	3,958
Vanguard Inflation-Protected Securities Fund	1,018,076	10,649
Vanguard REIT Index Fund	398,701	7,265

Total Unaffiliated Registered Investment Companies (Cost $35,842) (000)		36,874

Total Investments In Securities — 100.0% (Cost $606,923) (000) †		$705,881

Percentages are based on Net Assets of $705,877 (000).

Cl — Class

REIT— Real Estate Investment Trust

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $606,923 (000) and the unrealized appreciation and depreciation were $99,147 (000) and ($189) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2017, there were no Level 3 investments.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$45,430	$48,224	$(2,885)	$2,703	$44	$93,516	$-	$-
KP International Equity Fund	186,139	31,471	(50,054)	41,547	145	209,248	-	-
KP Large Cap Equity Fund	195,581	45,904	(19,642)	41,264	2,282	265,389	-	-
KP Small Cap Equity Fund	80,834	18,342	(20,962)	21,257	1,383	100,854	-	-

Totals	$507,984	$143,941	$(93,543)	$106,771	$3,854	$669,007	$-	$-

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	4,111,311	$42,059
KP International Equity Fund	10,382,270	113,894
KP Large Cap Equity Fund	11,018,480	143,461
KP Small Cap Equity Fund	4,305,643	54,466

Total Affiliated Registered Investment Companies (Cost $305,246) (000)		353,880

Unaffiliated Registered Investment Companies — 4.9%
DFA Commodity Strategy Portfolio	317,318	1,859
DFA International Real Estate Securities Portfolio	362,250	1,851
Lazard Global Listed Infrastructure Portfolio	113,262	1,888
T. Rowe Price Institutional Floating Rate Fund	184,689	1,851
T. Rowe Price New Era Fund, Cl I	56,205	1,964
Vanguard Inflation-Protected Securities Fund	496,512	5,194
Vanguard REIT Index Fund	194,342	3,540

Total Unaffiliated Registered Investment Companies (Cost $17,635) (000)		18,147

Total Investments In Securities — 100.0% (Cost $322,881) (000) †		$372,027

Percentages are based on Net Assets of $372,023 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $322,881 (000) and the unrealized appreciation and depreciation were $49,185 (000) and ($39) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2017, there were no Level 3 investments.

For the period ended September 30, 2017 , there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$20,319	$21,874	$(1,266)	$1,110	$22	$42,059	$-	$-
KP International Equity Fund	90,509	25,209	(23,285)	21,434	27	113,894	-	-
KP Large Cap Equity Fund	95,036	36,077	(9,705)	20,868	1,185	143,461	-	-
KP Small Cap Equity Fund	38,852	13,869	(9,490)	10,628	607	54,466	-	-

Totals	$244,716	$97,029	$(43,746)	$54,040	$1,841	$353,880	$-	$-

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	993,707	$10,166
KP International Equity Fund	2,697,869	29,596
KP Large Cap Equity Fund	2,857,111	37,199
KP Small Cap Equity Fund	1,106,126	13,992

Total Affiliated Registered Investment Companies (Cost $79,618) (000)		90,953

Unaffiliated Registered Investment Companies — 4.9%
DFA Commodity Strategy Portfolio	84,110	493
DFA International Real Estate Securities Portfolio	96,066	491
Lazard Global Listed Infrastructure Portfolio	30,021	500
T. Rowe Price Institutional Floating Rate Fund	48,973	491
T. Rowe Price New Era Fund, Cl I	14,884	520
Vanguard Inflation-Protected Securities Fund	123,384	1,291
Vanguard REIT Index Fund	48,243	879

Total Unaffiliated Registered Investment Companies (Cost $4,587) (000)		4,665

Total Investments In Securities — 100.0% (Cost $84,205) (000) †		$95,618

Percentages are based on Net Assets of $95,617 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $84,205 (000) and the unrealized appreciation and depreciation were $11,427 (000) and ($14) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2017, there were no Level 3 investments.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$4,327	$5,968	$(230)	$104	$(3)	$10,166	$-	$-
KP International Equity Fund	19,263	10,614	(1,858)	1,594	(17)	29,596	-	-
KP Large Cap Equity Fund	20,224	14,325	2,073	782	(205)	37,199	-	-
KP Small Cap Equity Fund	8,265	5,352	(1,082)	1,553	(96)	13,992	-	-

Totals	$52,079	$36,259	$(1,097)	$4,033	$(321)	$90,953	$-	$-

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	195,298	$1,998
KP International Equity Fund	530,145	5,816
KP Large Cap Equity Fund	561,460	7,310
KP Small Cap Equity Fund	217,410	2,750

Total Affiliated Registered Investment Companies (Cost $16,078) (000)		17,874

Unaffiliated Registered Investment Companies — 4.9%
DFA Commodity Strategy Portfolio	16,902	99
DFA International Real Estate Securities Portfolio	19,317	99
Lazard Global Listed Infrastructure Portfolio	6,035	101
T. Rowe Price Institutional Floating Rate Fund	9,847	99
T. Rowe Price New Era Fund, Cl I	2,994	105
Vanguard Inflation-Protected Securities Fund	23,615	247
Vanguard REIT Index Fund	9,226	167

Total Unaffiliated Registered Investment Companies (Cost $903) (000)		917

Total Investments In Securities — 100.0% (Cost $16,981) (000) †		$18,791

Percentages are based on Net Assets of $18,791 (000).

Cl – Class

REIT – Real Estate Investment Trust

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $16,981 (000) and the unrealized appreciation and depreciation were $1,812 (000) and ($2) (000), respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2017, there were no Level 3 investments.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 (000):

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2017	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$718	$1,527	$(292)	$42	$3	$1,998	$-	$-
KP International Equity Fund	3,197	3,325	(1,713)	818	189	5,816	-	-
KP Large Cap Equity Fund	3,356	4,307	(1,327)	826	148	7,310	-	-
KP Small Cap Equity Fund	1,371	1,604	(716)	397	94	2,750	-	-

Totals	$8,642	$10,763	$(4,048)	$2,083	$434	$17,874	$-	$-

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Common Stock — 97.8%
Consumer Discretionary – 12.2%
Advance Auto Parts	8,437	$837
Amazon.com*	48,962	47,070
AMC Networks, Cl A*	27,443	1,605
AutoZone*	832	495
Bed Bath & Beyond	31,298	735
Best Buy	35,917	2,046
BorgWarner	5,697	292
Brunswick	10,048	562
Burlington Stores*	3,621	346
CalAtlantic Group	9,141	335
CarMax*	5,389	409
Carnival	27,466	1,773
CBS, Cl B	10,476	608
Charter Communications, Cl A*	5,700	2,071
Chipotle Mexican Grill, Cl A*	651	200
Coach	8,289	334
Comcast, Cl A	339,290	13,056
Darden Restaurants	6,949	547
Delphi Automotive	85,623	8,425
Dick’s Sporting Goods	14,849	401
Discovery Communications, Cl A*	3,893	83
Discovery Communications, Cl C*	5,393	109
DISH Network, Cl A*	6,100	331
Dollar General	85,814	6,955
Dollar Tree*	21,311	1,850
Domino’s Pizza	4,452	884
DR Horton	30,742	1,228
Expedia	15,296	2,202
Extended Stay America	59,964	1,199
Ferrari	17,468	1,930
Foot Locker	18,543	653
Ford Motor	198,429	2,375
Fossil Group*	700	7
GameStop, Cl A	26,123	540
Gap	5,662	167
Garmin	2,949	159
General Motors	92,032	3,716
Genuine Parts	4,215	403
Goodyear Tire & Rubber	6,630	220
Graham Holdings, Cl B	341	199
H&R Block	26,878	712
Hanesbrands	74,800	1,843
Harley-Davidson	16,690	805
Hasbro	29,330	2,865
Hilton Worldwide Holdings	76,271	5,297
Home Depot	69,731	11,405
Hyatt Hotels, Cl A*	10,676	660

Description	Shares	Value (000)
Interpublic Group of Companies	166,202	$3,455
John Wiley & Sons, Cl A	19,038	1,019
Johnson Controls International	202,957	8,177
Kohl’s	4,451	203
L Brands	7,325	305
Las Vegas Sands	36,977	2,372
Lear	7,918	1,370
Leggett & Platt	4,046	193
Lennar, Cl A	5,395	285
Liberty Expedia Holdings, Cl A*	5,228	278
Liberty Interactive QVC Group, Cl A*	20,295	478
Live Nation Entertainment*	33,314	1,451
LKQ*	8,800	317
Lowe’s	80,251	6,415
Macy’s	14,137	308
Marriott International, Cl A	8,734	963
Mattel	9,790	152
McDonald’s	35,975	5,637
MGM Resorts International	15,000	489
Michael Kors Holdings*	19,865	951
Michaels*	74,210	1,593
Mohawk Industries*	1,801	446
Netflix*	26,375	4,783
Newell Brands	31,274	1,334
News, Cl A	9,868	131
News	3,100	42
NIKE, Cl B	37,132	1,925
Nordstrom	2,949	139
NVR*	552	1,576
Omnicom Group	90,113	6,675
O’Reilly Automotive*	2,469	532
priceline.com*	11,869	21,730
PulteGroup	24,529	670
PVH	28,499	3,593
Ralph Lauren, Cl A	24,679	2,179
Restaurant Brands International	50,000	3,194
Ross Stores	49,072	3,169
Royal Caribbean Cruises	17,709	2,099
Scripps Networks Interactive, Cl A	2,791	240
Signet Jewelers	1,800	120
Skechers U.S.A., Cl A*	15,258	383
Starbucks	61,518	3,304
Target	22,485	1,327
TEGNA	27,851	371
Tesla*	7,050	2,405
Thor Industries	4,292	540
Tiffany	3,092	284
Time Warner	43,798	4,487
TJX	41,321	3,047
Toll Brothers	15,137	628
Tractor Supply	3,743	237

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
TripAdvisor*	2,893	$117
Tupperware Brands	11,929	737
Twenty-First Century Fox	12,200	315
Twenty-First Century Fox, Cl A	65,715	1,734
Ulta Beauty*	1,600	362
Under Armour, Cl A*	4,700	77
Under Armour, Cl C*	4,720	71
Vail Resorts	673	153
VF	9,414	598
Viacom, Cl B	15,174	422
Visteon*	8,348	1,033
Walt Disney	76,383	7,529
Whirlpool	3,322	613
Wyndham Worldwide	2,765	291
Wynn Resorts	2,291	341
Yum! Brands	46,859	3,449

		256,787

Consumer Staples – 7.4%
Altria Group	106,117	6,730
Archer-Daniels-Midland	165,166	7,021
Brown-Forman, Cl B	5,764	313
Bunge	21,605	1,501
Campbell Soup	36,942	1,730
Church & Dwight	7,200	349
Clorox	3,525	465
Coca-Cola	128,454	5,782
Colgate-Palmolive	24,731	1,802
Conagra Brands	120,282	4,058
Constellation Brands, Cl A	4,862	970
Costco Wholesale	12,447	2,045
Coty, Cl A	88,741	1,467
CVS Health	170,927	13,900
Danone	21,605	1,695
Diageo	121,837	4,005
Dr Pepper Snapple Group	5,230	463
Estee Lauder, Cl A	6,371	687
General Mills	90,084	4,663
Hershey	4,061	443
Hormel Foods	7,670	246
Ingredion	10,736	1,295
JM Smucker	17,277	1,813
Kellogg	7,203	449
Kimberly-Clark	13,273	1,562
Kraft Heinz	16,739	1,298
Kroger	25,400	509
McCormick	3,230	331
Molson Coors Brewing, Cl B	14,770	1,206
Mondelez International, Cl A	66,310	2,696
Monster Beverage*	11,920	659
Nestle	71,328	5,974
Nu Skin Enterprises, Cl A	16,481	1,013

Description	Shares	Value (000)
PepsiCo	118,787	$13,236
Philip Morris International	225,242	25,004
Pilgrim’s Pride*	54,082	1,536
Pinnacle Foods	44,353	2,536
Procter & Gamble	145,812	13,266
Reckitt Benckiser Group PLC	15,705	1,434
Rite Aid*	11,397	22
Sysco	34,089	1,839
Tyson Foods, Cl A	57,084	4,022
Walgreens Boots Alliance	47,902	3,699
Wal-Mart Stores	124,879	9,758

		155,492

Energy – 4.2%
Anadarko Petroleum	67,656	3,305
Andeavor	4,032	416
Apache	10,896	499
Baker Hughes	18,209	667
Cabot Oil & Gas	17,616	471
Chesapeake Energy*	28,581	123
Chevron	88,408	10,388
Cimarex Energy	2,800	318
Concho Resources*	4,300	566
ConocoPhillips	85,662	4,287
CONSOL Energy*	11,018	187
Devon Energy	82,901	3,043
EOG Resources	53,701	5,195
EQT	4,963	324
Exxon Mobil	240,835	19,744
Halliburton	77,834	3,583
Helmerich & Payne	3,287	171
Hess	7,896	370
Kinder Morgan	53,623	1,028
Marathon Oil	122,100	1,656
Marathon Petroleum	52,426	2,940
National Oilwell Varco	11,046	395
Newfield Exploration*	5,837	173
Noble Energy	14,126	401
Occidental Petroleum	60,845	3,907
ONEOK	10,960	607
Phillips 66	12,245	1,122
Pioneer Natural Resources	6,495	958
QEP Resources*	18,156	156
Range Resources	6,085	119
Schlumberger	132,792	9,264
Southwestern Energy*	32,307	197
TechnipFMC*	12,412	347
Valero Energy	69,786	5,369
Williams	132,894	3,988
World Fuel Services	29,529	1,001

		87,285

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Financials – 15.9%
Affiliated Managers Group	1,600	$304
Aflac	27,691	2,254
Allstate	70,922	6,518
American Express	96,885	8,764
American Financial Group	3,506	363
American International Group	39,941	2,452
Ameriprise Financial	35,226	5,231
Annaly Capital Management‡	64,020	780
Aon	54,088	7,902
Arch Capital Group*	4,044	398
Arthur J Gallagher	5,100	314
Aspen Insurance Holdings	6,318	255
Assurant	6,878	657
Assured Guaranty	63,163	2,384
Axis Capital Holdings	8,044	461
Bank of America	654,717	16,591
Bank of New York Mellon	109,815	5,822
BankUnited	11,519	410
BB&T	22,629	1,062
Berkshire Hathaway, Cl B*	89,725	16,448
BlackRock, Cl A	12,862	5,750
Brighthouse Financial*	2,732	166
Capital One Financial	44,978	3,808
CBOE Holdings	3,100	334
Charles Schwab	64,298	2,812
Chimera Investment‡	79,811	1,510
Chubb	88,037	12,550
Cincinnati Financial	4,257	326
Citigroup	236,766	17,222
Citizens Financial Group	80,100	3,033
CME Group, Cl A	9,550	1,296
Comerica	14,629	1,116
Discover Financial Services	46,476	2,997
E*TRADE Financial*	7,801	340
Everest Re Group	17,786	4,062
Federated Investors, Cl B	30,034	892
Fifth Third Bancorp	20,314	568
First American Financial	22,656	1,132
First Horizon National	37,840	725
First Republic Bank	37,701	3,938
FNF Group	20,959	995
Franklin Resources	50,561	2,250
Goldman Sachs Group	51,142	12,130
Hanover Insurance Group	3,752	364
Hartford Financial Services Group	27,707	1,536
Huntington Bancshares	31,348	438
Intercontinental Exchange	90,910	6,246
Invesco	17,077	598
JPMorgan Chase	377,433	36,049
KeyCorp	31,363	590

Description	Shares	Value (000)
Leucadia National	9,447	$239
Lincoln National	13,128	965
Loews	7,433	356
M&T Bank	4,324	696
Marsh & McLennan	14,401	1,207
MetLife	116,417	6,048
Moody’s	22,810	3,175
Morgan Stanley	170,524	8,214
Morningstar	588	50
Nasdaq	49,320	3,826
Navient	7,808	117
Northern Trust	6,192	569
People’s United Financial	9,454	172
PNC Financial Services Group	99,483	13,407
Popular	41,675	1,498
Principal Financial Group	7,677	494
Progressive	16,662	807
Prudential Financial	41,473	4,409
Raymond James Financial	5,053	426
Regions Financial	91,033	1,386
Reinsurance Group of America, Cl A	16,824	2,347
S&P Global	36,215	5,661
State Street	64,575	6,170
SunTrust Banks	69,962	4,182
Synchrony Financial	50,598	1,571
Synovus Financial	41,680	1,920
T Rowe Price Group	23,947	2,171
TCF Financial	24,670	420
TD Ameritrade Holding	64,660	3,155
Torchmark	3,187	255
Travelers	88,982	10,902
Unum Group	6,555	335
US Bancorp	207,550	11,123
Validus Holdings	15,545	765
Voya Financial	25,590	1,021
Wells Fargo	416,404	22,965
Western Alliance Bancorp*	23,750	1,261
Willis Towers Watson	3,849	594
WR Berkley	23,371	1,560
XL Group	7,593	300
Zions Bancorporation	41,438	1,955

		333,837

Health Care – 15.7%
Abbott Laboratories	157,815	8,421
AbbVie	65,463	5,817
Aetna	35,531	5,650
Agilent Technologies	43,373	2,785
Alexion Pharmaceuticals*	44,812	6,287
Align Technology*	2,000	373
Allergan	18,445	3,780

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Alnylam Pharmaceuticals*	21,799	$2,561
AmerisourceBergen, Cl A	4,801	397
Amgen	52,605	9,808
Anthem	32,810	6,230
Baxter International	119,427	7,494
Becton Dickinson & Company	40,671	7,969
Biogen*	35,462	11,104
Bioverativ*	15,734	898
Boston Scientific*	38,228	1,115
Bristol-Myers Squibb	87,936	5,605
Cardinal Health	8,795	589
Celgene*	71,303	10,397
Centene*	36,812	3,562
Cerner*	8,815	629
Charles River Laboratories International*	9,560	1,033
Cigna	78,787	14,728
Cooper	2,132	506
CR Bard	2,036	653
Danaher	126,661	10,865
DaVita*	10,650	633
DENTSPLY SIRONA	6,649	398
Edwards Lifesciences*	6,082	665
Eli Lilly	59,765	5,112
Envision Healthcare*	3,366	151
Exelixis*	39,343	953
Express Scripts Holding*	125,200	7,928
Gilead Sciences	131,553	10,658
HCA Healthcare*	8,300	661
Henry Schein*	4,600	377
Hill-Rom Holdings	12,701	940
Hologic*	8,200	301
Humana	41,001	9,989
IDEXX Laboratories*	2,500	389
Illumina*	4,100	817
Incyte*	17,607	2,055
Intuitive Surgical*	10,404	10,881
Johnson & Johnson	226,251	29,415
Laboratory Corp of America Holdings*	2,952	446
McKesson	42,754	6,567
Medtronic	152,480	11,858
Merck	298,808	19,133
Mettler-Toledo International*	700	438
Mylan*	15,467	485
Novartis	10,264	879
Patterson	2,145	83
PerkinElmer	2,896	200
Perrigo	4,032	341
Pfizer	547,946	19,562
QIAGEN	15,592	491
Quest Diagnostics	3,954	370

Description	Shares	Value (000)
Quintiles IMS Holdings*	4,400	$418
Regeneron Pharmaceuticals*	2,607	1,166
ResMed	4,000	308
Roche Holding	4,127	1,054
Stryker	47,384	6,729
Thermo Fisher Scientific	36,160	6,841
United Therapeutics*	5,995	703
UnitedHealth Group	122,476	23,987
Universal Health Services, Cl B	2,500	277
Varian Medical Systems*	8,053	806
Vertex Pharmaceuticals*	70,871	10,775
Waters*	2,335	419
WellCare Health Plans*	4,075	700
Zimmer Biomet Holdings	5,698	667
Zoetis, Cl A	13,772	878

		328,160

Industrials – 10.3%
3M	66,852	14,032
Acuity Brands	1,200	206
AECOM*	14,602	538
AGCO	2,348	173
Alaska Air Group	46,754	3,566
Allegion	2,856	247
Allison Transmission Holdings	22,214	834
American Airlines Group	139,050	6,604
AMETEK	6,527	431
AO Smith	4,100	244
Arconic	10,855	270
Boeing	117,371	29,837
BWX Technologies, Cl W	12,406	695
Canadian National Railway	23,881	1,979
Caterpillar	38,876	4,848
CH Robinson Worldwide	4,064	309
Cintas	2,476	357
Colfax*	8,439	351
Crane	28,209	2,256
CSX	25,904	1,406
Cummins	14,490	2,435
Deere	9,167	1,151
Delta Air Lines	62,368	3,007
Dover	4,397	402
Dun & Bradstreet	15,929	1,854
Eaton	58,276	4,475
Emerson Electric	50,718	3,187
Equifax	18,352	1,945
Expeditors International of Washington	5,158	309
Fastenal	7,776	354
FedEx	15,048	3,395
Flowserve	4,043	172
Fluor	4,185	176

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Fortive	36,017	$2,550
Fortune Brands Home & Security	4,500	303
General Dynamics	7,822	1,608
General Electric	359,269	8,687
HD Supply Holdings*	18,000	649
Honeywell International	84,724	12,009
Hubbell, Cl B	1,496	174
Huntington Ingalls Industries	8,885	2,012
IHS Markit*	10,100	445
Illinois Tool Works	29,796	4,409
Ingersoll-Rand	90,018	8,027
ITT	11,810	523
Jacobs Engineering Group	13,322	776
JB Hunt Transport Services	2,500	278
Kansas City Southern	3,092	336
L3 Technologies	10,185	1,919
Lockheed Martin	21,400	6,640
ManpowerGroup	11,588	1,365
Masco	9,222	360
MSC Industrial Direct, Cl A	2,857	216
Nielsen Holdings	9,700	402
Norfolk Southern	19,921	2,634
Northrop Grumman	28,780	8,281
Oshkosh	12,901	1,065
Owens Corning	27,259	2,108
PACCAR	9,917	717
Parker-Hannifin	3,760	658
Pentair	6,431	437
Pitney Bowes	14,124	198
Quanta Services*	3,776	141
Raytheon	16,961	3,165
Regal Beloit	12,396	979
Republic Services, Cl A	8,279	547
Robert Half International	20,373	1,026
Rockwell Automation	10,630	1,894
Rockwell Collins	4,636	606
Roper Technologies	2,873	699
Ryder System	2,294	194
Snap-on	1,729	258
Southwest Airlines	51,925	2,907
Spirit AeroSystems Holdings, Cl A	54,236	4,215
Stanley Black & Decker	18,370	2,773
Stericycle*	2,221	159
Textron	22,739	1,225
Timken	15,058	731
TransDigm Group	1,400	358
TransUnion*	23,714	1,121
Union Pacific	68,502	7,944
United Continental Holdings*	16,927	1,031
United Parcel Service, Cl B	53,128	6,380
United Rentals*	2,400	333

Description	Shares	Value (000)
United Technologies	72,258	$8,388
Valmont Industries	2,272	359
Verisk Analytics, Cl A*	4,400	366
Waste Connections	53,850	3,767
Waste Management	29,228	2,288
WESCO International*	6,683	389
WW Grainger	1,565	281
Xylem	5,222	327

		216,682

Information Technology – 23.1%
Accenture, Cl A	109,550	14,797
Activision Blizzard	57,162	3,687
Adobe Systems*	41,526	6,195
Advanced Micro Devices*	23,600	301
Akamai Technologies*	34,617	1,687
Alibaba Group Holding ADR*	59,300	10,242
Alliance Data Systems	1,380	306
Alphabet, Cl A*	36,462	35,504
Alphabet, Cl C*	28,833	27,654
Amdocs	18,005	1,158
Amphenol, Cl A	8,552	724
Analog Devices	10,298	887
ANSYS*	2,500	307
Apple	394,159	60,748
Applied Materials	151,356	7,884
ARRIS International*	27,839	793
Arrow Electronics*	10,213	821
ASML Holding, Cl G	9,600	1,643
Autodesk*	6,108	686
Automatic Data Processing	12,568	1,374
Avnet	14,521	571
Booz Allen Hamilton Holding, Cl A	7,704	288
Broadcom	30,517	7,402
Brocade Communications Systems	5,336	64
CA	53,248	1,777
Cadence Design Systems*	44,502	1,756
CDW	16,779	1,107
Cisco Systems	221,792	7,459
Citrix Systems*	26,648	2,047
Cognizant Technology Solutions, Cl A	61,980	4,496
CoreLogic*	23,076	1,067
Corning	28,545	854
CSRA	4,957	160
Dell Technologies Class V, Cl V*	20,207	1,560
DST Systems	5,966	327
DXC Technology	24,630	2,115
eBay*	91,666	3,525
Electronic Arts*	35,956	4,245
Euronet Worldwide*	2,069	196
F5 Networks*	17,540	2,115

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Facebook, Cl A*	245,924	$42,021
Fidelity National Information Services	69,591	6,499
First Solar*	7,651	351
Fiserv*	19,512	2,516
FLIR Systems	25,569	995
Gartner*	2,600	323
Genpact	4,799	138
Global Payments	41,512	3,945
Harris	3,286	433
Hewlett Packard Enterprise	107,046	1,575
HP	66,332	1,324
IAC*	8,507	1,000
Intel	204,626	7,792
International Business Machines	60,618	8,794
Intuit	40,681	5,782
Juniper Networks	70,684	1,967
KLA-Tencor	46,610	4,941
Lam Research	8,995	1,664
Manhattan Associates*	3,606	150
Marvell Technology Group	51,028	913
Mastercard, Cl A	26,538	3,747
Maxim Integrated Products	41,408	1,976
Microchip Technology	6,646	597
Micron Technology*	81,486	3,205
Microsoft	706,505	52,628
Motorola Solutions	4,685	398
NCR*	22,163	832
NetApp	7,794	341
NVIDIA	27,827	4,975
NXP Semiconductors*	30,210	3,416
ON Semiconductor*	14,660	271
Oracle	133,467	6,453
Paychex	9,267	556
PayPal Holdings*	175,531	11,239
Qorvo*	3,400	240
QUALCOMM	42,094	2,182
Red Hat*	62,028	6,876
salesforce.com*	88,730	8,289
Seagate Technology	7,869	261
ServiceNow*	29,841	3,507
Shopify, Cl A*	4,249	495
Skyworks Solutions	7,368	751
Symantec	17,637	579
Synopsys*	24,761	1,994
TE Connectivity	9,915	823
Tencent Holdings ADR	97,800	4,295
Teradata*	17,864	604
Teradyne	23,831	889
Texas Instruments	147,376	13,211
Total System Services	56,109	3,675
VeriSign*	2,357	251

Description	Shares	Value (000)
Visa, Cl A	211,162	$22,223
Western Digital	24,956	2,156
Western Union	13,763	264
Workday, Cl A*	2,400	253
Xerox	52,454	1,746
Xilinx	56,306	3,988
Zynga, Cl A*	176,625	668

		484,506

Materials – 2.5%
Air Products & Chemicals	19,149	2,896
Albemarle	3,200	436
AptarGroup	4,359	376
Avery Dennison	2,368	233
Ball	10,104	417
Bemis	13,972	637
Cabot	35,175	1,963
Celanese, Cl A	37,439	3,904
CF Industries Holdings	6,850	241
Chemours	30,398	1,538
Crown Holdings*	28,869	1,724
DowDuPont	87,516	6,059
Eastman Chemical	17,934	1,623
Ecolab	7,309	940
FMC	3,932	351
Freeport-McMoRan*	57,273	804
Graphic Packaging Holding	68,986	962
Huntsman	2,706	74
International Flavors & Fragrances	2,242	320
International Paper	11,476	652
LyondellBasell Industries, Cl A	39,612	3,924
Martin Marietta Materials	1,800	371
Monsanto	29,497	3,534
Mosaic	9,981	215
Newmont Mining	22,625	849
Nucor	9,255	519
Packaging Corp of America	2,600	298
PPG Industries	68,817	7,478
Praxair	8,014	1,120
Sealed Air	5,542	237
Sherwin-Williams	10,382	3,717
Vulcan Materials	3,827	458
WestRock	45,054	2,556
WR Grace	2,022	146

		51,572

Real Estate – 2.0%
Alexandria Real Estate Equities‡	2,700	321
American Tower, Cl A‡	12,188	1,666
Apartment Investment & Management, Cl A‡	4,154	182
AvalonBay Communities‡	3,812	680
Boston Properties‡	4,367	537

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Brixmor Property Group ‡	55,036	$1,035
Camden Property Trust ‡	2,241	205
CBRE Group, Cl A*	21,445	812
Crown Castle International ‡	57,782	5,777
Digital Realty Trust ‡	5,700	675
Duke Realty ‡	60,974	1,757
Equinix ‡	2,194	979
Equity LifeStyle Properties ‡	35,062	2,983
Equity Residential ‡	10,484	691
Essex Property Trust ‡	1,832	465
Extra Space Storage ‡	3,600	288
Federal Realty Investment Trust ‡	2,000	248
Gaming and Leisure Properties ‡	37,790	1,394
GGP ‡	16,943	352
HCP ‡	36,554	1,017
Host Hotels & Resorts ‡	21,518	398
Iron Mountain ‡	7,686	299
Kimco Realty ‡	12,145	238
Liberty Property Trust ‡	14,160	581
Macerich ‡	3,145	173
Mid-America Apartment Communities ‡	3,200	342
National Retail Properties ‡	10,372	432
Park Hotels & Resorts ‡	101,427	2,795
Prologis ‡	70,251	4,458
Public Storage ‡	12,082	2,586
Realty Income ‡	7,900	452
Regency Centers ‡	4,100	254
Retail Properties of America, Cl A ‡	31,449	413
SBA Communications, Cl A ‡ *	14,907	2,147
Senior Housing Properties Trust‡	10,493	205
Simon Property Group ‡	8,704	1,402
SL Green Realty ‡	2,900	294
UDR ‡	7,600	289
Ventas ‡	10,213	665
Vornado Realty Trust ‡	5,003	385
Weingarten Realty Investors ‡	9,391	298
Welltower ‡	10,303	724
Weyerhaeuser ‡	21,582	735

		42,629

Telecommunication Services – 1.3%
AT&T	327,080	12,812
CenturyLink	14,630	276
Level 3 Communications*	12,266	654
T-Mobile US*	58,900	3,632
Verizon Communications	217,386	10,758

		28,132

Utilities – 3.2%
AES	19,337	213
Alliant Energy	6,500	270
Ameren	120,376	6,963

Description	Shares	Value (000)
American Electric Power	82,067	$5,764
American Water Works	17,117	1,385
Avangrid	26,032	1,234
CenterPoint Energy	44,158	1,290
CMS Energy	8,164	378
Consolidated Edison	30,207	2,437
Dominion Energy	18,215	1,401
DTE Energy	28,700	3,081
Duke Energy	77,261	6,484
Edison International	71,240	5,498
Entergy	5,154	394
Eversource Energy	19,166	1,158
Exelon	112,500	4,238
FirstEnergy	12,933	399
Hawaiian Electric Industries	66,862	2,231
NextEra Energy	18,191	2,666
NiSource	9,446	242
NRG Energy	8,364	214
PG&E	86,190	5,869
Pinnacle West Capital	21,282	1,800
PPL	18,999	721
Public Service Enterprise Group	96,430	4,460
SCANA	4,045	196
Sempra Energy	7,096	810
Southern	28,537	1,402
Vistra Energy	73,435	1,372
WEC Energy Group	8,820	554
Xcel Energy	46,101	2,181

		67,305

Total Common Stock (Cost $1,710,158) (000)		2,052,387

Preferred Stock — 0.2%
Air BNB, Ser D*(B)	11,406	1,280
Air BNB, Ser E*(B)	6,939	779
Dropbox, Cl A*(B)	29,866	281
Dropbox, Cl C*(B)	1,097	10
Flipkart Online Services*(B)	5,739	620
Magic Leap, Ser C*(B)	13,521	311
Uber Technologies, Cl E*(B)	21,072	900
Uber Technologies, Cl G*(B)	7,921	339

Total Preferred Stock (Cost $3,777) (000)		4,520

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Short-Term Investment — 1.9%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.927% (A)	39,471,326	$39,471

Total Short-Term Investment (Cost $39,471) (000)		39,471

Total Investments — 99.9% (Cost $1,753,406) (000) †		$2,096,378

Percentages are based on Net Assets of $2,098,074 (000).

A list of the open futures contracts held by the Fund at September 30, 2017,

is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	182	Dec-2017	$22,530	$22,897	$367

			$22,530	$22,897	$367

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of September 30, 2017.
(B)	Rate not available.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $1,753,406 (000) and the unrealized appreciation and depreciation were $367,166 (000) and ($23,827) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,052,387	$-	$-	$2,052,387
Preferred Stock	-	-	4,520	4,520
Short-Term
Investment	-	39,471	-	39,471

Total Investments in Securities	$2,052,387	$39,471	$4,520	$2,096,378

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$367	$-	$-	$367

Total Other Financial
Instruments	$367	$-	$-	$367

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as ‘‘-‘‘are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Common Stock — 96.9%
Consumer Discretionary – 14.2%
1-800-Flowers.com, Cl A*	175,882	$1,732
Abercrombie & Fitch, Cl A	17,644	255
Acushnet Holdings	102,274	1,816
Adtalem Global Education	24,180	867
AH Belo, Cl A	137,955	635
American Axle & Manufacturing Holdings*	21,822	384
American Public Education*	4,765	100
Asbury Automotive Group*	4,952	303
Ascena Retail Group*	49,830	122
Barnes & Noble	16,189	123
Barnes & Noble Education*	11,326	74
Belmond, Cl A*	22,169	303
Big 5 Sporting Goods	5,300	41
Biglari Holdings*	294	98
BJ’s Restaurants*	5,036	153
Boyd Gaming	69,235	1,804
Bravo Brio Restaurant Group*	73,325	167
Buckle	8,305	140
Caleres	100,272	3,060
Callaway Golf	25,491	368
Capella Education	3,024	212
Career Education*	16,757	174
Carter’s	54,892	5,421
Cato, Cl A	7,013	93
Cavco Industries*	2,258	333
Chegg*	195,185	2,897
Chico’s FAS	33,776	302
Children’s Place	4,673	552
Chuy’s Holdings*	122,142	2,571
Coach	51,632	2,080
Columbia Sportswear	34,075	2,098
Cooper Tire & Rubber	82,807	3,097
Cooper-Standard Holdings*	4,309	500
Core-Mark Holding	12,491	401
Crocs*	19,222	186
Darden Restaurants	19,174	1,511
Dave & Buster’s Entertainment*	24,528	1,287
Del Frisco’s Restaurant Group*	137,850	2,006
Despegar.com*	12,324	394
DineEquity	4,809	207
Dixie Group*	214,108	856
Dorman Products*	8,180	586
DR Horton	48,900	1,953
DSW, Cl A	52,710	1,132
El Pollo Loco Holdings*	6,356	77
Ethan Allen Interiors	6,662	216

Description	Shares	Value (000)
EW Scripps, Cl A*	14,763	$282
Expedia	9,800	1,411
Express*	339,262	2,293
Extended Stay America	72,400	1,448
Fiesta Restaurant Group*	7,955	151
Finish Line, Cl A	11,850	143
Five Below*	14,862	816
Floor & Decor Holdings, Cl A*	8,031	313
Fossil Group*	12,426	116
Fox Factory Holding*	10,043	433
Francesca’s Holdings*	10,762	79
Fred’s, Cl A	10,499	68
FTD*	5,124	67
Gannett	29,651	267
Genesco*	5,714	152
Gentherm*	13,031	484
G-III Apparel Group*	176,991	5,136
Goodyear Tire & Rubber	106,000	3,524
Grand Canyon Education*	21,710	1,972
Group 1 Automotive	5,209	377
Guess?	132,627	2,259
Habit Restaurants, Cl A*	164,016	2,140
Haverty Furniture	4,912	128
Hibbett Sports*	6,099	87
Iconix Brand Group*	16,723	95
Installed Building Products*	5,641	366
iRobot*	7,438	573
JC Penney*	81,017	309
John Wiley & Sons, Cl A	14,811	792
Kirkland’s*	188,173	2,151
La-Z-Boy, Cl Z	12,725	342
LCI Industries	6,590	763
LGI Homes*	4,454	216
Lindblad Expeditions Holdings*	139,872	1,497
Lions Gate Entertainment, Cl A*	42,407	1,419
Lithia Motors, Cl A	6,450	776
Loral Space & Communications*	34,510	1,708
Lumber Liquidators Holdings*	26,505	1,033
M/I Homes*	6,397	171
Marcus	5,560	154
MarineMax*	7,134	118
Marriott Vacations Worldwide	6,443	802
MDC Holdings	101,807	3,381
MDC Partners, Cl A	131,666	1,448
Meritage Homes*	10,227	454
Modine Manufacturing*	195,470	3,763
Mohawk Industries*	7,477	1,851
Monarch Casino & Resort*	3,267	129
Monro	34,075	1,910
Motorcar Parts of America*	4,759	140

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Movado Group	4,551	$127
Nautilus*	7,867	133
New Media Investment Group	13,872	205
Nexstar Media Group, Cl A	27,931	1,740
Norwegian Cruise Line Holdings*	73,900	3,994
Nutrisystem	8,019	448
Ollie’s Bargain Outlet Holdings*	13,138	610
Oxford Industries	12,560	798
Penn National Gaming*	22,535	527
Penske Automotive Group	29,565	1,406
Perry Ellis International*	3,600	85
PetMed Express	5,348	177
Pier 1 Imports	526,767	2,207
Planet Fitness, Cl A	30,045	811
Polaris Industries	6,543	685
Red Robin Gourmet Burgers*	19,772	1,325
Regis*	8,834	126
Rent-A-Center, Cl A	13,743	158
RH*	4,995	351
Royal Caribbean Cruises	11,500	1,363
Ruby Tuesday*	20,000	43
Ruth’s Hospitality Group	7,701	161
Scholastic	7,439	277
Scientific Games, Cl A*	52,635	2,413
SeaWorld Entertainment	239,560	3,112
Select Comfort*	10,889	338
Shake Shack, Cl A*	4,792	159
Shoe Carnival	3,668	82
Shutterfly*	8,908	432
Skechers U.S.A., Cl A*	50,400	1,265
Sonic	11,095	282
Sonic Automotive, Cl A	6,360	130
Standard Motor Products	5,554	268
Steven Madden*	14,119	611
Strayer Education	2,889	252
Sturm Ruger	4,615	239
Superior Industries International	6,599	110
Tailored Brands	12,692	183
Tile Shop Holdings	9,698	123
Time	26,042	352
TopBuild*	35,683	2,325
Unifi*	4,479	160
Universal Electronics*	3,804	241
Vail Resorts	12,181	2,779
Vera Bradley*	5,556	49
Vista Outdoor*	158,709	3,641
Visteon*	9,355	1,158
Vitamin Shoppe*	6,954	37
Wayfair, Cl A*	12,627	851
Wendy’s	99,650	1,548

Description	Shares	Value (000)
William Lyon Homes, Cl A*	6,132	$141
Wingstop, Cl A	7,594	252
Winnebago Industries	94,524	4,230
Wolverine World Wide	25,910	747
World Wrestling Entertainment, Cl A	72,943	1,718
Wynn Resorts	16,700	2,487
Yum China Holdings*	33,600	1,343
ZAGG*	177,003	2,788
Zumiez*	5,173	94

		148,891

Consumer Staples – 2.7%
Andersons	121,314	4,155
B&G Foods	91,079	2,901
Bob Evans Farms	5,373	416
Calavo Growers	5,002	366
Cal-Maine Foods	7,796	320
Central Garden & Pet, Cl A*	9,378	349
Central Garden & Pet*	3,027	118
Chefs’ Warehouse*	53,953	1,041
Coca-Cola Bottling
Consolidated	1,205	260
Darling Ingredients*	244,467	4,283
Energizer Holdings	39,012	1,797
Flowers Foods	146,123	2,749
Herbalife*	13,522	917
Inter Parfums	39,177	1,616
J&J Snack Foods	4,011	527
John B Sanfilippo & Son	2,253	152
Medifast	2,887	171
Nu Skin Enterprises, Cl A	17,854	1,098
Seaboard	846	3,811
Seneca Foods, Cl A*	1,835	63
SpartanNash	9,832	259
SUPERVALU*	9,931	216
Universal	6,800	390
WD-40	3,693	413

		28,388

Energy – 3.5%
Archrock	18,383	231
Ardmore Shipping	340,361	2,808
Atwood Oceanics*	21,977	206
Bill Barrett*	22,371	96
Bristow Group	9,436	88
Capital Product Partners (A)	121,712	426
CARBO Ceramics*	6,259	54
Carrizo Oil & Gas*	20,794	356
Cloud Peak Energy*	22,000	80
Contango Oil & Gas*	6,741	34
Delek US Holdings	136,707	3,654
Denbury Resources*	116,924	157

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Eclipse Resources*	545,519	$1,364
Era Group*	5,800	65
Exterran*	8,287	262
Geospace Technologies*	3,914	70
Green Plains	10,456	211
Gulf Island Fabrication	4,400	56
Helix Energy Solutions Group*	37,319	276
Jones Energy, Cl A*	2	-
Keane Group*	49,286	822
Matador Resources*	34,870	947
Matrix Service*	7,771	118
McDermott International*	76,339	555
Nabors Industries	134,849	1,088
Newpark Resources*	23,077	231
Noble	63,700	293
Oceaneering International	218,959	5,752
Oil States International*	13,600	345
Patterson-UTI Energy	26,585	557
PBF Energy, Cl A	96,032	2,651
PDC Energy*	17,620	864
Pioneer Energy Services*	22,674	58
Resolute Energy*	48,679	1,445
REX American Resources*	1,475	138
Ring Energy*	116,486	1,688
RPC	41,075	1,018
SEACOR Holdings*	88,580	4,084
SRC Energy*	127,250	1,230
Tesco*	13,675	75
TETRA Technologies*	442,723	1,266
Unit*	13,733	283
US Silica Holdings	21,716	675

		36,677

Financials – 17.1%
Access National	71,525	2,050
American Equity Investment Life Holding	62,069	1,805
American Financial Group	34,955	3,616
Ameris Bancorp	9,795	470
AMERISAFE	5,186	302
Apollo Commercial Real Estate Finance‡	25,663	465
ARMOUR Residential‡	10,700	288
Aspen Insurance Holdings	34,234	1,383
Assurant	29,950	2,861
Atlantic Capital Bancshares*	91,851	1,667
Banc of California	18,231	378
Bank Mutual	12,433	126
Bank of Hawaii	40,050	3,339
Banner	25,743	1,577
Berkshire Hills Bancorp	32,860	1,273
BofI Holding*	15,090	430

Description	Shares	Value (000)
Boston Private Financial Holdings	22,035	$365
Brookline Bancorp	61,385	951
Byline Bancorp*	57,876	1,230
Capstar Financial Holdings*	114,728	2,246
Capstead Mortgage‡	25,101	242
Carolina Financial	17,798	639
Central Pacific Financial	8,000	257
Chemical Financial	22,407	1,171
City Holding	4,107	295
Civista Bancshares	47,195	1,054
CoBiz Financial	164,037	3,222
Cohen & Steers	19,327	763
Columbia Banking System	29,480	1,241
Comerica	36,881	2,813
Commerce Bancshares	58,080	3,355
Commerce Union Bancshares	35,582	825
Community Bank System	13,483	745
Community Bankers Trust*	105,493	971
Customers Bancorp*	63,953	2,086
CVB Financial	177,123	4,281
Dime Community Bancshares	8,083	174
Donnelley Financial Solutions*	9,100	196
E*TRADE Financial*	32,348	1,411
Eagle Bancorp*	46,620	3,126
Eagle Bancorp Montana	14,376	264
East West Bancorp	35,100	2,098
eHealth*	4,900	117
Employers Holdings	8,751	398
Encore Capital Group*	25,867	1,146
Enova International*	8,572	115
Equity Bancshares, Cl A*	15,034	535
Evans Bancorp	33,616	1,452
Evercore, Cl A	10,523	844
EZCORP, Cl A*	14,334	136
FB Financial*	36,813	1,389
Fidelity Southern	6,312	149
Financial Engines	16,948	589
First BanCorp*	47,909	245
First Bancorp NC	16,972	584
First Commonwealth Financial	26,163	370
First Financial Bancorp	53,907	1,410
First Financial Bankshares	17,673	799
First Horizon National	93,473	1,790
First Internet Bancorp	55,908	1,806
First Merchants	28,697	1,232
First Midwest Bancorp	89,306	2,092
FirstCash	66,729	4,214
FNB	298,792	4,192
Glacier Bancorp	20,871	788
Great Western Bancorp	28,723	1,186
Green Bancorp*	19,482	461

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Green Dot, Cl A*	67,123	$3,328
Greenhill	8,050	134
Guaranty Bancorp	88,647	2,464
Guaranty Bancshares	17,868	572
Hamilton Lane, Cl A	46,971	1,261
Hanmi Financial	8,462	262
Hannon Armstrong Sustainable Infrastructure Capital‡	89,505	2,181
Hanover Insurance Group	15,703	1,522
HCI Group	2,400	92
Heritage Commerce	126,496	1,800
Heritage Financial	122,480	3,613
HomeStreet*	7,230	195
Hope Bancorp	34,388	609
Horace Mann Educators	38,064	1,498
IBERIABANK	49,844	4,095
Independent Bank	49,188	3,672
Infinity Property & Casualty	2,881	271
Interactive Brokers Group, Cl A	19,100	860
International. FCStone*	4,397	168
Investar Holding	32,377	780
Investment Technology Group	74,563	1,651
LegacyTexas Financial Group	11,324	452
LendingTree*	1,997	488
Maiden Holdings	18,965	151
MarketAxess Holdings	3,824	706
Meta Financial Group	2,400	188
Moelis, Cl A	29,688	1,278
National Bank Holdings, Cl A	77,382	2,762
Navigators Group	6,033	352
NBT Bancorp	11,436	420
Northfield Bancorp	12,467	216
Northwest Bancshares	27,459	474
OFG Bancorp	12,909	118
Old Line Bancshares	44,383	1,243
Old National Bancorp	161,006	2,946
OM Asset Management	160,338	2,392
Opus Bank	54,858	1,317
Oritani Financial	9,986	168
PacWest Bancorp	23,632	1,194
Piper Jaffray	3,683	219
PRA Group*	12,187	349
Primerica	40,650	3,315
ProAssurance	14,242	778
Prosperity Bancshares	50,143	3,296
Provident Financial Services	15,908	424
Pzena Investment Management, Cl A	68,552	746
RLI	10,413	597
S&T Bancorp	9,174	363
Safety Insurance Group	4,037	308
Selective Insurance Group	15,599	840

Description	Shares	Value (000)
ServisFirst Bancshares	12,009	$467
Shore Bancshares	55,922	931
Simmons First National, Cl A	8,596	498
SmartFinancial*	19,959	480
Solar Capital	57,210	1,238
Southern First Bancshares*	5,303	193
Southern National Bancorp of Virginia	121,976	2,072
Southside Bancshares	7,515	273
State Auto Financial	31,719	832
State Bank Financial	86,828	2,488
Stewart Information Services	6,167	233
Sunshine Bancorp*	47,384	1,101
Synovus Financial	37,840	1,743
TCF Financial	100,510	1,713
Texas Capital Bancshares*	5,600	480
Third Point Reinsurance*	16,800	262
Tompkins Financial	3,202	276
TrustCo Bank	24,985	222
UMB Financial	26,712	1,990
Umpqua Holdings	188,862	3,685
United Community Banks	19,494	556
United Fire Group	5,603	257
United Insurance Holdings	5,302	86
Universal Insurance Holdings	8,471	195
Virtus Investment Partners	1,877	218
Waddell & Reed Financial, Cl A	21,911	440
Walker & Dunlop*	7,718	404
WashingtonFirst Bankshares	48,489	1,726
WesBanco	46,052	1,889
Westamerica Bancorporation	50,015	2,978
Western Alliance Bancorp*	31,555	1,675
WisdomTree Investments	29,951	305
World Acceptance*	1,494	124
Zions Bancorporation	46,600	2,199

		179,447

Health Care – 10.5%
Abaxis	5,891	263
Acadia Healthcare*	46,022	2,198
Aceto	8,810	99
Acorda Therapeutics*	12,211	289
Aerie Pharmaceuticals*	38,670	1,879
Almost Family*	3,400	183
AMAG Pharmaceuticals*	9,091	168
Amedisys*	7,587	425
AMN Healthcare Services*	12,634	577
Amphastar Pharmaceuticals*	9,212	165
Analogic	3,317	278
AngioDynamics*	9,903	169
ANI Pharmaceuticals*	2,347	123
Anika Therapeutics*	3,799	220
AxoGen*	63,406	1,227

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
BioTelemetry*	52,040	$1,717
Bioverativ*	9,460	540
Bluebird Bio*	11,037	1,516
Cambrex*	8,715	479
Cantel Medical	9,510	896
Catalent*	36,080	1,440
Charles River Laboratories International*	9,970	1,077
Chemed	12,478	2,521
Clovis Oncology*	21,817	1,798
Community Health Systems*	29,874	229
Computer Programs & Systems	3,115	92
CONMED	6,502	341
Corcept Therapeutics*	28,637	553
CorVel*	2,500	136
Cross Country Healthcare*	107,636	1,532
CryoLife*	46,639	1,059
Cutera*	25,240	1,044
Cytokinetics*	13,598	197
Depomed*	18,285	106
Diplomat Pharmacy*	12,365	256
Eagle Pharmaceuticals*	2,244	134
Emergent BioSolutions*	9,430	381
Enanta Pharmaceuticals*	3,897	182
Ensign Group	12,399	280
Envision Healthcare*	34,841	1,566
FibroGen*	25,195	1,355
GenMark Diagnostics*	174,167	1,677
Haemonetics*	14,085	632
Halozyme Therapeutics*	36,175	628
HealthEquity*	35,817	1,812
HealthSouth	111,413	5,164
HealthStream*	6,577	154
Heska*	1,741	153
HMS Holdings*	22,608	449
ICU Medical*	4,024	748
IDEXX Laboratories*	19,560	3,041
Impax Laboratories*	29,377	596
Innoviva*	20,251	286
Inogen*	4,507	429
Insulet*	12,790	704
Integer Holdings*	7,520	385
Integra LifeSciences Holdings*	16,902	853
Intersect ENT*	44,100	1,374
Invacare	9,393	148
K2M Group Holdings*	148,250	3,144
Kindred Healthcare	22,187	151
Landauer	2,474	167
Lannett*	7,567	140
Lantheus Holdings*	53,735	956
LeMaitre Vascular	4,100	153

Description	Shares	Value (000)
LHC Group*	4,422	$314
Ligand Pharmaceuticals*	15,675	2,134
Luminex	11,044	225
Magellan Health*	6,246	539
Medicines*	17,095	633
MEDNAX*	26,339	1,136
Meridian Bioscience	10,933	156
Merit Medical Systems*	67,489	2,858
Mettler-Toledo International*	5,105	3,197
MiMedx Group*	27,770	330
Momenta Pharmaceuticals*	20,428	378
Myriad Genetics*	60,773	2,199
NanoString Technologies*	113,350	1,832
Natus Medical*	8,920	335
Nektar Therapeutics, Cl A*	64,159	1,540
Neogen*	10,260	795
NeoGenomics*	204,218	2,273
Novocure*	45,065	895
Omnicell*	38,765	1,979
OraSure Technologies*	61,969	1,394
Orthofix International*	4,683	221
Oxford Immunotec Global*	79,552	1,336
PAREXEL International*	22,803	2,008
PetIQ, Cl A*	29,803	807
PharMerica*	8,144	239
Phibro Animal Health, Cl A	5,208	193
Portola Pharmaceuticals, Cl A*	11,675	631
PRA Health Sciences*	20,845	1,588
Prestige Brands Holdings*	25,166	1,261
Progenics Pharmaceuticals*	20,597	152
Providence Service*	34,256	1,853
Puma Biotechnology*	3,655	438
Quality Systems*	12,035	189
Quidel*	68,346	2,998
Quorum Health*	8,900	46
Repligen*	29,919	1,146
Sarepta Therapeutics*	28,575	1,296
SciClone Pharmaceuticals*	13,327	149
Select Medical Holdings*	28,273	543
Spectrum Pharmaceuticals*	20,799	293
Sucampo Pharmaceuticals, Cl A*	7,400	87
Supernus Pharmaceuticals*	47,411	1,896
Surmodics*	3,900	121
Tactile Systems Technology*	45,135	1,397
Teladoc*	63,389	2,101
Tivity Health*	59,372	2,422
US Physical Therapy	3,408	209
Varex Imaging*	10,169	344
Vocera Communications*	82,882	2,600
WellCare Health Plans*	17,560	3,016

		110,356

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Industrials – 20.1%
AAON	10,817	$373
AAR	8,663	327
ABM Industries	14,951	624
Actuant, Cl A	15,622	400
Advanced Drainage Systems	78,003	1,580
Aegion, Cl A*	8,704	203
AerCap Holdings*	39,897	2,039
Aerojet Rocketdyne Holdings*	20,052	702
Aerovironment*	5,662	306
Air Transport Services Group*	126,619	3,082
Alamo Group	2,477	266
Albany International, Cl A	25,501	1,464
Allegiant Travel, Cl A	3,362	443
Altra Industrial Motion	58,143	2,797
American Woodmark*	3,819	368
AMETEK	50,800	3,355
Apogee Enterprises	25,765	1,243
Applied Industrial Technologies	10,446	687
ArcBest	58,565	1,959
Astec Industries	5,029	282
Atlas Air Worldwide Holdings*	6,820	449
Axon Enterprise*	13,833	314
AZZ	16,877	822
Barnes Group	38,032	2,679
BMC Stock Holdings*	36,906	788
Brady, Cl A	12,586	478
Briggs & Stratton	11,169	262
Brink’s	39,145	3,298
Builders FirstSource*	92,725	1,668
BWX Technologies, Cl W	24,525	1,374
CAI International*	54,671	1,658
Casella Waste Systems, Cl A*	74,834	1,407
Celadon Group	416,393	2,811
Chart Industries*	8,040	315
CIRCOR International	4,316	235
Columbus McKinnon	118,765	4,498
Comfort Systems USA	9,768	349
Commercial Vehicle Group*	151,347	1,112
Covanta Holding	160,476	2,383
Covenant Transportation Group, Cl A*	147,912	4,286
CPI Aerostructures*	165,592	1,548
Cubic	6,553	334
Daseke*	81,645	1,065
Deluxe	42,400	3,093
DigitalGlobe*	38,467	1,356
DXP Enterprises*	80,436	2,533
Dycom Industries*	19,628	1,686
Echo Global Logistics*	109,639	2,067
EMCOR Group	51,280	3,558
Encore Wire	5,410	242

Description	Shares	Value (000)
Engility Holdings*	4,529	$157
EnPro Industries	23,924	1,927
ESCO Technologies	6,793	407
Essendant	11,025	145
Exponent	6,799	502
Federal Signal	16,200	345
Forward Air	37,272	2,133
Franklin Electric	10,406	467
FTI Consulting*	10,800	383
GATX	48,990	3,016
General Cable	124,029	2,338
Genesee & Wyoming, Cl A*	19,659	1,455
Gibraltar Industries*	8,186	255
Global Brass & Copper Holdings	20,814	703
Granite Construction	5,690	330
Greenbrier	7,483	360
Griffon	8,078	179
Harsco*	28,551	597
Hawaiian Holdings*	14,137	531
Healthcare Services Group	19,505	1,053
Heartland Express	13,462	338
Heidrick & Struggles International	5,500	116
Hillenbrand	16,844	654
HNI	40,030	1,660
Hub Group, Cl A*	94,334	4,052
InnerWorkings*	169,401	1,906
Insperity	4,958	436
Insteel Industries	5,185	135
Interface, Cl A	146,941	3,218
ITT	157,364	6,966
John Bean Technologies	23,302	2,356
Kaman	7,512	419
KBR	286,989	5,131
Kelly Services, Cl A	8,214	206
Kennametal	22,300	900
Korn	15,443	609
Kratos Defense & Security Solutions*	118,550	1,551
Lindsay	2,771	255
LSC Communications	9,400	155
Lydall*	4,638	266
Marten Transport	143,313	2,945
Matson	11,233	317
Matthews International, Cl A	32,163	2,002
McGrath RentCorp	152,540	6,674
Mercury Systems*	94,323	4,893
Meritor*	74,180	1,929
Milacron Holdings*	202,170	3,409
Mobile Mini	85,943	2,961
Moog, Cl A*	48,782	4,070
Mueller Industries	15,404	538

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Multi-Color	3,710	$304
MYR Group*	4,800	140
National Presto Industries	1,301	138
Navigant Consulting*	12,283	208
Navistar International*	27,675	1,220
Nordson	14,200	1,683
On Assignment*	80,270	4,309
Orbital ATK	10,449	1,391
Orion Group Holdings*	8,200	54
Owens Corning	18,100	1,400
Patrick Industries*	4,201	353
PGT Innovations*	12,759	191
Powell Industries	2,510	75
Proto Labs*	6,646	534
Quanex Building Products	8,969	206
Quanta Services*	41,445	1,549
Raven Industries	9,415	305
RBC Bearings*	13,532	1,693
Resources Connection	7,100	99
Revolution Lighting Technologies*	231,829	1,507
Roadrunner Transportation Systems*	8,889	85
RR Donnelley & Sons	18,100	186
Rush Enterprises, Cl A*	35,065	1,623
Saia*	35,904	2,249
Simpson Manufacturing	46,476	2,279
SiteOne Landscape Supply*	19,555	1,136
SkyWest	13,899	610
Snap-on	21,370	3,184
SP Plus*	48,994	1,935
SPX*	11,094	325
SPX FLOW*	14,833	572
Standex International	3,396	361
Student Transportation	140,069	838
Sun Hydraulics	5,365	290
Team*	49,698	663
Tennant	4,692	311
Terex	38,719	1,743
Tetra Tech	15,088	702
Titan International	14,151	144
Titan Machinery*	21,597	335
TransUnion*	28,700	1,356
Trex*	7,945	716
Triton International	39,535	1,316
Triumph Group	136,838	4,071
TrueBlue*	11,113	249
UniFirst	4,154	629
Univar*	46,000	1,331
Universal Forest Products	5,392	529
US Ecology	5,708	307
Valmont Industries	8,340	1,319

Description	Shares	Value (000)
Veritiv*	3,273	$106
Viad	5,336	325
Vicor*	4,700	111
Wabash National	65,629	1,498
WABCO Holdings*	23,379	3,460
Wabtec	14,968	1,134
WageWorks*	10,596	643
Watts Water Technologies, Cl A	7,500	519
Werner Enterprises	37,695	1,378
YRC Worldwide*	182,631	2,520

		209,965

Information Technology – 17.6%
2U*	48,008	2,690
8x8*	24,025	324
ACI Worldwide*	108,234	2,466
ADTRAN	12,637	303
Advanced Energy Industries*	36,377	2,938
Advanced Micro Devices*	79,688	1,016
Agilysys*	4,400	53
Alarm.com Holdings*	20,706	935
Alpha & Omega Semiconductor*	300	5
Amkor Technology*	342,450	3,613
Anixter International*	7,687	653
Applied Optoelectronics*	5,034	326
Aspen Technology*	16,341	1,026
Badger Meter	7,900	387
Barracuda Networks*	10,800	262
Bazaarvoice*	394,082	1,951
Bel Fuse, Cl B	2,556	80
Belden	23,785	1,915
Benchmark Electronics*	43,867	1,498
Black Box	4,400	14
Blackhawk Network Holdings, Cl A*	39,360	1,724
Blucora*	12,155	308
Bottomline Technologies*	57,610	1,834
Brooks Automation	66,878	2,030
Cabot Microelectronics	6,786	542
CACI International, Cl A*	6,545	912
CalAmp*	76,706	1,783
Cardtronics*	11,951	275
CEVA*	5,921	253
Cognex	18,120	1,998
Coherent*	4,110	967
Cohu	11,908	284
CommVault Systems*	21,055	1,280
Comtech Telecommunications	6,900	142
Control4*	5,400	159
CoStar Group*	6,295	1,689
Cray*	10,490	204

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
CSG Systems International	8,814	$353
CTS	8,486	205
Cypress Semiconductor	87,715	1,317
CYREN*	573,126	1,032
Daktronics	9,800	104
DHI Group*	14,897	39
Diebold Nixdorf	157,148	3,591
Digi International*	7,816	83
Diodes*	9,985	299
DSP Group*	6,500	84
DST Systems	50,800	2,788
Ebix	5,928	387
Electro Scientific Industries*	9,745	136
Electronics For Imaging*	138,073	5,893
Envestnet*	30,890	1,575
ePlus*	3,788	350
Euronet Worldwide*	41,354	3,920
Everi Holdings*	170,890	1,297
ExlService Holdings*	9,044	527
Extreme Networks*	71,015	844
Fabrinet*	10,047	372
FARO Technologies*	4,254	163
FireEye*	80,575	1,351
Five9*	130,349	3,115
FLIR Systems	73,782	2,871
Forrester Research	2,911	122
Gartner*	8,240	1,025
Gigamon*	10,045	423
Global Payments	7,600	722
Glu Mobile*	185,505	697
Gogo*	78,458	927
GrubHub*	41,290	2,174
GTT Communications*	42,320	1,339
Harmonic*	23,627	72
Hortonworks*	63,475	1,076
IAC*	13,400	1,576
II-VI*	14,934	615
Infinera*	53,415	474
Insight Enterprises*	28,996	1,331
Integrated Device Technology*	39,345	1,046
InterXion Holding*	32,285	1,644
IPG Photonics*	10,370	1,919
Itron*	59,070	4,575
KEMET*	13,000	275
Knowles*	62,448	954
Kopin*	17,900	75
Kulicke & Soffa Industries*	18,600	401
Liquidity Services*	38,036	224
LivePerson*	102,916	1,395
LogMeIn	2,609	287
Lumentum Holdings*	49,286	2,679
ManTech International, Cl A	6,961	307

Description	Shares	Value (000)
Marvell Technology Group	32,255	$577
Mattersight*	563,136	1,577
MaxLinear, Cl A*	16,230	385
Methode Electronics	9,909	420
Micron Technology*	41,700	1,640
Microsemi*	45,670	2,351
MicroStrategy, Cl A*	2,545	325
Mimecast*	128,640	3,656
MKS Instruments	45,768	4,323
Model N*	77,082	1,152
Monotype Imaging Holdings	10,908	210
MTS Systems	4,567	244
Nanometrics*	6,558	189
NETGEAR*	8,495	404
Netlist*	473,018	348
New Relic*	21,680	1,080
NIC	17,772	305
Novanta*	47,353	2,065
Oclaro*	45,174	390
OSI Systems*	4,693	429
Park Electrochemical	5,578	103
Perficient*	9,081	179
Plexus*	8,862	497
Power Integrations	7,912	579
Progress Software	12,967	495
PROS Holdings*	28,415	686
Pure Storage, Cl A*	90,550	1,448
Qualys*	8,462	438
QuinStreet*	10,500	77
Rambus*	29,339	392
RealPage*	43,345	1,729
RingCentral, Cl A*	92,705	3,870
Rogers*	61,184	8,155
Rudolph Technologies*	8,165	215
Sanmina*	20,204	751
ScanSource*	6,651	290
Semtech*	17,729	666
ServiceNow*	25,535	3,001
Shopify, Cl A*	11,951	1,392
ShotSpotter*	25,770	347
Shutterstock*	4,949	165
SolarEdge Technologies*	9,500	271
SPS Commerce*	4,514	256
Square, Cl A*	116,675	3,361
Stamps.com*	4,230	857
Stratasys*	30,742	711
Super Micro Computer*	9,915	219
Sykes Enterprises*	10,755	314
Synchronoss Technologies*	11,214	105
Take-Two Interactive Software*	35,105	3,589
TeleTech Holdings	3,973	166
Teradyne	58,475	2,181

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
TiVo	66,501	$1,320
Trimble*	58,250	2,286
TTM Technologies*	24,566	378
Universal Display	53,358	6,875
Varonis Systems*	33,745	1,414
VASCO Data Security International*	8,863	107
Veeco Instruments*	12,543	268
VeriFone Systems*	64,785	1,314
Viavi Solutions*	60,897	576
Virtusa*	7,245	274
Vishay Intertechnology	178,040	3,347
XO Group*	6,175	121
Xperi	181,549	4,593
Zebra Technologies, Cl A*	13,502	1,466

		183,803

Materials – 6.0%
A Schulman	7,648	261
AdvanSix*	7,927	315
AK Steel Holding*	82,705	462
Alamos Gold, Cl A	57,115	386
American Vanguard	6,685	153
AptarGroup	35,260	3,043
Avery Dennison	34,535	3,396
Balchem	8,558	696
Boise Cascade*	14,640	511
Calgon Carbon	13,713	293
Carpenter Technology	55,369	2,659
Celanese, Cl A	11,900	1,241
Century Aluminum*	12,979	215
Chemours	40,300	2,040
Clearwater Paper*	4,223	208
Commercial Metals	280,392	5,336
Compass Minerals International	51,223	3,324
Deltic Timber	2,873	254
Eagle Materials	13,430	1,433
Ferroglobe	206,297	2,715
Flotek Industries*	15,998	74
FMC	44,400	3,965
FutureFuel	6,638	104
Hawkins	2,781	113
Haynes International	3,665	132
HB Fuller	13,510	784
Ingevity*	11,259	703
Innophos Holdings	5,114	252
Innospec	6,371	393
Kaiser Aluminum	4,515	466
KapStone Paper and Packaging	23,125	497
KMG Chemicals	13,094	719
Koppers Holdings*	5,430	251

Description	Shares	Value (000)
Kraton*	36,903	$1,492
LSB Industries*	5,985	47
Materion	5,187	224
Mercer International	146,826	1,740
Myers Industries	6,472	136
Neenah Paper	4,402	377
Olympic Steel	2,649	58
PH Glatfelter	137,928	2,683
Platform Specialty Products*	149,964	1,672
PolyOne	88,352	3,537
Quaker Chemical	3,505	519
Rayonier Advanced Materials	11,170	153
Schweitzer-Mauduit International	8,292	344
Silgan Holdings	100,848	2,968
Stepan	5,296	443
Summit Materials, Cl A*	56,475	1,809
SunCoke Energy*	16,668	152
TimkenSteel*	10,121	167
Tredegar	7,476	135
US Concrete*	31,784	2,425
Westlake Chemical	47,130	3,916

		62,391

Real Estate – 3.2%
Acadia Realty Trust‡	22,277	638
Agree Realty‡	7,660	376
American Assets Trust‡	10,903	434
Armada Hoffler Properties‡	11,619	160
Brandywine Realty Trust‡	64,998	1,137
CareTrust‡	20,326	387
CBL & Associates Properties‡	44,830	376
Cedar Realty Trust‡	22,341	126
Chatham Lodging Trust‡	10,545	225
Chesapeake Lodging Trust‡	16,235	438
Community Healthcare Trust‡	47,449	1,279
CyrusOne‡	22,395	1,320
DiamondRock Hospitality‡	52,737	577
EastGroup Properties‡	9,185	809
Education Realty Trust‡	62,809	2,257
Forestar Group*	10,805	186
Four Corners Property Trust‡	16,422	409
Franklin Street Properties‡	27,982	297
Getty Realty‡	8,768	251
Government Properties Income Trust‡	25,278	474
Hersha Hospitality Trust, Cl A‡	10,887	203
HFF, Cl A	9,822	389
Independence Realty Trust‡	22,175	226
Kite Realty Group Trust‡	21,991	445
Lexington Realty Trust‡	57,982	593
LTC Properties‡	10,417	489
MedEquities Realty Trust‡	112,251	1,319

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
National Storage Affiliates Trust ‡	11,523	$279
Outfront Media ‡	135,070	3,401
Parkway ‡	11,656	268
Pennsylvania ‡	18,079	190
PS Business Parks ‡	5,285	706
QTS Realty Trust, Cl A ‡	40,957	2,144
Ramco-Gershenson Properties Trust ‡	20,730	270
Rayonier ‡	89,201	2,577
RE/MAX Holdings, Cl A	4,628	294
Retail Opportunity Investments ‡	174,319	3,314
RLJ Lodging Trust ‡	92,457	2,034
Saul Centers ‡	3,107	192
STAG Industrial ‡	45,420	1,248
Summit Hotel Properties ‡	27,320	437
Universal Health Realty Income Trust ‡	3,238	244
Urstadt Biddle Properties, Cl A ‡	7,703	167
Whitestone, Cl B ‡	10,100	132

		33,717

Telecommunication Services – 0.7%
ATN International	2,965	156
Boingo Wireless*	107,265	2,292
Cincinnati Bell*	10,996	219
Cogent Communications Holdings	11,042	540
Consolidated Communications Holdings	16,835	321
General Communication, Cl A*	6,985	285
Hawaiian Telcom Holdco*	18,385	548
Iridium Communications*	21,336	220
Lumos Networks*	7,045	126
Spok Holdings	6,000	92
Vonage Holdings*	241,520	1,966

		6,765

Utilities – 1.3%
ALLETE	40,573	3,136
American States Water	9,616	474
AquaVenture Holdings*	74,382	1,004
Avista	17,233	892
California Water Service Group	12,889	492
Dynegy, Cl A*	383,814	3,757
El Paso Electric	10,697	591
Northwest Natural Gas	7,563	487
South Jersey Industries	21,241	733
Spire	12,885	962

Description	Shares	Value (000)
Unitil	23,345	$1,155

		13,683

Total Common Stock (Cost $877,833) (000)		1,014,083

Exchange Traded Funds — 0.3%
iShares Russell 2000	12,330	1,827
iShares Russell 2000 Value	13,238	1,643

Total Exchange Traded Funds (Cost $2,936) (000)		3,470

Rights — 0.0%
	Number of Rights
Chelsea Therapeutics International †(B)	2,000	–
Durata Therapeutics †(B)	900	–
Dyax, Expires 12/31/2019 (B)	12,613	31
Media General †(B)	9,318	1
Tobira Therapeutics, Expires 12/31/2028 (B)	900	–

Total Rights (Cost $–) (000)		32

Short-Term Investment — 2.8%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.920% (C)	28,963,471	28,963

Total Short-Term Investment (Cost $28,963) (000)		28,963

Total Investments in Securities — 100.0% (Cost $909,732) (000) @		$1,046,548

Percentages are based on Net Assets of $1,046,898 (000).

A list of the open futures contracts held by the Fund at September 30,

2017, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000		Dec-
Index E-MINI	89	2017	$6,339	$6,643	$304

			$6,339	$6,643	$304

*	Non-income producing security.
†	Expiration date is unavailable.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At September 30, 2017, this security amounted to $426 (000) or 0.0% of Net Assets.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

(B) Level 3 security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2017, was $32 and represented 0.0% of Net Assets.

(C) The rate reported is the 7-day effective yield as of September 30, 2017.

Cl — Class

@ At September 30, 2017, the tax cost basis of the Fund’s investments was $909,732 (000), and the unrealized appreciation and depreciation were $169,687 (000) and $(32,567) (000), respectively.

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,014,083	$-	$-	$1,014,083
Exchange Traded Funds	3,470	-	-	3,470
Rights	-	-	32	32
Short-Term Investment	28,963	-	-	28,963

Total Investments in Securities	$1,046,516	$-	$32	$1,046,548

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$304	$-	$-	$304

Total Other Financial Instruments	$304	$-	$-	$304

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Common Stock — 97.0%
Australia – 2.9%
Abacus Property Group‡	18,202	$54
Aconex*	8,021	25
Adelaide Brighton	19,447	89
AGL Energy	11,666	214
Ainsworth Game Technology*	5,399	11
ALS	145,885	894
Altium	5,875	50
Alumina	476,901	823
Amcor	32,821	392
AMP	51,317	195
Ansell	7,188	126
APA Group	19,193	126
APN Outdoor Group	7,424	27
ARB	3,836	52
Ardent Leisure Group	22,473	32
Aristocrat Leisure	9,382	154
Asaleo Care	285,274	346
ASX	3,341	137
Aurizon Holdings	35,416	136
AusNet Services	36,668	49
Austal	12,906	16
Australia & New Zealand Banking Group	162,756	3,778
Australian Agricultural*	20,716	25
Australian Pharmaceutical Industries	19,473	23
Automotive Holdings Group	12,095	31
Aventus Retail Property Fund‡	11,006	20
Aveo Group	21,860	41
Bank of Queensland	6,607	67
Bapcor	13,810	57
Beach Energy	75,770	49
Bega Cheese	8,574	46
Bellamy’s Australia*	3,993	24
Bendigo & Adelaide Bank	7,770	71
BHP Billiton	67,254	1,360
Blackmores	597	55
BlueScope Steel	99,655	858
Boral	20,132	107
Brambles	27,566	195
Breville Group	4,591	41
Brickworks	4,260	45
BT Investment Management	9,345	81
BWP Trust‡	30,570	71
Cabcharge Australia	5,939	8
Caltex Australia	18,055	455
carsales.com	56,229	566
Cedar Woods Properties	2,353	10
Centuria Industrial‡	6,517	13
Challenger	9,778	95
Charter Hall Group‡	22,471	95
Charter Hall Long Wale‡	5,831	19
Charter Hall Retail‡	16,316	51
CIMIC Group	1,961	68
Cleanaway Waste Management	670,753	723
Coca-Cola Amatil	106,470	645
Cochlear	988	123
Commonwealth Bank of Australia	28,082	1,658
Computershare	7,832	89
Corporate Travel Management	3,588	62

Description	Shares	Value (000)
Costa Group Holdings	12,822	$56
Credit Group	2,528	38
Cromwell Property Group‡	74,113	56
Crown Resorts	7,766	69
CSL	7,654	805
CSR	24,573	91
Dexus‡	17,535	131
Domino’s Pizza Enterprises	1,289	46
Donaco International	25,064	8
Downer EDI	30,087	160
DuluxGroup	95,645	525
Eclipx Group	12,959	42
Energy World*	31,652	10
Estia Health	12,273	31
Evolution Mining	58,645	102
Fairfax Media	652,410	484
FlexiGroup	14,134	17
Flight Centre Travel Group	1,077	38
Folkestone Education Trust‡	8,380	18
Fortescue Metals Group	26,803	108
Freedom Foods Group	3,672	12
G8 Education	20,424	65
Galaxy Resources*	15,430	31
Gateway Lifestyle	16,502	25
GDI Property Group‡	18,492	16
Genworth Mortgage Insurance
Australia	14,780	32
Goodman Group‡	31,040	200
GPT Group‡	30,983	121
GrainCorp, Cl A	12,152	77
Greencross	4,688	19
Growthpoint Properties Australia‡	13,544	34
GUD Holdings	58,594	501
GWA Group	7,400	15
Hansen Technologies	6,846	18
Harvey Norman Holdings	11,807	36
Healthscope	33,196	43
HT&E	13,604	22
IDP Education	5,550	25
Iluka Resources	63,549	474
Incitec Pivot	28,454	80
Independence Group NL	24,101	65
Infigen Energy*	49,136	29
Inghams Group	8,068	24
Insurance Australia Group	41,102	205
Investa Office Fund‡ *	23,111	82
InvoCare	4,743	58
IOOF Holdings	11,642	102
IPH	36,984	132
IRESS	7,670	68
James Hardie Industries	7,566	105
Japara Healthcare	11,253	16
JB Hi-Fi	5,744	104
Karoon Gas Australia*	10,804	11
Lend Lease Group	9,531	134
Link Administration Holdings	21,970	130
Liquefied Natural Gas*	22,580	7
Macquarie Atlas Roads Group	26,728	114
Macquarie Group	5,453	388
Magellan Financial Group	5,960	115
Mantra Group	15,612	39
Mayne Pharma Group*	61,782	32
McMillan Shakespeare	3,811	44
Medibank	47,218	108
Mesoblast*	16,915	18

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Metcash	172,699	$347
Michael Hill International	10,400	9
Mineral Resources	7,968	102
Mirvac Group‡	63,705	114
Monadelphous Group	4,546	56
Myer Holdings	38,418	23
MYOB Group	19,451	52
Nanosonics*	14,941	31
National Australia Bank	108,651	2,685
National Storage‡	32,269	38
Navitas	12,319	44
Newcrest Mining	47,255	779
NEXTDC*	14,296	49
Nine Entertainment Holdings	36,217	39
Northern Star Resources	30,348	118
Nufarm	8,133	53
OFX Group	10,103	14
Oil Search	23,572	129
oOh!media	7,485	26
Orica	128,955	2,000
Origin Energy*	30,387	178
Orocobre*	8,564	30
Orora	83,968	204
OZ Minerals	15,079	88
Pact Group Holdings	10,535	43
Perpetual	2,404	98
Pilbara Minerals*	61,940	31
Platinum Asset Management	11,702	56
Premier Investments	5,104	53
Primary Health Care	22,786	55
Programmed Maintenance Services	12,256	29
Qantas Airways	8,014	37
QBE Insurance Group	23,790	187
Qube Holdings	50,921	99
Ramsay Health Care	2,442	119
RCG	15,190	9
REA Group	970	51
Regis Healthcare	9,607	26
Regis Resources	23,419	66
Reliance Worldwide	19,301	60
Resolute Mining	32,105	26
Retail Food Group	6,805	23
Rio Tinto PLC	7,398	386
Sandfire Resources NL	8,287	37
Santos	58,486	184
Saracen Mineral Holdings*	38,988	40
Scentre Group‡	92,692	285
SEEK	6,566	86
Select Harvests	3,187	10
Seven Group Holdings	4,244	40
Seven West Media	46,648	24
SG Fleet Group	4,472	14
Shopping Centres Australasia Property Group‡	42,072	76
Sigma Healthcare	193,146	125
Sims Metal Management	8,463	89
Sirtex Medical	2,990	31
SmartGroup	4,068	29
Sonic Healthcare	6,805	112
South32	86,480	222
Southern Cross Media Group	39,666	37
Spark Infrastructure Group	86,330	170
SpeedCast International	9,445	29
St. Barbara	25,166	52
Star Entertainment Grp	36,951	152

Description	Shares	Value (000)
Steadfast Group	39,053	$85
Stockland‡	41,760	140
Suncorp Group	22,409	230
Super Retail Group	6,649	42
Sydney Airport	18,902	105
Syrah Resources*	11,992	32
Tabcorp Holdings	16,824	56
Tassal Group	9,043	27
Tatts Group	25,547	80
Technology One	12,851	51
Telstra	72,274	198
Tox Free Solutions	8,146	16
TPG Telecom	6,699	26
Transurban Group	35,766	333
Treasury Wine Estates	12,731	137
Vicinity Centres‡	57,907	121
Village Roadshow*	3,387	10
Virtus Health	3,028	13
Vita Group	9,081	12
Viva Energy‡	25,338	42
Vocus Communications	27,862	52
Webjet	4,061	34
Wesfarmers	19,122	621
Western Areas	12,164	25
Westfield‡	34,247	210
Westgold Resources*	9,066	14
Westpac Banking	56,609	1,417
Whitehaven Coal	25,874	75
WiseTech Global	4,090	28
Woodside Petroleum	13,205	301
Woolworths	143,900	2,845
WorleyParsons*	10,538	112
WPP AUNZ	14,271	12

		40,492

Austria – 0.2%
ANDRITZ	4,554	263
Austria Technologie & Systemtechnik	998	14
BUWOG	5,357	160
DO & CO	293	14
Erste Group Bank	5,222	225
EVN	2,278	36
FACC*	847	12
Immobilien Anlagen	4,026	116
IMMOFINANZ	42,036	109
Kapsch TrafficCom	173	9
Lenzing	677	98
Oesterreichische Post	7,786	359
OMV	2,540	148
Porr Ag	491	16
Raiffeisen Bank International	2,496	84
RHI	1,300	55
S IMMO	2,508	44
Schoeller-Bleckmann Oilfield Equipment	570	46
Semperit Holding	396	12
Telekom Austria, Cl A	8,717	79
UNIQA Insurance Group	6,958	72
Vienna Insurance Group Wiener Versicherung Gruppe	2,049	61
Voestalpine	1,933	99
Wienerberger	26,028	637
Zumtobel Group	1,488	26

		2,794

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Belgium – 0.7%
Ablynx*	2,919	$43
Ackermans & van Haaren	1,189	207
Aedifica ‡	836	79
Ageas	3,369	158
AGFA-Gevaert*	8,255	39
Anheuser-Busch InBev	24,021	2,876
Barco	490	53
Befimmo ‡	1,222	77
Bekaert	1,854	89
Biocartis* (A)	861	11
bpost	5,086	151
Cie d’Entreprises CFE	388	58
Cofinimmo ‡	1,140	146
Colruyt	1,239	63
D’ieteren	1,278	59
Econocom Group	6,368	49
Elia System Operator	1,744	101
Euronav	6,350	52
EVS Broadcast Equipment	832	31
Exmar*	1,664	9
Fagron	2,058	30
Gimv	1,200	74
Greenyard	625	14
Groupe Bruxelles Lambert	1,393	147
Intervest Offices & Warehouses‡	370	10
Ion Beam Applications	910	31
KBC Ancora	1,710	101
KBC Group	37,841	3,206
Kinepolis Group	847	56
Melexis	1,058	102
Nyrstar*	3,628	29
Ontex Group	4,363	149
Orange Belgium	1,549	36
Proximus	2,600	90
Sioen Industries	310	10
Sofina	786	121
Solvay	1,284	193
Telenet Group Holding*	1,010	67
Tessenderlo Group*	1,528	74
UCB	2,183	155
Umicore	1,638	135
Van de Velde	209	12
Warehouses De Pauw CVA ‡	892	101

		9,294

Brazil – 1.2%
AES Tiete Energia	400	2
Ambev ADR	358,633	2,363
Arezzo Industria e Comercio	22,100	351
B2W Cia Digital*	53,915	357
Banco BTG Pactual	74,924	444
Banco do Brasil	18,200	201
Cia de Saneamento Basico do Estado de Sao Paulo	150,600	1,579
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,449	99
Cia de Saneamento de Minas Gerais-COPASA	16,400	222
Cia Energetica de Minas Gerais ADR	36,892	91
Embraer	39,538	224
Estacio Participacoes	49,600	485
Grendene	122,100	1,020
JBS	153,700	413
LPS Brasil Consultoria de Imoveis*	118,635	266

Description	Shares	Value (000)
MRV Engenharia e Participacoes	191,000	$826
Natura Cosmeticos	112,027	1,107
Porto Seguro	107,033	1,273
Positivo Tecnologia	56,200	63
PPLA Participations*	1,356	1
Qualicorp	28,200	334
Smiles	8,800	222
Telefonica Brasil ADR	20,318	322
Tim Participacoes	95,603	350
Tim Participacoes ADR	81,966	1,499
TOTVS	80,000	797
Vale, Cl B ADR	120,124	1,210
Via Varejo*	105,000	764
Vulcabras Azaleia*	13,000	37

		16,922

Canada – 4.6%
Advantage Oil & Gas*	9,800	61
Aecon Group	3,200	45
Ag Growth International	900	38
AGF Management, Cl B	3,300	21
Agnico Eagle Mines	3,900	176
Agrium	2,300	247
AGT Food & Ingredients	1,100	22
Aimia	8,100	16
Air Canada, Cl B*	3,600	76
Alacer Gold*	16,300	28
Alamos Gold, Cl A	15,100	102
Alaris Royalty	2,000	33
Algonquin Power & Utilities	19,500	206
Alimentation Couche-Tard, Cl B	23,700	1,081
Allied Properties‡	2,300	73
AltaGas	2,800	64
Altius Minerals	2,300	22
Altus Group	1,800	46
ARC Resources	6,000	83
Aritzia*	3,200	38
Artis ‡	3,700	39
Asanko Gold*	9,200	9
Atco, Cl I	1,300	48
Athabasca Oil*	23,900	21
Atlantic Power*	6,900	17
ATS Automation Tooling Systems*	3,900	41
AutoCanada	1,400	27
Avigilon*	2,100	30
B2Gold*	48,800	135
Badger Daylighting	1,900	40
Bank of Montreal	11,000	832
Bank of Nova Scotia	55,500	3,568
Barrick Gold	49,471	795
Baytex Energy*	13,200	40
BCE	16,282	763
Birchcliff Energy	11,900	58
Bird Construction	2,100	17
BlackBerry*	8,500	95
Boardwalk ‡	1,100	34
Bombardier*	32,600	59
Bonavista Energy	13,700	33
Bonterra Energy	1,100	15
Boralex	3,000	52
Brookfield Asset Management, Cl A	63,927	2,640
BRP	1,600	52
CAE	181,100	3,169
Callidus Capital	600	5
Cameco	6,700	65

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Canaccord Genuity Group	6,500	$22
Canacol Energy*	7,100	24
Canadian Apartment Properties‡	3,300	89
Canadian Imperial Bank of Commerce	7,300	639
Canadian National Railway	12,800	1,060
Canadian Natural Resources	71,105	2,381
Canadian Pacific Railway	7,499	1,259
Canadian‡	1,800	67
Canadian Tire, Cl A	1,100	137
Canadian Utilities, Cl A	2,100	65
Canadian Western Bank	4,500	122
Canfor*	3,600	68
Canfor Pulp Products	1,700	18
Canopy Growth*	7,500	64
Capital Power	5,300	105
Cara Operations	1,400	27
Cardinal Energy	5,400	20
Cascades	3,500	42
CCL Industries, Cl B	2,400	116
Celestica*	6,000	74
Cenovus Energy	17,600	176
Centerra Gold	11,300	80
CES Energy Solutions	13,500	69
CGI Group, Cl A*	3,600	187
China Gold International Resources*	14,300	22
Choice Properties‡	2,300	24
Chorus Aviation	1,500	10
CI Financial	4,500	98
Cineplex	3,200	100
Clearwater Seafoods	2,200	16
Cogeco	300	20
Cogeco Communications	800	59
Colliers International Group	1,700	84
Cominar‡	4,500	49
Computer Modelling Group	4,600	34
Constellation Software	1,746	953
Corby Spirit and Wine, Cl A	600	10
Corus Entertainment	6,000	62
Cott	7,100	107
Crescent Point Energy	9,200	74
Crew Energy*	6,200	22
CRH Medical*	4,100	11
Crombie‡	2,200	24
CT‡	1,600	18
Denison Mines*	32,000	15
Descartes Systems Group*	4,000	109
Detour Gold*	8,900	98
DIRTT Environmental Solutions*	5,300	23
Dollarama	1,800	197
Dominion Diamond	4,200	60
Dorel Industries, Cl B	1,600	38
Dream Global‡	4,100	36
Dream Industrial‡	1,300	9
Dream Office‡	1,820	31
DREAM Unlimited, Cl A*	3,900	23
ECN Capital	20,000	63
Eldorado Gold	40,900	90
Element Financial	6,600	49
Emera	900	34
Empire	2,900	51
Enbridge	27,600	1,153
Enbridge Income Fund Holdings	5,900	152
Encana	16,400	193
Endeavour Mining*	3,600	72

Description	Shares	Value (000)
Endeavour Silver*	7,200	$17
Enercare	5,300	87
Enerflex	4,400	65
Enerplus	12,500	123
Enghouse Systems	1,000	41
Ensign Energy Services	7,500	42
Entertainment One	19,514	67
Equitable Group	700	31
Evertz Technologies	1,000	14
Exchange Income	400	11
Exco Technologies	1,300	10
Extendicare	4,500	34
Fairfax Financial Holdings	5,585	2,907
Fiera Capital, Cl A	2,800	32
Finning International	2,800	64
First Capital Realty	2,700	43
First Majestic Silver*	8,500	58
First National Financial	900	19
First Quantum Minerals	11,600	130
FirstService	1,700	111
Fortis	7,000	251
Fortuna Silver Mines*	8,500	37
Franco-Nevada	9,741	755
Freehold Royalties	5,100	60
Genworth MI Canada	2,100	62
George Weston	900	78
Gibson Energy	6,900	98
Gildan Activewear	14,250	445
Gluskin Sheff + Associates	1,800	27
Goldcorp	14,600	189
Granite‡	1,100	44
Great Canadian Gaming*	2,600	67
Great-West Lifeco	5,000	144
Guyana Goldfields*	9,000	30
H&R‡	2,400	41
High Liner Foods	1,200	13
Home Capital Group, Cl B	3,300	37
Hudbay Minerals	12,200	90
Hudson’s Bay	4,000	41
Husky Energy*	5,900	74
Hydro One(A)	5,000	91
IAMGOLD*	23,100	141
IGM Financial	1,400	47
Imperial Metals*	3,400	9
Imperial Oil	5,000	160
Industrial Alliance Insurance & Financial Services	1,800	82
Innergex Renewable Energy	5,100	59
Intact Financial	2,200	182
Inter Pipeline	6,300	131
Interfor*	3,600	57
InterRent‡	1,600	10
Intertape Polymer Group	2,900	42
Ivanhoe Mines, Cl A*	31,300	100
Jean Coutu Group PJC, Cl A	1,400	27
Just Energy Group	4,900	28
Kelt Exploration*	8,300	47
Keyera	3,200	98
Killam Apartment‡	3,500	37
Kinaxis*	1,100	65
Kinross Gold*	21,000	89
Kirkland Lake Gold	9,000	116
Klondex Mines*	9,500	35
Knight Therapeutics*	5,800	40
Labrador Iron Ore Royalty	3,400	54

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Laurentian Bank of Canada	2,000	$97
Linamar	800	48
Loblaw	48,523	2,649
Lucara Diamond	15,500	30
Lundin Gold*	4,300	18
Lundin Mining	32,800	225
MacDonald Dettwiler & Associates	1,800	102
MAG Silver*	3,800	43
Magellan Aerospace	700	10
Magna International	16,042	856
Major Drilling Group International*	4,800	27
Manulife Financial	33,300	675
Maple Leaf Foods	4,400	120
Martinrea International	4,900	45
Medical Facilities	1,300	16
MEG Energy*	12,500	55
Methanex	1,500	75
Metro, Cl A	3,800	131
Morguard‡	1,400	16
Morneau Shepell	3,200	53
MTY Food Group	900	35
Mullen Group	5,500	75
National Bank of Canada	5,800	279
Nevsun Resources	16,900	37
New Flyer Industries	2,600	108
New Gold*	29,400	109
NexGen Energy*	15,700	35
Norbord	2,100	80
North West	2,500	60
Northland Power	6,100	113
Northview Apartment ‡	1,200	22
NorthWest Healthcare Properties‡	2,200	20
Novagold Resources*	12,800	52
NuVista Energy*	9,600	58
Obsidian Energy*	26,600	28
OceanaGold	31,100	94
Onex	1,400	108
Open Text	4,500	145
Osisko Gold Royalties	5,900	76
Osisko Mining*	8,300	29
Painted Pony Energy*	7,400	20
Pan American Silver	7,600	129
Paramount Resources, Cl A*	3,793	75
Parex Resources*	7,900	95
Parkland Fuel	6,600	134
Pason Systems	4,000	60
Pembina Pipeline	6,800	239
Pengrowth Energy*	25,600	26
Peyto Exploration & Development	2,800	46
Potash Corp of Saskatchewan	14,200	274
Power Corp of Canada	5,900	-
Power Financial	4,200	116
PrairieSky Royalty	23,069	590
Precision Drilling*	16,600	52
Premier Gold Mines*	10,700	31
Premium Brands Holdings	1,300	104
Pretium Resources*	7,800	72
ProMetic Life Sciences*	31,100	40
Pure Industrial Real Estate Trust‡	6,600	34
Quebecor, Cl B	4,200	158
Raging River Exploration*	12,000	76
Restaurant Brands International	3,800	243
Richmont Mines*	3,300	31
RioCan‡	2,700	52
Ritchie Bros Auctioneers	32,362	1,024

Description	Shares	Value (000)
Rogers Communications, Cl B	18,337	$946
Rogers Sugar	4,600	23
Royal Bank of Canada	33,077	2,559
Russel Metals	3,400	75
Sandstorm Gold*	8,400	38
Saputo	3,600	125
Seabridge Gold*	2,300	28
Secure Energy Services	9,000	62
SEMAFO*	17,600	47
Seven Generations Energy*	4,200	66
Shaw Communications, Cl B	7,100	164
ShawCor	3,500	77
Shopify*	1,400	163
Sienna Senior Living	2,100	30
Sierra Wireless*	1,700	36
Silvercorp Metals	9,100	25
Sleep Country Canada Holdings(A)	1,900	55
Smart‡	1,100	26
SNC-Lavalin Group	3,000	136
Spartan Energy*	9,666	53
Spin Master* (A)	1,300	50
Sprott	9,400	16
SSR Mining*	6,200	66
Stantec	5,800	161
Stars Group*	6,200	127
Stella-Jones	2,300	88
Stornoway Diamond*	30,200	18
Student Transportation	4,800	29
Sun Life Financial	10,300	410
Suncor Energy	147,917	5,185
Superior Plus	7,200	73
Surge Energy	15,600	28
Tahoe Resources	15,700	83
Tamarack Valley Energy*	4,700	11
Teck Resources, Cl B	9,600	202
TELUS	3,300	119
TFI International	4,600	119
Thomson Reuters	4,900	225
Timbercreek Financial	3,700	28
TMAC Resources*	1,800	15
TMX Group	1,900	107
TORC Oil & Gas	8,400	41
Torex Gold Resources*	4,100	64
Toromont Industries	4,000	183
Toronto-Dominion Bank	57,946	3,263
Total Energy Services	2,300	26
Tourmaline Oil*	3,900	79
TransAlta	15,100	88
TransAlta Renewables	5,100	56
TransCanada	25,900	1,280
Transcontinental, Cl A	3,200	66
Trican Well Service*	15,050	55
Tricon Capital Group	6,100	50
Trinidad Drilling*	16,400	25
Trisura Group*	0	-
Turquoise Hill Resources*	17,000	53
Uni-Select	1,900	41
Uranium Participation*	7,200	20
Valeant Pharmaceuticals International*	5,600	80
Valener	1,900	34
Veresen	5,300	80
Vermilion Energy	1,900	68
Wajax	1,400	23
West Fraser Timber	1,200	69

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Western Forest Products	20,000	$43
WestJet Airlines	1,500	32
Westshore Terminals Investment	2,800	54
Wheaton Precious Metals	7,500	143
Whitecap Resources	18,700	145
Winpak	1,600	66
WPT Industrial‡	1,700	23
WSP Global	4,400	183
Yamana Gold	16,000	42

		63,561

Chile – 0.2%
CAP	11,219	117
Cia Cervecerias Unidas	59,131	796
Cia Cervecerias Unidas ADR	9,921	267
Cia Sud Americana de Vapores*	3,240,859	173
Enaex	16,760	217
Enersis Chile	3,847,896	470
Enersis Chile ADR	48,894	293
Inversiones La Construccion	4,669	74
Quinenco	296,139	840

		3,247

China – 1.8%
58.com ADR*	27,571	1,741
Alibaba Group Holding ADR*	57,102	9,862
Autohome ADR*	19,444	1,168
Baidu ADR*	13,777	3,412
CECEP COSTIN New Materials Group*	1,134,000	1
Changyou.com ADR*	2,671	106
China Resources Beer Holdings	313,073	848
Momo ADR*	45,740	1,433
NetEase ADR	9,487	2,503
Phoenix New Media ADR*	27,094	160
Powerlong Real Estate Holdings	306,000	156
Tsingtao Brewery, Cl H	98,000	375
Weibo ADR*	29,565	2,925

		24,690

Colombia – 0.0%
Bancolombia ADR	15,028	688
Almacenes Exito	41,133	217

		905

Czech Republic – 0.0%
Komercni Banka	10,754	470

Denmark – 1.5%
ALK-Abello	331	52
Alm Brand	3,559	35
Ambu, Cl B	1,489	115
AP Moeller – Maersk, Cl B	114	217
AP Moeller – Maersk, Cl A	65	119
Bang & Olufsen*	1,871	40
Bavarian Nordic*	1,647	74
Carlsberg, Cl B	22,222	2,431
Chr Hansen Holding	1,706	146
Coloplast, Cl B	21,859	1,773
D/S Nordern	1,342	29
Danske Bank	17,140	686
Dfds	1,648	94
DONG Energy(A)	2,836	162

Description	Shares	Value (000)
DSV	3,300	$250
FLSmidth	2,002	133
Genmab*	995	220
GN Store Nord	42,864	1,469
H Lundbeck	1,171	68
IC Group	439	10
ISS	7,233	291
Jyske Bank	3,278	189
Matas	2,098	31
Nets* (A)	5,835	151
NKT	1,394	119
NNIT(A)	484	15
Novo Nordisk, Cl B	143,997	6,883
Novozymes, Cl B	3,998	205
Pandora	1,927	190
Per Aarsleff Holding	1,234	36
Rockwool International, Cl B	421	114
Royal Unibrew	2,448	134
Scandinavian Tobacco Group(A)	2,628	47
Schouw	612	67
SimCorp	1,909	117
Solar, Cl B	174	11
Spar Nord Bank	4,602	57
Sydbank	3,605	150
TDC	13,694	80
Topdanmark*	2,881	114
TORM	974	10
Tryg	2,446	56
Vestas Wind Systems	26,343	2,364
William Demant Holding*	37,315	985
Zealand Pharma*	1,211	23

		20,562

Egypt – 0.0%
Telecom Egypt(B)	129,194	95

Finland – 0.8%
Amer Sports	16,184	429
Cargotec, Cl B	1,974	124
Caverion	4,850	45
Citycon	18,366	49
Cramo	2,180	57
DNA	3,122	55
Elisa	2,439	105
Finnair	2,745	36
Fortum	7,658	153
F-Secure	4,129	21
Huhtamaki	4,606	186
Kemira	5,541	72
Kesko, Cl B	3,353	180
Kone, Cl B	5,877	311
Konecranes, Cl A	3,333	148
Lehto Group	791	12
Metsa Board	9,809	67
Metso	2,247	82
Neste	2,162	94
Nokia	64,765	389
Nokian Renkaat	66,600	2,961
Oriola, Cl B	5,893	24
Orion, Cl B	1,760	82
Outokumpu	16,041	167
Outotec	7,346	58
Ponsse Oy	362	10
Ramirent	4,456	46

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Sampo, Cl A	43,611	$2,304
Sanoma	4,368	48
Stockmann Abp, Cl B	1,290	9
Stora Enso, Cl R	9,489	134
Technopolis	8,502	39
Tieto	2,939	90
Tikkurila	91,064	1,658
Tokmanni Group	1,866	16
UPM-Kymmene	9,277	252
Uponor	3,160	55
Valmet	6,577	129
Wartsila, Cl B	8,359	593
YIT	6,213	51

		11,341

France – 6.5%
Accor	3,197	159
Aeroports de Paris	501	81
Air France-KLM*	6,472	102
Air Liquide	91,180	12,161
Airbus Group	20,664	1,965
Albioma	1,587	36
Alstom	2,594	111
Altamir	1,526	28
Alten	1,514	137
Altran Technologies	7,745	142
Arkema	1,170	143
Assystem	389	15
Atos	1,641	255
AXA	54,576	1,650
Axway Software	357	9
Beneteau	2,029	35
BNP Paribas	34,687	2,797
Boiron	395	35
Bollore	14,705	73
Bonduelle SCA	714	32
Bourbon	1,188	11
Bouygues	3,683	175
Bureau Veritas	4,548	117
Capital Gemini	2,798	328
Carrefour	9,855	199
Casino Guichard Perrachon	1,086	64
Cellectis*	1,293	36
Chargeurs	768	23
Cie de Saint-Gobain	8,428	503
Cie des Alpes	351	11
Cie Generale des Etablissements Michelin	2,885	421
Cie Plastic Omnium	2,976	127
CNP Assurances	3,310	78
Coface*	5,144	55
Credit Agricole	19,847	361
Danone	57,203	4,488
Dassault Aviation	49	79
Dassault Systemes	21,399	2,165
DBV Technologies*	844	71
Derichebourg	3,492	37
Devoteam	206	19
Direct Energie	409	23
Edenred	21,623	588
Eiffage	1,265	131
Electricite de France	9,248	112
Elior Group(A)	5,631	149
Elis	10,990	294
Engie	212,119	3,602

Description	Shares	Value (000)
Eramet*	411	$28
Essilor International	3,500	433
Esso Francaise*	145	11
Euler Hermes Group	775	92
Eurazeo	881	79
Eurofins Scientific	1,743	1,101
Europcar Groupe(A)	4,513	68
Eutelsat Communications	2,944	87
Faurecia	3,814	265
FFP	331	41
Fnac Darty*	850	82
Fonciere Des Regions‡	668	69
Gaztransport Et Technigaz	1,156	63
Gecina‡	811	132
Genfit*	1,295	38
GL Events	335	11
Groupe Crit	109	10
Groupe Eurotunnel	49,425	596
Guerbet	297	28
Haulotte Group	555	10
Hermes International	1,474	744
ICADE‡	562	50
ID Logistics Group*	115	21
Iliad	454	121
Imerys	1,714	155
Ingenico Group	985	93
Innate Pharma*	2,180	26
Interparfums	493	20
Ipsen	634	84
IPSOS	1,884	65
Jacquet Metal Service	510	17
JCDecaux	8,805	330
Kaufman & Broad	709	34
Kering	1,278	509
Klepierre‡	3,801	150
Korian	2,360	78
LafargeHolcim	2,046	119
Lagardere	1,990	67
Le Noble Age	236	16
Legrand	45,106	3,255
LISI	1,055	55
L’Oreal	15,708	3,340
LVMH Moet Hennessy Louis Vuitton	21,577	5,953
Maisons du Monde(A)	2,182	96
Manitou BF	418	16
Marie Brizard Wine & Spirits*	691	12
Mercialys‡	3,076	61
Mersen	603	22
Metropole Television	1,525	35
MGI Coutier	382	17
Natixis	16,193	130
Naturex*	348	39
Neopost	9,128	355
Nexans	1,511	90
Nexity	2,241	137
Nokia	33,663	202
Oeneo	1,058	12
Orange	33,646	551
Orpea	2,098	248
Parrot*	790	9
Pernod Ricard	48,542	6,715
Peugeot	8,702	207
Pierre & Vacances*	189	10
Plastivaloire	396	10
Publicis Groupe	3,535	247

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Rallye	1,467	$27
Remy Cointreau	453	54
Renault	3,087	303
Rexel	5,114	88
Rubis SCA	4,228	269
Safran	5,275	539
Sanofi	21,693	2,154
Sartorius Stedim Biotech	1,373	95
Schneider Electric	83,745	7,287
Science*	1,023	10
SCOR	2,976	125
SEB	435	80
SES, Cl A	6,287	138
Societe BIC	571	68
Societe Generale	12,941	758
Sodexo	1,598	200
SOITEC*	815	53
Solocal Group*	26,668	32
Sopra Steria Group	758	141
SPIE	5,202	143
SRP Groupe* (A)	660	13
Ste Industrielle d’Aviation Latecoere*	2,789	19
STMicroelectronics	11,042	214
Suez	6,329	116
Synergie	300	16
Tarkett	1,629	73
Technicolor	18,675	64
TechnipFMC	3,593	99
Teleperformance	5,610	838
Television Francaise 1	2,239	33
Thales	5,898	668
TOTAL	176,664	9,489
Trigano	395	61
Ubisoft Entertainment*	3,404	234
Valeo	4,162	309
Vallourec	32,278	192
Veolia Environnement	8,299	192
Vicat	3,298	252
Vinci	8,493	807
Virbac	453	67
Vivendi	17,368	439
Wendel	476	77
Worldline* (A)	1,932	82
Zodiac Aerospace	27,718	801

		89,719

Germany – 5.8%
Aareal Bank	2,745	116
adidas	7,210	1,631
ADLER Real Estate*	791	13
ADO Properties(A)	1,731	86
ADVA Optical Networking*	1,691	11
AIXTRON*	5,982	81
Allianz	7,707	1,730
alstria office ‡	7,154	102
Amadeus Fire	328	31
AURELIUS Equity Opportunities & KGaA	1,268	83
Aurubis	1,724	140
Axel Springer	10,561	679
BASF	37,855	4,028
Bayer	79,525	10,838
Bayerische Motoren Werke	70,229	7,124
BayWa	921	37
Bechtle	1,682	126

Description	Shares	Value (000)
Beiersdorf	49,584	$5,335
Bertrandt	318	32
bet-at-home.com	120	17
Bilfinger	1,727	72
Biotest	1,026	34
Borussia Dortmund GmbH & KGaA	2,535	25
Brenntag	16,389	912
CANCOM	797	60
Capital Stage	4,956	37
Carl Zeiss Meditec	2,048	106
CECONOMY	12,457	146
Cewe Stiftung & KGAA	313	30
comdirect bank	785	11
Commerzbank	18,494	251
CompuGroup Medical	1,166	66
Continental	1,855	471
Covestro(A)	1,924	165
CTS Eventim & KGaA	12,043	526
Daimler	16,239	1,295
Deutsche Bank	34,856	603
Deutsche Beteiligungs	676	36
Deutsche Boerse	3,365	365
Deutsche EuroShop	2,388	90
Deutsche Lufthansa	4,015	112
Deutsche Pfandbriefbank(A)	5,991	90
Deutsche Post	16,374	729
Deutsche Telekom	108,331	2,021
Deutsche Wohnen	6,166	262
Deutz	5,203	42
DIC Asset	3,070	34
Diebold Nixdorf	388	33
DMG Mori	884	55
Draegerwerk & KGaA	522	58
Drillisch	2,291	161
Duerr	1,375	184
E.ON	37,122	420
Elmos Semiconductor	433	11
ElringKlinger	1,480	28
Evonik Industries	2,787	100
Evotec*	6,134	146
Ferratum	502	16
Fielmann	2,443	212
Fraport Frankfurt Airport Services Worldwide	803	76
Freenet	6,278	210
Fresenius & KGaA	7,003	565
Fresenius Medical Care & KGaA	22,860	2,236
GEA Group	6,192	282
Gerresheimer	3,099	240
Gerry Weber International	1,013	13
GFT Technologies	660	12
Grammer	505	33
Grand City Properties	4,869	103
GRENKE	1,335	124
H&R GmbH & KGaA*	694	12
Hamborner ‡	4,822	52
Hamburger Hafen und Logistik	1,309	41
Hannover Rueck	2,204	266
Hapag-Lloyd* (A)	1,998	84
HeidelbergCement	2,586	266
Heidelberger Druckmaschinen*	13,201	54
Henkel & KGaA	1,804	220
Hochtief	325	55
Hornbach Baumarkt	435	17
HUGO BOSS	1,069	94

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Hypoport*	140	$25
Indus Holding	1,064	79
Infineon Technologies	19,148	482
Innogy(A)	2,382	106
Isra Vision	171	32
Jenoptik	2,663	89
Jungheinrich	2,620	121
K+S	3,228	88
KION Group	1,249	120
Kloeckner	3,893	50
Koenig & Bauer	701	58
Krones	798	111
KWS Saat	109	48
LANXESS	1,573	124
LEG Immobilien	3,077	311
Leoni	1,612	107
Linde	12,921	2,694
MAN	703	79
Manz*	231	10
Merck KGaA	27,519	3,061
METRO*	3,482	74
MLP	2,216	15
MorphoSys*	1,372	116
MTU Aero Engines	12,588	2,008
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	2,615	559
Nemetschek	947	77
Nordex*	2,995	34
Norma Group	1,695	111
OHB	258	12
OSRAM Licht	1,440	115
PATRIZIA Immobilien*	2,032	42
Pfeiffer Vacuum Technology	369	58
ProSiebenSat.1 Media	54,525	1,857
QIAGEN	27,369	861
Rational	160	110
Rheinmetall	2,233	252
RHOEN-KLINIKUM	1,341	45
RIB Software	1,897	40
Rocket Internet* (A)	2,656	68
RWE	8,995	204
S&T	1,839	40
SAF-Holland	2,523	51
Salzgitter	1,995	90
SAP	109,705	12,018
Senvion*	1,099	15
SGL Carbon*	3,188	54
Siemens	12,902	1,817
Siltronic*	987	122
Sixt	938	75
Sixt Leasing	519	13
SLM Solutions Group*	532	22
SMA Solar Technology	569	22
Software	2,678	131
Stabilus	9,696	879
STADA Arzneimittel	2,963	288
STO & KGaA	96	14
STRATEC Biomedical	209	13
Stroeer & KGaA	1,423	93
Suedzucker	3,679	79
Surteco	337	10
Symrise	7,324	556
TAG Immobilien	5,802	98
Takkt	1,685	39
Telefonica Deutschland Holding	12,541	70

Description	Shares	Value (000)
ThyssenKrupp	6,375	$189
TLG Immobilien	3,748	86
TUI	14,376	244
Uniper	10,187	279
United Internet	2,117	132
VERBIO Vereinigte BioEnergie	974	10
Volkswagen	547	93
Vonovia	7,948	337
Vossloh	602	41
VTG	598	33
Wacker Chemie	737	106
Wacker Neuson	1,362	45
WCM Beteiligungs & Grundbesitz	4,394	19
Wirecard	5,873	538
Wuestenrot & Wuerttembergische	769	21
XING	157	49
Zalando* (A)	1,877	94
Zeal Network	346	11
zooplus*	327	55

		80,754

Greece – 0.3%
Aegean Airlines	27,543	263
Alpha Bank AE*	90,846	179
Athens Water Supply & Sewage	6,948	51
Fourlis Holdings	53,604	373
Grivalia Properties REIC AE ‡	85,019	874
Hellenic Petroleum	8,507	72
JUMBO	20,509	339
Motor Oil Hellas Corinth Refineries	68,639	1,640
OPAP	11,894	126

		3,917

Hong Kong – 6.1%
Agile Group Holdings	204,000	298
Agricultural Bank of China, Cl H	4,839,000	2,168
AIA Group	1,437,600	10,601
Ajisen China Holdings	475,000	216
ASM Pacific Technology	5,300	77
Bank of China, Cl H	12,249,000	6,037
Bank of East Asia	20,119	87
Beijing Gas Blue Sky Holdings*	216,000	14
Beijing Jingkelong, Cl H	172,000	51
BOC Hong Kong Holdings	64,500	313
Bright Smart Securities &
Commodities Group	32,000	10
Brightoil Petroleum Holdings*	155,000	30
BYD Electronic International	908,500	2,687
Cafe de Coral Holdings	18,000	56
Champion ‡	103,000	71
China Construction Bank, Cl H	8,984,000	7,454
China Financial International Investments*	310,000	9
China Goldjoy Group	380,000	28
China LNG Group	100,000	15
China Mengniu Dairy	309,000	864
China Merchants Holdings International	77,165	238
China Mobile	502,500	5,091
China National Materials	221,000	124

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
China Overseas Grand Oceans Group	273,000	$176
China Overseas Land & Investment	192,000	625
China Petroleum & Chemical, Cl H	132,000	99
China Strategic Holdings*	700,000	10
China Sunshine Paper Holdings	134,000	49
China Trustful Group*	36,000	15
Chong Hing Bank	9,000	18
Chow Sang Sang Holdings International	15,000	34
CITIC Telecom International Holdings	71,000	20
CK Asset Holdings	51,222	425
CK Hutchison Holdings	178,884	2,287
CK Infrastructure Holdings	11,000	95
CK Life Sciences Int’l Holdings	126,000	10
CLP Holdings	205,500	2,106
CMBC Capital Holdings	520,000	45
Convoy Global Holdings*	402,000	10
Country Garden Holdings	276,000	440
CSI Properties	230,000	11
Dah Sing Banking Group	25,200	55
Dah Sing Financial Holdings	8,000	54
Digital Domain Holdings*	620,000	18
Dingyi Group Investment*	80,000	5
Emperor Capital Group	126,000	10
Emperor International Holdings	48,000	17
Esprit Holdings	1,576,377	880
Fairwood Holdings	2,500	10
Far East Consortium International	72,000	38
FDG Kinetic*	62,000	11
First Pacific	436,000	348
Freeman FinTech*	260,000	15
Future World Financial Holdings*	464,000	11
Galaxy Entertainment Group	41,000	289
GCL New Energy Holdings*	246,000	16
Geely Automobile Holdings	1,494,000	4,208
Giordano International	62,000	37
Global Brands Group Holding*	808,000	78
Goodbaby International Holdings	282,000	156
Great Eagle Holdings	13,240	70
G-Resources Group	897,000	12
Guangnan Holdings	210,000	27
Guotai Junan International Holdings	137,000	44
Haitong International Securities Group	108,487	63
Hang Lung Group	15,000	54
Hang Lung Properties	34,000	81
Hang Seng Bank	13,300	324
Harbin Electric, Cl H	444,000	211
Henderson Land Development	20,982	139
Hengan International Group	71,458	661
Hisense Kelon Electrical Holdings, Cl A	158,000	173
HK Electric Investments & HK Electric Investments(A)	48,658	44
HKBN	52,000	54
HKT Trust	63,740	78
Hong Kong & China Gas	145,917	275
Hong Kong Exchanges and Clearing	19,312	520
Hongkong & Shanghai Hotels	187,994	313
Hopewell Holdings	31,000	121
HSBC Holdings PLC	725,075	7,105

Description	Shares	Value (000)
Huarong International Financial Holdings*	30,000	$11
Hutchison Telecommunications Hong Kong Holdings	62,000	23
Hysan Development	12,000	56
I-CABLE Communications*	9,889	-
Industrial & Commercial Bank of China, Cl H	9,977,000	7,409
Johnson Electric Holdings	18,000	69
Ju Teng International Holdings	218,000	86
K Wah International Holdings	115,000	69
Kerry Logistics Network	35,000	48
Kerry Properties	14,000	58
Kingboard Chemical Holdings	705,000	3,732
Kingboard Laminates Holdings	1,307,500	2,112
Lai Sun Development	9,600	17
Landing International Development*	2,460,000	49
Langham Hospitality Investments and Langham Hospitality Investments	32,000	14
Li & Fung	100,000	50
Li Bao Ge Group	10,000	9
Li Ning*	1,033,791	922
Link ‡	38,500	312
Liu Chong Hing Investment	6,000	10
Luk Fook Holdings International	18,000	73
Macau Legend Development*	74,000	12
Madison Holdings Group*	56,000	14
Man Wah Holdings	77,600	70
Mason Group Holdings*	1,040,000	14
Melco International Development	38,000	109
Melco Resorts & Entertainment ADR	4,173	101
MGM China Holdings	20,800	50
Microport Scientific	16,000	15
Modern Dental Group	28,000	10
MTR	25,680	150
Neo Telemedia	268,000	8
New World Development	118,413	170
NewOcean Energy Holdings	38,000	10
Nine Dragons Paper Holdings	7,000	14
NWS Holdings	26,252	51
Orient Overseas International	11,000	103
Pacific Basin Shipping	186,000	42
Pacific Textiles Holdings	46,000	47
PCCW	80,136	43
Poly Property Group	135,000	69
Power Assets Holdings	24,000	208
Prosperity ‡	84,000	35
Realord Group Holdings*	18,000	10
Regal ‡	32,000	10
Regina Miracle International Holdings(A)	15,000	13
Road King Infrastructure	104,000	167
Sa Sa International Holdings	44,000	17
Sands China	42,000	219
Scud Group*	252,000	-
Shangri-La Asia	26,000	48
Shenwan Hongyuan	25,000	9
Shenzhou International Group Holdings	56,579	443
Shimao Property Holdings	79,500	172

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Shui On Land	170,000	$44
Shun Tak Holdings	70,000	31
Sino Land	53,957	95
Sinotruk Hong Kong	854,500	1,183
SITC International Holdings	67,485	61
SJM Holdings	43,000	39
SmarTone Telecommunications Holdings	82,447	99
Stella International Holdings	179,948	315
Summit Ascent Holdings*	42,000	6
Sun Art Retail Group	227,000	210
Sun Hung Kai	19,000	12
Sun Hung Kai Properties	24,893	404
SUNeVision Holdings	28,000	19
Sunlight ‡	65,000	42
Swire Pacific, Cl A	8,500	82
Swire Properties	19,800	67
Tai United Holdings	65,000	11
Techtronic Industries	23,500	125
Television Broadcasts	130,100	433
Texwinca Holdings	44,000	26
Tianneng Power International	410,000	423
Tingyi Cayman Islands Holding	447,014	673
Town Health International Medical Group	154,000	14
Truly International Holdings	74,000	25
United Laboratories International Holdings*	30,000	22
Value Partners Group	51,000	46
Vision Fame International Holding*	140,000	9
VSTECS Holdings	36,000	12
VTech Holdings	8,400	122
Want Want China Holdings	1,326,996	933
Weichai Power, Cl H	153,000	168
Weiqiao Textile, Cl H	145,000	77
Welling Holding	120,000	22
WH Group (A)	139,101	148
Wharf Holdings	21,000	187
Wheelock	14,000	98
Wynn Macau	31,200	84
Xinyi Glass Holdings	94,000	93
Yue Yuen Industrial Holdings	14,500	55
Yuzhou Properties	136,000	73
Zhongsheng Group Holdings	221,500	480

		84,289

India – 1.6%
Avanti Feeds	3,302	103
Axis Bank	67,506	527
Bharat Petroleum	135,086	975
Bharti Airtel	101,277	604
Century Enka	7,644	36
Gujarat Narmada Valley Fertilizers & Chemicals	55,910	259
Hindalco Industries	546,044	2,012
Housing Development Finance	113,189	3,019
Indian Bank	18,056	72
Indian Oil	474,746	2,910
Indraprastha Gas	23,829	537
Infosys ADR	199,400	2,909
Jindal Stainless Hisar*	44,257	118
Kirloskar Ferrous Industries	29,669	35
Mangalore Refinery & Petrochemicals	118,675	231

Description	Shares	Value (000)
NIIT Technologies	17,799	$148
NMDC	95,559	172
Polyplex	3,769	26
Puravankara	27,301	30
Rain Industries	52,329	141
Redington India	151,579	362
Shriram Transport Finance	12,587	203
State Bank of India GDR	7,530	289
Tata Consultancy Services	98,297	3,666
Tata Steel	74,817	747
Thirumalai Chemicals	2,634	59
Vakrangee	85,177	644
Venky’s India	7,651	234
Vijaya Bank	75,415	63
Wipro	88,486	380

		21,511

Indonesia – 0.7%
Adaro Energy	1,540,100	209
Bank CIMB Niaga*	783,900	75
Bank Negara Indonesia Persero	3,771,200	2,073
Bank Pembangunan Daerah Jawa Timur	467,000	24
Bank Tabungan Negara Persero	8,193,200	1,916
Delta Dunia Makmur*	5,031,800	338
Japfa Comfeed Indonesia	404,400	38
Media Nusantara Citra	3,161,743	310
Telekomunikasi Indonesia Persero	12,669,200	4,401
United Tractors	49,600	118

		9,502

Ireland – 0.6%
Bank of Ireland Group*	106,398	871
C&C Group	16,802	61
CRH	149,504	5,703
Dalata Hotel Group*	10,136	66
Glanbia	9,278	175
Green ‡	34,343	61
Hibernia ‡	36,731	66
Irish Continental Group	57,612	385
Irish Residential Properties ‡	20,446	36
Origin Enterprises	6,692	53
Paddy Power Betfair	5,040	503
Permanent TSB Group Holdings*	5,460	12
Ryanair Holdings ADR*	496	52
Smurfit Kappa Group	11,763	368

		8,412

Israel – 0.4%
Africa Israel Properties* (B)	517	11
Airport City* (B)	3,752	48
Alony Hetz Properties & Investments (B)	6,001	64
Amot Investments (B)	6,867	38
Azrieli Group (B)	881	49
B Communications* (B)	664	9
Bank Hapoalim (B)	18,376	129
Bank Leumi Le-Israel (B)	24,923	132
Bayside Land	28	13

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Bezeq The Israeli Telecommunication (B)	38,296	$55
Big Shopping Centers (B)	184	13
Blue Square Real Estate (B)	240	10
Cellcom Israel* (B)	2,918	27
Check Point Software Technologies*	29,770	3,395
Clal Insurance Enterprises Holdings* (B)	752	13
Delek Automotive Systems	1,428	11
Delek Group (B)	245	46
Delta-Galil Industries (B)	384	12
El Al Israel Airlines (B)	14,890	10
Elbit Systems (B)	452	66
Electra (B)	78	17
First International Bank of Israel (B)	2,906	54
Formula Systems 1985 (B)	275	11
Frutarom Industries (B)	736	57
Gazit-Globe (B)	5,336	51
Harel Insurance Investments & Financial Services (B)	6,037	38
IDI Insurance (B)	284	18
Israel* (B)	184	37
Israel Chemicals (B)	10,618	47
Israel Discount Bank, Cl A* (B)	60,141	152
Jerusalem Economy* (B)	6,316	16
Jerusalem Oil Exploration* (B)	412	22
Kenon Holdings* (B)	723	12
Matrix IT (B)	1,358	14
Mazor Robotics* (B)	1,951	47
Melisron (B)	955	46
Menora Mivtachim Holdings (B)	953	11
Migdal Insurance & Financial Holding* (B)	13,597	14
Mizrahi Tefahot Bank (B)	2,827	51
Naphtha Israel Petroleum (B)	1,510	9
NICE-Systems (B)	1,257	100
Norstar Holdings (B)	544	10
Oil Refineries (B)	76,027	38
Partner Communications* (B)	5,859	32
Paz Oil (B)	381	63
Phoenix Holdings* (B)	2,422	11
Radware*	2,566	43
Rami Levy Chain Stores Hashikma Marketing 2006 (B)	243	12
Reit 1 ‡(B)	9,175	36
Sapiens International*	934	12
Shapir Engineering and Industry (B)	3,162	11
Shikun & Binui (B)	10,716	27
Shufersal (B)	2,454	15
Strauss Group	2,648	50
Teva Pharmaceutical Industries (B)	12,219	213
Teva Pharmaceutical Industries ADR	3,653	64
Tower Semiconductor* (B)	4,559	140

		5,752

Italy – 1.6%
A2A	80,765	139
ACEA	3,110	48
Amplifon	4,506	68
Anima Holding (A)	11,268	91
Ascopiave	2,362	10
Assicurazioni Generali	21,072	393
Astaldi	1,845	13
ASTM	2,348	61
Atlantia	7,896	249

Description	Shares	Value (000)
Autogrill	6,330	$82
Azimut Holding	5,935	129
Banca Carige*	37,507	10
Banca Generali	2,922	101
Banca IFIS	970	53
Banca Mediolanum	12,949	113
Banca Popolare di Sondrio SCPA	24,059	104
Banco BPM*	77,186	320
Beni Stabili SIIQ ‡	48,661	42
Biesse	764	34
BPER Banca	24,720	148
Brembo	6,988	118
Brunello Cucinelli	1,727	54
Buzzi Unicem	4,903	133
Buzzi Unicem	2,149	33
Cairo Communication	2,369	12
Cementir Holding	1,553	13
Cerved Information Solutions	9,854	116
CIR-Compagnie Industriali Riunite	17,051	26
CNH Industrial	132,720	1,594
Credito Emiliano	4,286	39
Credito Valtellinese*	4,834	23
Danieli & C Officine Meccaniche	669	17
Danieli & C Officine Meccaniche	2,570	48
Datalogic	1,158	41
Davide Campari-Milano	55,840	405
De’ Longhi	3,035	98
DiaSorin	1,067	95
Ei Towers	928	55
El.En.	474	13
Enav (A)	16,201	74
Enel	137,169	826
Eni	181,492	3,003
ERG	3,518	56
Esprinet	1,363	8
EXOR	1,864	119
Falck Renewables	6,160	12
Ferrari	2,134	236
Fiat Chrysler Automobiles*	18,594	333
Fila	607	14
Fincantieri*	28,316	34
FinecoBank Banca Fineco	20,205	179
Geox	3,289	14
Hera	36,283	114
Immobiliare Grande Distribuzione SIIQ ‡	11,566	12
Industria Macchine Automatiche	870	83
Infrastrutture Wireless Italiane (A)	12,834	85
Interpump Group	3,517	109
Intesa Sanpaolo	266,751	943
Intesa Sanpaolo	19,236	64
Iren	31,236	84
Italgas	24,393	137
Italmobiliare	351	9
Juventus Football Club*	19,509	18
Leonardo-Finmeccanica	6,959	130
Luxottica Group	31,879	1,781
Maire Tecnimont	5,888	32
MARR	1,816	48
Mediaset*	24,396	84
Mediobanca	9,725	104
Moncler	8,044	232
OVS (A)	7,389	56
Piaggio & C	306,264	959
Poste Italiane (A)	10,447	77

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Prysmian	3,472	$117
RAI Way (A)	4,576	25
Recordati	1,763	81
Reply	247	59
Safilo Group*	1,581	11
Saipem*	152,666	658
Salini Impregilo	10,123	40
Salvatore Ferragamo	2,673	75
Saras	24,143	65
Snam	411,139	1,981
Societa Cattolica di Assicurazioni SCRL	7,623	66
Societa Iniziative Autostradali e Servizi	3,996	64
Sogefi*	2,114	13
Tamburi Investment Partners	2,427	17
Technogym (A)	4,689	42
Telecom Italia*	197,652	185
Telecom Italia RSP	101,659	76
Tenaris	7,964	113
Terna Rete Elettrica Nazionale	24,280	142
Tod’s	534	38
UniCredit	93,767	1,997
Unione di Banche Italiane	52,627	273
Unipol Gruppo Finanziario	20,262	93
UnipolSai	19,210	45
Yoox Net-A-Porter Group, Cl A*	2,672	105
Zignago Vetro	1,102	11

		21,602

Japan – 14.0%
77 Bank	3,600	89
ABC-Mart	700	37
Achilles	500	10
Acom	8,900	34
Activia Properties ‡	27	112
Adastria	1,300	29
ADEKA	4,900	89
Advance Residence Investment ‡	62	153
Advantest	8,000	150
Aeon	10,600	157
Aeon Delight	2,400	90
Aeon Fantasy	300	10
AEON Financial Service	8,400	175
AEON Investment‡	73	74
Aeon Mall	2,100	37
Ai Holdings	1,900	47
Aica Kogyo	2,700	91
Aichi Bank	200	12
Aichi Steel	600	24
Aida Engineering	3,100	37
Aiful*	16,700	56
Ain Holdings	1,100	76
Air Water	3,000	55
Aisan Industry	1,100	11
Aisin Seiki	3,100	164
Ajinomoto	9,400	183
Akatsuki*	200	16
Akebono Brake Industry	3,800	13
Akita Bank	1,000	31
Alfresa Holdings	32,200	589
Alpen	500	10
Alpine Electronics	2,200	40
Alps Electric	3,400	90
Amada Holdings	6,800	75

Description	Shares	Value (000)
Amano	3,200	$76
Amuse	400	10
ANA Holdings	2,300	87
Anest Iwata	1,000	9
Anicom Holdings	700	18
Anritsu	7,000	58
AOKI Holdings	2,400	31
Aomori Bank	1,100	38
Aoyama Trading	2,300	82
Aozora Bank	2,000	76
Arcland Sakamoto	900	14
Arcland Service Holdings	600	13
Arcs	2,400	54
Ardepro	8,400	8
Ariake Japan	1,000	72
As One	900	48
Asahi Diamond Industrial	2,200	21
Asahi Glass	3,500	130
Asahi Group Holdings	6,700	271
Asahi Holdings	1,500	31
Asahi Intecc	2,300	120
Asahi Kasei	22,000	272
Asatsu-DK	1,700	48
Asics	3,200	48
ASKA Pharmaceutical	700	12
ASKUL	1,300	37
Astellas Pharma	34,900	444
Ateam	400	10
Atom	3,900	29
Autobacs Seven	3,700	60
Avex Group Holdings	1,800	24
Awa Bank	9,000	59
Axial Retailing	900	35
Azbil	9,700	416
Bando Chemical Industries	1,000	11
Bank of Iwate	1,000	40
Bank of Kyoto	1,200	61
Bank of Nagoya	800	31
Bank of Okinawa	1,400	56
Bank of Saga	500	12
Bank of the Ryukyus	2,300	36
Belc	600	30
Bell System24 Holdings	1,100	12
Belluna	2,500	26
Benefit One	1,600	32
Benesse Holdings	1,500	54
Bic Camera	5,100	57
BML	1,200	26
Bridgestone	11,000	500
Broadleaf	1,800	15
Bronco Billy	400	10
Brother Industries	4,000	93
Bunka Shutter	2,100	16
Calbee	1,500	53
Canon	102,500	3,501
Canon Electronics	800	16
Canon Marketing Japan	2,400	57
Capcom	2,200	54
Casio Computer	12,200	172
Cawachi	400	10
Central Glass	2,000	44
Central Japan Railway	2,440	428
Chiba Bank	12,000	86
Chiyoda	7,000	41
Chiyoda	900	23

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Chiyoda Integre	500	$12
Chofu Seisakusho	1,300	31
Chubu Electric Power	11,100	138
Chudenko	2,000	58
Chugai Pharmaceutical	3,900	162
Chugoku Bank	2,900	40
Chugoku Electric Power	4,700	50
Chugoku Marine Paints	2,000	17
Ci:z Holdings	1,400	49
Citizen Holdings	14,900	103
CKD	2,700	53
Clarion	5,000	20
Coca-Cola West	2,400	78
cocokara fine	900	51
COLOPL	2,600	30
Colowide	3,100	57
Comforia Residential‡	26	55
COMSYS Holdings	5,500	131
Concordia Financial Group	21,100	104
CONEXIO	600	10
COOKPAD	2,500	17
Cosel	800	10
Cosmo Energy Holdings	2,900	66
Cosmos Pharmaceutical	500	112
Create Restaurants Holdings	1,600	17
Create SD Holdings	1,500	40
Credit Saison	2,600	54
CROOZ	500	10
CyberAgent	5,200	152
CYBERDYNE*	2,000	27
D.A. Consortium Holdings	1,200	20
Dai Nippon Printing	4,500	108
Daibiru	2,800	31
Daicel	5,600	67
Daido Metal	1,100	10
Daido Steel	1,400	83
Daifuku	8,100	399
Daihen	5,000	44
Daiho	3,000	14
Daiichi Jitsugyo	400	12
Dai-ichi Life Holdings	91,700	1,645
Daiichi Sankyo	9,800	221
Daiichikosho	1,900	91
Daiken	600	15
Daikin Industries	31,400	3,179
Daikokutenbussan	200	9
Daikyo	1,800	35
Daikyonishikawa	2,000	32
Dainichiseika Color & Chemicals Manufacturing	600	27
Daio Paper	3,800	45
Daiseki	2,000	50
Daishi Bank	1,500	71
Daito Trust Construction	1,200	219
Daiwa House Industry	13,100	452
Daiwa House Investment, Cl A‡	28	67
Daiwa Industries	1,100	12
Daiwa Office Investment‡	18	90
Daiwa Securities Group	29,000	164
Daiwabo Holdings	900	38
DCM Holdings	5,100	46
Dena	2,000	45
Denka	4,400	145
Denki Kogyo	400	10
Denso	196,500	9,943

Description	Shares	Value (000)
Dentsu	3,700	$162
Denyo	600	11
Descente	2,200	30
Dexerials	2,300	28
DIC	4,100	148
Digital Garage	1,800	38
Dip	1,600	37
Disco	500	102
DMG Mori	5,500	99
Don Quijote Holdings	2,000	75
Doshisha	1,200	27
Doutor Nichires Holdings	2,100	45
Dowa Holdings	2,600	95
DTS	1,100	30
Duskin	2,200	62
DyDo Group Holdings	300	14
Eagle Industry	1,000	18
Earth Chemical	700	32
East Japan Railway	16,200	1,496
Ebara	4,800	159
EDION	3,600	34
Ehime Bank	800	10
Eighteenth Bank	8,000	20
Eiken Chemical	600	23
Eisai	4,620	237
Eizo	800	32
Elecom	600	12
Electric Power Development	2,900	73
en-japan	1,300	48
Enplas	400	19
EPS Holdings	1,400	27
eRex	1,500	14
euglena*	3,100	33
Exedy	1,600	49
Ezaki Glico	2,200	116
F@N Communications	1,800	20
FamilyMart	1,600	84
Fancl	1,900	41
FANUC	17,580	3,560
Fast Retailing	900	266
FC Residential Investments‡	65	44
FCC	1,700	38
Financial Products Group	3,400	38
Foster Electric	1,000	20
FP	1,200	61
Frontier Real Estate Investment‡	20	81
Fudo Tetra	5,900	10
Fuji	1,000	26
Fuji Electric	9,000	50
Fuji Heavy Industries	14,700	530
Fuji Kyuko	1,000	22
Fuji Machine Manufacturing	3,400	63
Fuji Media Holdings	38,500	548
Fuji Oil Holdings	2,800	73
Fuji Pharma	300	10
Fuji Seal International	2,300	69
Fuji Soft	1,400	41
Fujibo Holdings	400	14
Fujicco	1,200	28
FUJIFILM Holdings	40,300	1,563
Fujikura	13,100	105
Fujimi	700	16
Fujimori Kogyo	800	27
Fujita Kanko	300	10
Fujitec	3,400	48

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Fujitsu	34,000	$253
Fujitsu General	3,000	61
Fujiya	500	11
Fukuda	200	11
Fukuda Denshi	300	22
Fukui Computer Holdings	300	8
Fukuoka Corp‡	34	48
Fukuoka Financial Group	34,000	157
Fukushima Industries	700	26
Fukuyama Transporting	1,600	51
Funai Electric	1,300	10
Funai Soken Holdings	1,100	34
Furukawa	1,700	29
Furukawa Electric	3,300	181
Fuso Chemical	800	26
Futaba	1,900	36
Futaba Industrial	2,500	28
Future	1,200	11
Fuyo General Lease	1,000	65
Geo Holdings	1,400	20
Giken	500	14
Global One Real Estate Investment‡	11	36
Glory	2,900	103
GLP J-Reit‡	119	124
GMO internet	3,700	45
GMO Payment Gateway	800	50
GNI Group*	5,000	21
Goldcrest	600	14
Goldwin	200	14
Gree	5,900	40
GS Yuasa	19,000	100
G-Tekt	600	12
GungHo Online Entertainment	19,800	53
Gunma Bank	17,000	105
Gunze	900	41
Gurunavi	1,400	20
H2O Retailing	4,600	82
Hachijuni Bank	8,100	51
Hakuhodo DY Holdings	4,700	62
Hamamatsu Photonics	2,400	73
Hankyu Hanshin Holdings	4,200	159
Hankyu‡	27	32
Hanwa	1,800	65
Harmonic Drive Systems	1,400	72
Haseko	13,700	183
Hazama Ando	8,600	60
Hearts United Group	700	10
Heiwa	2,900	57
Heiwa Real Estate	2,200	37
Heiwa Real Estate‡	49	40
Heiwado	1,600	35
Hibiya Engineering	700	15
Hiday Hidaka	700	19
Hikari Tsushin	400	50
Hino Motors	4,300	53
Hiramatsu	1,700	9
Hirata	400	40
Hirose Electric	8,400	1,182
Hiroshima Bank	5,000	40
HIS	2,100	66
Hisamitsu Pharmaceutical	1,200	58
Hitachi	276,000	1,945
Hitachi Capital	2,600	62
Hitachi Chemical	2,200	60
Hitachi Construction Machinery	2,100	62

Description	Shares	Value (000)
Hitachi High-Technologies	1,300	$47
Hitachi Kokusai Electric	2,700	74
Hitachi Maxell	1,900	43
Hitachi Metals	4,300	60
Hitachi Transport System	2,600	60
Hitachi Zosen	8,600	46
Hogy Medical	700	50
Hokkaido Electric Power	9,800	70
Hokkoku Bank	1,200	53
Hokuetsu Bank	1,100	25
Hokuetsu Kishu Paper	6,900	43
Hokuhoku Financial Group	6,300	101
Hokuriku Electric Power	7,400	62
Hokuto	1,500	26
Honda Motor	204,500	6,056
Horiba	1,900	107
Hoshino Resorts‡	10	50
Hoshizaki Electric	1,500	132
Hosiden	2,500	41
House Foods Group	3,300	98
Hoya	149,100	8,049
Hulic	6,000	59
Hulic‡	53	78
Hyakugo Bank	12,000	54
Hyakujushi Bank	13,000	45
Ibiden	5,700	91
IBJ Leasing	1,600	43
Ichibanya	900	37
Ichigo	12,100	41
Ichiyoshi Securities	1,100	11
Icom	400	10
Idec	1,300	27
Idemitsu Kosan	2,300	65
IDOM	2,900	18
IHI	2,600	90
Iida Group Holdings	3,100	55
Iino Kaiun Kaisha	3,000	14
Inaba Denki Sangyo	1,600	66
Inabata	2,600	35
Industrial & Infrastructure Fund Investment‡	19	81
Ines	1,100	10
Infocom	500	12
Infomart	4,800	34
Information Services International- Dentsu	400	9
Inpex	16,400	174
Internet Initiative Japan	1,700	32
Invesco Office‡	50	48
Investors Cloud	200	12
Invincible Investment‡	167	69
Iriso Electronics	1,000	52
Iseki	600	13
Isetan Mitsukoshi Holdings	38,000	397
Ishihara Sangyo Kaisha*	1,500	21
Istyle	1,900	12
Isuzu Motors	9,500	126
Ito En	2,800	94
ITOCHU	32,900	539
Itochu Enex	1,600	17
Itochu Techno-Solutions	2,400	90
Itoham Yonekyu Holdings	7,500	68
Itoki	1,500	13
Iwatani	1,800	55
Iyo Bank	12,200	99

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Izumi	1,800	$92
J Front Retailing	4,800	66
J Trust	3,200	27
JAC Recruitment	700	11
Jaccs	1,400	35
Jafco	1,700	87
Jamco	500	11
Japan Airlines	4,600	156
Japan Airport Terminal	1,000	36
Japan Asset Marketing*	8,600	9
Japan Aviation Electronics Industry	2,000	31
Japan Display*	16,400	32
Japan Excellent‡	62	74
Japan Exchange Group	9,000	159
Japan Hotel‡	190	120
Japan Lifeline	1,100	54
Japan Logistics Fund‡	36	67
Japan Material	900	24
Japan Petroleum Exploration	1,600	35
Japan Post Bank	6,900	85
Japan Post Holdings	62,400	737
Japan Prime‡	14	47
Japan Pulp & Paper	300	12
Japan‡	21	101
Japan Rental Housing Investments‡	97	68
Japan Retail Fund Investment‡	43	77
Japan Securities Finance	6,100	33
Japan Steel Works	3,100	71
Japan Tobacco	93,400	3,061
Japan Wool Textile	1,700	15
JCR Pharmaceuticals	600	18
Jeol	3,000	15
JFE Holdings	28,000	546
JGC	4,000	65
JIG-SAW*	200	11
Jimoto Holdings	5,700	11
JINS	700	44
J-Oil Mills	300	11
Joshin Denki	1,000	34
Joyful Honda	1,300	34
JSP	500	15
JSR	3,900	74
JTEKT	4,500	62
Juroku Bank	1,500	49
Justsystems	1,600	34
JVC Kenwood	4,900	14
JX Holdings	53,600	276
kabu.com Securities	8,300	25
Kadokawa Dwango	2,700	33
Kaga Electronics	700	21
Kagome	3,900	122
Kajima	16,000	159
Kakaku.com	3,100	40
Kaken Pharmaceutical	1,600	81
Kameda Seika	700	31
Kamei	800	13
Kamigumi	2,500	58
Kanamoto	1,400	44
Kandenko	5,000	52
Kaneka	5,000	39
Kanematsu	4,000	51
Kanematsu Electronics	400	12
Kansai Electric Power	12,200	156
Kansai Paint	3,500	88
Kansai Urban Banking	800	10

Description	Shares	Value (000)
Kanto Denka Kogyo	1,800	$19
Kao	55,800	3,283
Kasai Kogyo	1,000	15
Katakura Industries	900	11
Kato Sangyo	1,400	42
Kato Works	300	9
Kawasaki Heavy Industries	2,900	96
Kawasaki Kisen Kaisha	4,600	120
KDDI	31,800	838
Keihan Holdings	2,000	59
Keihin	2,000	34
Keikyu	4,000	81
Keio	2,000	82
Keisei Electric Railway	2,700	75
Keiyo	1,500	10
Keiyo Bank	12,000	56
Kenedix	13,300	74
Kenedix Office Investment, Cl A‡	22	121
Kenedix Residential Investment‡	18	46
Kenedix Retail‡	26	54
Kenko Mayonnaise	400	10
Kewpie	5,300	128
Key Coffee	500	10
Keyence	1,600	850
KH Neochem	1,200	29
Kikkoman	2,900	89
Kinden	6,700	108
Kintetsu Department Store*	300	9
Kintetsu Group Holdings	3,100	115
Kintetsu World Express	2,000	33
Kirin Holdings	82,800	1,948
Kisoji	1,400	34
Kissei Pharmaceutical	1,700	46
Kitz	4,300	35
Kiyo Bank	3,500	59
KNT-CT Holdings*	500	9
Koa	1,600	30
Kobayashi Pharmaceutical	2,500	142
Kobe Bussan	500	22
Kobe Steel	6,200	71
Koei Tecmo Holdings	2,100	44
Kohnan Shoji	1,600	30
Koito Manufacturing	1,900	119
Kokuyo	4,300	73
Komatsu	99,600	2,832
KOMEDA Holdings	2,000	33
Komeri	1,700	49
Komori	3,000	38
Konami Holdings	1,800	87
Konica Minolta	8,100	67
Konishi	1,100	19
Konoike Transport	1,100	17
Kose	600	69
Koshidaka Holdings	500	15
Kotobuki Spirits	1,000	36
K’s Holdings	3,800	84
Kubota	162,400	2,951
Kumagai Gumi	1,800	54
Kumiai Chemical Industry	4,800	35
Kura	400	18
Kurabo Industries	7,000	19
Kuraray	6,100	114
Kureha	800	44
Kurita Water Industries	56,500	1,632
Kuroda Electric	1,500	26

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Kusuri no Aoki	700	$42
KYB	1,000	60
Kyocera	68,500	4,249
Kyodo Printing	300	10
Kyoei Steel	700	11
Kyokuto Kaihatsu Kogyo	1,500	25
Kyokuto Securities	700	10
KYORIN Holdings	2,200	44
Kyoritsu Maintenance	1,600	48
Kyowa Exeo	4,500	89
Kyowa Hakko Kirin	4,400	75
Kyudenko	2,100	81
Kyushu Electric Power	7,300	78
Kyushu Financial Group	6,700	41
Kyushu Railway	2,700	80
LaSalle Logiport‡	65	63
Lasertec	2,000	41
Lawson	800	53
Leopalace21	12,600	88
Life	400	10
LIFULL	2,400	21
LINE*	1,000	36
Linical	700	9
Link And Motivation	1,500	9
Lintec	2,500	68
Lion	4,500	82
LIXIL Group	30,800	816
M&A Capital Partners*	300	15
M3	3,600	103
Mabuchi Motor	1,000	50
Macnica Fuji Electronics Holdings	2,100	39
Maeda	19,000	232
Maeda Kosen	700	12
Maeda Road Construction	3,000	65
Makino Milling Machine	5,000	44
Makita	3,900	157
Mandom	2,000	55
Mani	1,300	31
Mars Engineering	500	10
Marubeni	28,600	195
Marudai Food	5,000	24
Maruha Nichiro	2,100	62
Marui Group	10,300	147
Maruichi Steel Tube	1,200	35
Marusan Securities	3,500	29
Maruwa	400	23
Maruzen Showa Unyu	2,000	9
Marvelous	1,200	10
Matsui Securities	6,300	47
Matsumotokiyoshi Holdings	3,800	253
Matsuya	1,200	11
Matsuya Foods	300	11
Max	1,000	14
Mazda Motor	9,800	150
McDonald’s Holdings Japan	1,300	58
MCJ	1,400	15
MCUBS MidCity Investment‡	15	46
Mebuki Financial Group	20,000	77
Medipal Holdings	3,400	59
Megachips	800	26
Megmilk Snow Brand	2,500	68
Meidensha	10,000	38
MEIJI Holdings	2,100	166
Meiko Network Japan	700	10
Meitec	1,200	60

Description	Shares	Value (000)
Melco Holdings	300	$10
Menicon	500	20
METAWATER	400	11
Micronics Japan	1,300	12
Milbon	600	36
Mimasu Semiconductor Industry	600	10
Minato Bank	900	16
Minebea	6,600	103
Ministop	500	10
Miraca Holdings	1,200	56
Mirait Holdings	3,100	37
Miroku Jyoho Service	800	19
MISUMI Group	4,700	124
Mitsuba	1,500	23
Mitsubishi	44,860	1,042
Mitsubishi Chemical Holdings	24,800	236
Mitsubishi Electric	32,600	509
Mitsubishi Estate	49,100	854
Mitsubishi Gas Chemical	3,600	84
Mitsubishi Heavy Industries	18,300	724
Mitsubishi Logisnext	1,500	11
Mitsubishi Logistics	12,500	310
Mitsubishi Materials	2,200	76
Mitsubishi Motors	11,300	89
Mitsubishi Pencil	2,000	50
Mitsubishi Shokuhin	900	26
Mitsubishi Steel Manufacturing	500	13
Mitsubishi Tanabe Pharma	3,800	87
Mitsubishi UFJ Financial Group	226,300	1,470
Mitsubishi UFJ Lease & Finance	8,100	43
Mitsuboshi Belting	3,000	36
Mitsui	28,800	426
Mitsui Chemicals	3,600	109
Mitsui Engineering & Shipbuilding	3,800	50
Mitsui Fudosan	15,600	338
Mitsui Fudosan Logistics Park‡	10	29
Mitsui High-Tec	1,100	23
Mitsui Mining & Smelting	2,900	149
Mitsui OSK Lines	2,200	67
Mitsui Sugar	700	24
Mitsui-Soko Holdings	4,000	12
Miura	4,600	101
Mixi	1,000	48
Miyazaki Bank	800	29
Mizuho Financial Group	770,200	1,349
Mizuno	1,000	28
Mochida Pharmaceutical	700	51
Modec	800	20
Monex Group	9,800	26
MonotaRO	3,100	83
Mori Hills Investment‡	77	92
Mori Trust Hotel‡	10	13
Mori Trust Sogo‡	48	72
Morinaga	1,900	106
Morinaga Milk Industry	1,800	69
Morita Holdings	1,800	28
Morpho*	200	9
MOS Food Services	1,600	50
MS&AD Insurance Group Holdings	40,400	1,301
Murata Manufacturing	3,200	470
Musashi Seimitsu Industry	1,200	37
Musashino Bank	1,500	45
Nabtesco	1,900	71
Nachi-Fujikoshi	9,000	51
Nagaileben	1,500	38

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Nagase	5,600	$94
Nagatanien Holdings	1,000	12
Nagoya Railroad	3,600	78
Nakanishi	1,200	54
Namco Bandai Holdings	30,700	1,054
Namura Shipbuilding	2,000	12
Nankai Electric Railway	5,200	129
NanoCarrier*	1,600	10
Nanto Bank	1,500	42
NEC	21,900	594
NEC Networks & System Integration	1,400	33
NET One Systems	4,200	44
Neturen	1,100	11
Nexon	3,300	86
NGK Insulators	4,400	82
NGK Spark Plug	2,800	60
NH Foods	10,000	275
NHK Spring	9,700	105
Nichias	6,000	74
Nichicon	2,500	31
Nichiden	400	8
Nichiha	1,400	53
NichiiGakkan	1,500	15
Nichi-iko Pharmaceutical	2,400	37
Nichirei	5,900	148
Nidec	4,000	491
Nifco	2,100	128
Nihon Chouzai	300	10
Nihon Kohden	84,100	1,818
Nihon M&A Center	3,300	161
Nihon Nohyaku	1,800	10
Nihon Parkerizing	5,000	80
Nihon Trim	200	9
Nihon Unisys	3,700	59
Nikkiso	2,800	26
Nikkon Holdings	2,800	69
Nikon	38,600	669
Nintendo	1,900	703
Nippo	3,000	64
Nippon Accommodations Fund‡	22	85
Nippon Building Fund‡	23	115
Nippon Ceramic	600	17
Nippon Chemi-Con	700	25
Nippon Denko	4,800	19
Nippon Densetsu Kogyo	1,800	38
Nippon Electric Glass	1,400	54
Nippon Express	1,400	91
Nippon Flour Mills	2,800	43
Nippon Gas	1,800	56
NIPPON Investment‡	19	55
Nippon Kanzai	600	11
Nippon Kayaku	7,000	108
Nippon Koei	500	17
Nippon Light Metal Holdings	30,400	86
Nippon Paint Holdings	2,800	95
Nippon Paper Industries	5,400	100
Nippon Parking Development	6,600	10
Nippon Prologis‡	31	65
Nippon Road	200	11
Nippon Seiki	2,000	41
Nippon Sheet Glass*	4,600	36
Nippon Shinyaku	2,500	174
Nippon Shokubai	1,300	92
Nippon Signal	7,400	80
Nippon Soda	6,000	36

Description	Shares	Value (000)
Nippon Steel & Sumikin Bussan	800	$44
Nippon Steel & Sumitomo Metal	13,200	302
Nippon Suisan Kaisha	60,500	337
Nippon Telegraph & Telephone	52,000	2,383
Nippon Television Holdings	30,720	539
Nippon Thompson	2,300	13
Nippon Yusen	3,300	69
Nipro	6,900	95
Nishimatsu Construction	2,600	75
Nishimatsuya Chain	2,500	28
Nishi-Nippon Financial Holdings	7,000	77
Nishi-Nippon Railroad	3,000	72
Nishio Rent All	900	30
Nissan Chemical Industries	7,100	250
Nissan Motor	50,700	502
Nissan Shatai	4,100	45
Nissha Printing	1,800	49
Nisshin Oillio Group	1,400	46
Nisshin Seifun Group	4,000	67
Nisshin Steel	2,500	32
Nisshinbo Holdings	7,396	87
Nissin	600	16
Nissin Electric	2,600	32
Nissin Foods Holdings	1,000	61
Nissin Kogyo	2,000	36
Nitori Holdings	1,400	201
Nitta	1,200	44
Nittetsu Mining	200	15
Nitto Boseki	1,400	43
Nitto Denko	2,900	242
Nitto Kogyo	1,100	19
Noevir Holdings	800	44
NOF	3,500	99
Nohmi Bosai	700	11
Nojima	1,400	28
NOK	1,700	38
Nomura	6,400	142
Nomura Holdings	161,000	901
Nomura Real Estate Holdings	2,400	51
Nomura Real Estate Master Fund‡	64	83
Nomura Research Institute	2,300	90
Noritake	500	24
Noritz	1,600	29
North Pacific Bank	14,600	46
NS Solutions	1,900	42
NS United Kaiun Kaisha	500	11
NSD	2,200	41
NSK	6,500	88
NTN	21,000	89
NTT Data	99,600	1,066
NTT DOCOMO	23,000	525
NTT Urban Development	39,700	395
NuFlare Technology	200	11
Obara Group	600	34
Obayashi	88,700	1,064
Obic	3,160	199
OBIC Business Consultants	600	30
Odakyu Electric Railway	5,000	95
Ogaki Kyoritsu Bank	1,600	45
Ohsho Food Service	1,000	40
Oiles	700	13
Oita Bank	800	33
Oji Holdings	15,000	81
Okabe	1,100	10
Okamoto Industries	3,000	31

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Okamura	3,400	$39
Okasan Securities Group	8,000	46
Oki Electric Industry	4,400	59
Okinawa Electric Power	1,920	42
OKUMA	1,200	66
Okumura	1,600	61
Okuwa	1,000	10
Olympus	5,000	169
Omron	80,200	4,084
OncoTherapy Science*	5,000	11
Ono Pharmaceutical	7,100	161
Onward Holdings	31,000	236
Open House	1,700	59
Optex Group	600	22
Oracle Japan	800	63
Orient	21,900	36
Oriental Land	3,800	291
ORIX	23,100	373
Orix JREIT Inc. ‡	129	185
Osaka Gas	6,400	119
Osaka Soda	400	10
Osaka Steel	400	9
OSAKA Titanium Technologies	700	10
Osaki Electric	1,500	12
OSG	3,800	86
OSJB Holdings	4,700	14
Otsuka	1,000	64
Otsuka Holdings	12,200	485
Outsourcing	4,000	56
Oyo	700	11
Pacific Industrial	2,400	32
Pacific Metals*	700	18
Pack	500	18
PAL GROUP Holdings	400	12
PALTAC	1,400	55
Panasonic	37,200	539
Paramount Bed Holdings	900	39
Parco	800	10
Park24	1,800	44
PC Depot	1,400	11
Penta-Ocean Construction	14,300	90
PeptiDream*	3,600	111
Persol Holdings	14,300	333
Pigeon	6,000	205
Pilot	1,800	86
Piolax	1,400	40
Pioneer*	15,600	29
Plenus	1,000	22
Pola Orbis Holdings	1,900	57
Premier Investment ‡	74	70
Press Kogyo	5,300	29
Pressance	2,000	27
Prestige International	2,000	20
Prima Meat Packers	7,000	47
Proto	600	11
Qol	600	10
Raito Kogyo	2,600	26
Rakuten	16,100	175
Recruit Holdings	18,600	402
Relia	1,700	20
Relo Group	5,200	119
Renesas Electronics*	35,500	386
Rengo	9,100	54
Resona Holdings	214,140	1,100
Resorttrust	4,200	75

Description	Shares	Value (000)
Ricoh	74,200	$721
Ricoh Leasing	900	34
Riken	300	15
Riken Vitamin	300	11
Ringer Hut	1,100	25
Rinnai	700	60
Riso Kagaku	1,300	24
Rock Field	700	12
Rohm	1,600	137
Rohto Pharmaceutical	5,000	113
Rokko Butter	500	11
Roland DG	500	13
Round One	3,500	47
Royal Holdings	1,600	40
Ryobi	1,400	38
Ryohin Keikaku	900	265
Ryosan	1,300	52
Ryoyo Electro	800	14
S Foods	500	19
Sac’s Bar Holdings	800	10
Saeron Automotive	4,310	27
Saizeriya	1,500	41
Sakai Chemical Industry	600	15
Sakai Moving Service	500	26
Sakata INX	2,000	37
Sakata Seed	1,600	46
San-A, Cl A	1,000	45
San-Ai Oil	2,800	31
SanBio*	800	12
Sanden Holdings	1,000	20
Sangetsu	3,300	57
San-In Godo Bank	7,700	67
Sanken Electric	6,000	33
Sanki Engineering	1,800	20
Sankyo	800	26
Sankyo Tateyama	800	11
Sankyu	2,400	102
Sanrio	2,600	49
Santen Pharmaceutical	6,200	98
Sanwa Holdings	10,300	118
Sanyo Chemical Industries	700	41
Sanyo Denki	400	23
Sanyo Special Steel	1,200	31
Sapporo Holdings	3,400	92
Sato Holdings	1,400	33
Sawai Pharmaceutical	3,600	204
SBI Holdings	3,900	59
SCREEN Holdings	2,100	146
SCSK	5,700	242
Secom	8,400	611
Sega Sammy Holdings	3,200	45
Seibu Holdings	3,200	55
Seikagaku	2,100	38
Seiko Epson	4,800	116
Seiko Holdings	1,600	36
Seino Holdings	6,800	95
Seiren	2,500	46
Sekisui Chemical	13,600	268
Sekisui House ‡	50	58
Sekisui House	10,400	175
Sekisui House Residential Investment ‡	55	54
Sekisui Jushi	2,200	41
Sekisui Plastics	1,000	13
Senko	14,200	101

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Senshu Ikeda Holdings	13,300	$51
Septeni Holdings	3,700	10
Seria	1,900	106
Seven & i Holdings	39,700	1,532
Seven Bank	10,700	39
Sharp*	2,500	75
Shibuya	800	26
Shiga Bank	12,000	67
Shikoku Bank	2,400	36
Shikoku Chemicals	1,000	15
Shikoku Electric Power	8,600	101
Shima Seiki Manufacturing	1,200	63
Shimachu	2,300	60
Shimadzu	4,300	85
Shimamura	400	48
Shimano	1,300	173
Shimizu	50,600	562
Shindengen Electric Manufacturing	300	19
Shin-Etsu Chemical	36,000	3,219
Shin-Etsu Polymer	1,700	15
Shinko Electric Industries	3,600	24
Shinko Plantech	1,300	11
Shinmaywa Industries	4,000	36
Shinnihon	1,300	10
Shinsei Bank	3,500	56
Shionogi	5,160	282
Ship Healthcare Holdings	2,400	74
Shiseido	14,000	560
Shizuoka Bank	10,000	90
Shizuoka Gas	1,600	13
SHO-BOND Holdings	2,600	148
Shochiku	600	85
Shoei Foods	500	21
Showa	2,400	29
Showa Denko	6,900	215
Showa Sangyo	1,200	31
Showa Shell Sekiyu	4,100	47
Siix	800	35
Sinko Industries	600	10
Sintokogio	1,700	18
SKY Perfect JSAT Holdings	7,800	35
Skylark	5,300	78
SMC	1,000	353
SMK	2,000	9
SMS	1,700	55
Sodick	2,200	27
SoftBank Group	22,100	1,785
Sogo Medical	300	14
Sohgo Security Services	1,400	64
Sojitz	62,300	172
Sompo Holdings	20,000	778
Sony	21,300	791
Sony Financial Holdings	3,700	61
Sosei Group*	800	68
Sotetsu Holdings	3,800	92
Square Enix Holdings	4,400	165
St. Marc Holdings	1,100	32
Stanley Electric	2,400	82
Star Micronics	1,600	28
Start Today	3,300	105
Starts	1,600	41
Starzen	200	10
Stella Chemifa	400	17
Studio Alice	400	10
Sugi Holdings	1,900	101

Description	Shares	Value (000)
SUMCO	10,700	$168
Sumitomo	20,700	298
Sumitomo Bakelite	9,000	66
Sumitomo Chemical	73,200	458
Sumitomo Dainippon Pharma	16,000	208
Sumitomo Densetsu	600	11
Sumitomo Electric Industries	27,300	446
Sumitomo Forestry	6,900	108
Sumitomo Heavy Industries	2,000	80
Sumitomo Metal Mining	4,500	145
Sumitomo Mitsui Construction	8,440	49
Sumitomo Mitsui Financial Group	50,900	1,953
Sumitomo Mitsui Trust Holdings	16,400	592
Sumitomo Osaka Cement	19,000	84
Sumitomo Realty & Development	6,000	182
Sumitomo Riko	1,000	10
Sumitomo Rubber Industries	3,100	57
Sumitomo Seika Chemicals	400	19
Sumitomo Warehouse	7,000	46
Sun Frontier Fudousan	1,000	11
Sundrug	1,200	50
Suntory Beverage & Food	5,000	223
Suruga Bank	3,500	75
Suzuken	1,500	53
Suzuki Motor	6,000	315
Sysmex	2,720	174
Systena	700	17
T&D Holdings	9,400	136
Tachi-S, Cl S	1,800	33
Tadano	5,200	61
Taihei Dengyo Kaisha	500	13
Taiheiyo Cement	2,000	77
Taiho Kogyo, Cl A	700	11
Taikisha	1,400	39
Taisei	3,600	189
Taisho Pharmaceutical Holdings	700	53
Taiyo Holdings	900	42
Taiyo Nippon Sanso	2,800	33
Taiyo Yuden	5,500	81
Takamatsu Construction Group	400	11
Takara Bio	2,600	36
Takara Holdings	8,300	76
Takara Leben	3,200	16
Takara Standard	2,100	36
Takasago International	700	24
Takasago Thermal Engineering	2,700	45
Takashimaya	6,000	56
Takeda Pharmaceutical	12,000	663
Takeuchi Manufacturing	1,800	38
Takuma	4,100	50
Tamron	600	12
Tanseisha	1,400	17
Tatsuta Electric Wire and Cable	1,700	13
TDK	3,900	265
TechnoPro Holdings	3,600	171
Teijin	3,600	71
Teikoku Sen-I, Cl I	800	16
Tekken	400	13
Tenma	500	10
Terumo	121,600	4,782
T-Gaia	1,100	21
THK	2,400	82
TIS	4,100	121
TKC	1,200	37
Toa	500	10

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Toagosei	5,800	$78
Tobu Railway	3,800	104
TOC	3,100	27
Tocalo	600	23
Tochigi Bank	5,300	23
Toda	11,000	86
Toei	400	44
Toei Animation	200	21
Toenec	400	12
Toho	2,200	77
Toho Bank	11,700	44
Toho Gas	1,400	41
Toho Holdings	2,500	48
Toho Titanium	1,400	10
Toho Zinc	600	26
Tohoku Electric Power	54,100	688
Tokai	400	17
Tokai Carbon	9,700	91
TOKAI Holdings	4,700	36
Tokai Rika	2,800	55
Tokai Tokyo Financial Holdings	11,400	68
Token	400	48
Tokio Marine Holdings	15,900	622
Tokushu Tokai Paper	300	12
Tokuyama	3,200	76
Tokyo Broadcasting System Holdings	2,000	37
Tokyo Century	2,100	94
Tokyo Dome	4,800	44
Tokyo Electric Power Holdings*	24,800	100
Tokyo Electron	3,800	583
Tokyo Gas	12,000	294
Tokyo Ohka Kogyo	1,900	68
Tokyo Rope Manufacturing	700	11
Tokyo Seimitsu	2,000	71
Tokyo Steel Manufacturing	4,700	39
Tokyo Tatemono	4,200	54
Tokyo TY Financial Group	1,400	36
Tokyotokeiba	700	21
Tokyu	9,200	130
Tokyu‡	49	60
Tokyu Construction	4,500	37
Tokyu Fudosan Holdings	10,300	62
TOMONY Holdings	7,000	32
Tomy	4,500	62
Topcon	5,300	93
Toppan Forms	3,100	33
Toppan Printing	9,000	89
Topre	1,800	55
Topy Industries	800	27
Toray Industries	83,700	813
Toridoll Holdings	1,100	33
Torii Pharmaceutical	500	14
Tosei	1,200	11
Toshiba	70,000	196
Toshiba Machine	7,000	38
Toshiba Plant Systems & Services	2,400	40
Toshiba TEC	7,000	39
Tosho	600	15
Tosoh	5,000	113
Totetsu Kogyo	1,400	46
TOTO	2,400	101
Towa Bank	1,100	12
Towa Pharmaceutical	500	25
Toyo	1,100	10

Description	Shares	Value (000)
Toyo Construction	2,500	$11
Toyo Engineering	1,000	12
Toyo Ink SC Holdings	11,000	62
Toyo Kanetsu	300	11
Toyo Kohan	2,100	10
Toyo Seikan Group Holdings	23,100	387
Toyo Suisan Kaisha	8,600	315
Toyo Tanso	500	12
Toyo Tire & Rubber	4,900	110
Toyobo	4,500	86
Toyoda Gosei	1,100	26
Toyota Boshoku	3,600	76
Toyota Industries	2,800	161
Toyota Motor	75,100	4,479
Toyota Tsusho	3,600	118
TPR	1,200	40
Trancom	300	16
Transcosmos	1,100	25
Trend Micro	2,000	98
Trusco Nakayama	2,100	51
TS Tech	2,500	84
TSI Holdings	4,000	32
Tsubaki Nakashima	1,000	21
Tsubakimoto Chain	7,000	56
Tsugami	2,000	17
Tsukishima Kikai	800	10
Tsukuba Bank	3,100	10
Tsukui	2,100	15
Tsumura	3,000	108
Tsuruha Holdings	700	84
Tsurumi Manufacturing	600	11
TV Asahi Holdings	1,200	24
UACJ	1,300	37
Ube Industries	5,500	159
UKC Holdings	600	10
Ulvac	2,000	126
Unicharm	7,000	160
Union Tool	300	9
Unipres	2,100	58
UNITED	500	13
United Arrows	1,200	44
United Super Markets Holdings	2,900	28
United Urban Investment‡	52	76
Unitika*	2,500	20
Universal Entertainment	1,200	35
Unizo Holdings	900	21
Ushio	11,700	156
USS	4,300	87
V Technology	200	33
Valor Holdings	2,000	43
Vector	1,000	14
Vital KSK Holdings	1,200	10
VT Holdings	3,200	18
Wacoal Holdings	2,500	71
Wacom	7,300	34
Wakita	1,600	19
Warabeya Nichiyo Holdings	400	10
WATAMI	800	11
Welcia Holdings	2,300	87
West Japan Railway	23,200	1,614
W-Scope	1,300	26
Xebio Holdings	1,400	27
Yahagi Construction	1,200	10
Yahoo Japan	24,500	117
Yakult Honsha	1,500	108

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Yakuodo	400	$10
YAMABIKO	1,600	22
Yamada Denki	96,200	527
Yamagata Bank	1,600	37
Yamaguchi Financial Group	4,000	47
Yamaha	2,900	107
Yamaha Motor	4,800	144
Yamanashi Chuo Bank	8,000	34
Yamato Holdings	26,220	529
Yamato Kogyo	2,000	54
Yamazaki Baking	2,800	51
Yamazen	3,200	35
Yaoko	1,100	51
Yaskawa Electric	4,400	139
Yellow Hat	600	17
Yodogawa Steel Works	1,200	33
Yokogawa Bridge Holdings	1,300	25
Yokogawa Electric	4,500	77
Yokohama Reito	1,200	11
Yokohama Rubber	2,500	52
Yondoshi Holdings	700	20
Yonex	2,800	21
Yorozu	700	15
Yoshinoya Holdings	3,400	56
Yuasa Trading	1,000	35
Yumeshin Holdings	1,500	10
Yurtec	1,000	8
Yushin Precision Equipment	400	11
Zenkoku Hosho	2,400	101
Zenrin Ltd	1,300	40
Zensho Holdings	4,900	89
Zeon	8,000	104
ZERIA Pharmaceutical	1,700	30
ZIGExN*	700	10
Zojirushi	2,400	23

		193,237

Kenya – 0.0%
Equity Group Holdings	275,700	104

Luxembourg – 0.2%
O’Key Group GDR	54,096	114
RTL Group	780	59
Ternium ADR	66,433	2,054

		2,227

Malaysia – 0.5%
Allianz Malaysia	8,400	28
Brem Holding	213,616	56
CIMB Group Holdings	51,500	77
CSC Steel Holdings	100,500	41
Genting	158,300	358
Heineken Malaysia	10,000	44
Hong Leong Bank	17,900	67
Hong Leong Industries	5,500	12
Insas	330,800	77
JCY International	608,700	74
K&N Kenanga Holdings*	85,500	11
KSL Holdings*	551,500	166
Lii Hen Industries	73,300	64
Lion Industries*	217,100	68
Malayan Banking	829,500	1,872
Malaysia Airports Holdings	85,700	173
Malaysian Pacific Industries	39,000	124

Description	Shares	Value (000)
MISC	92,100	$159
Nestle Malaysia	900	18
Padini Holdings	564,500	608
Petron Malaysia Refining & Marketing	121,500	297
Petronas Chemicals Group	286,200	494
Shell Refining Federation of Malaya*	63,000	118
Sunway	302,167	132
Tenaga Nasional	101,400	344
Top Glove	121,100	159
Tropicana	47	-
Uchi Technologies	119,200	73
Unisem	1,138,600	1,017
ViTrox	67,000	70

		6,801

Mexico – 0.2%
America Movil	656,665	583
Cemex ADR*	46,420	421
Fomento Economico Mexicano ADR	2,196	210
Gruma, Cl B	3,735	55
Grupo Aeromexico*	131,577	243
Grupo Elektra DE	6,636	301
Grupo Simec, Cl B*	2,563	9
Industrias Bachoco	57,083	316
Industrias CH, Cl B*	37,465	161
Macquarie Mexico Real Estate Management‡	72,709	96
Prologis Property Mexico‡	210,533	417
Vitro	25,669	106

		2,918

Netherlands – 3.3%
Aalberts Industries	4,722	228
ABN AMRO Group(A)	7,134	214
Accell Group	1,190	37
Aegon	30,531	178
AerCap Holdings*	2,602	133
Akzo Nobel	61,661	5,693
Altice, Cl B*	2,099	42
Altice, Cl A*	8,423	169
AMG Advanced Metallurgical Group	1,376	59
APERAM	2,388	125
Arcadis	3,785	82
ArcelorMittal	28,235	729
ASM International	2,389	151
ASML Holding	7,724	1,315
ASR Nederland	5,785	231
Basic-Fit* (A)	1,573	35
BE Semiconductor Industries	1,849	129
BinckBank	1,954	10
Boskalis Westminster	165,184	5,773
Brunel International	766	12
Coca-Cola European Partners	3,760	158
Corbion	2,960	95
Eurocommercial Properties‡	2,719	116
Euronext(A)	2,875	175
Flow Traders(A)	1,443	39
ForFarmers	816	11
Fugro	103,946	1,470
Galapagos*	2,165	221
Gemalto	1,373	61
Heineken	25,760	2,546
Heineken Holding	1,744	164

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
IMCD Group	2,653	$163
ING Groep	408,177	7,525
Intertrust(A)	2,763	45
Kendrion	579	25
Koninklijke Ahold Delhaize	54,285	1,015
Koninklijke BAM Groep	10,282	59
Koninklijke DSM	3,152	258
Koninklijke KPN	267,697	919
Koninklijke Philips	38,621	1,594
Koninklijke Vopak	1,408	62
NN Group	5,229	219
NSI‡	1,170	46
OCI*	3,700	87
Philips Lighting(A)	4,329	175
PostNL	20,980	90
Randstad Holding	63,016	3,899
Refresco Group(A)	2,721	55
Relx	157,010	3,341
Royal Dutch Shell, Cl A	22,886	692
SBM Offshore	104,185	1,889
SIF Holding	523	11
Takeaway.com* (A)	709	31
TKH Group	1,987	129
TomTom*	6,266	68
Unibail-Rodamco‡	1,812	442
Unilever	27,473	1,625
Vastned Retail‡	1,155	51
Wereldhave‡	2,081	98
Wessanen	3,888	73
Wolters Kluwer	5,243	242

		45,329

New Zealand – 0.1%
a2 Milk*	32,914	153
Air New Zealand	27,934	68
Argosy Property	42,827	32
Auckland International Airport	16,249	76
Chorus	20,927	59
Contact Energy	14,478	58
Fisher & Paykel Healthcare	27,864	257
Fletcher Building	13,814	80
Freightways	9,444	53
Genesis Energy	25,186	43
Goodman Property Trust‡	49,179	45
Infratil	22,938	52
Kiwi Property Group‡	71,972	71
Mercury NZ	14,657	36
Meridian Energy	24,236	50
Metlifecare	9,307	39
New Zealand Refining	7,242	13
Precinct Properties New Zealand‡	53,513	49
Ryman Healthcare	8,549	57
SKY Network Television	19,059	37
SKYCITY Entertainment Group	32,875	89
Spark New Zealand	89,026	235
Summerset Group Holdings	10,665	39
Trade Me Group	17,670	58
Xero*	4,475	100
Z Energy	18,164	97

		1,946

Norway – 0.8%
Akastor	6,259	14
Aker, Cl A	1,293	53
Aker BP	5,086	98

Description	Shares	Value (000)
Aker Solutions	7,544	$40
Atea	4,074	54
Austevoll Seafood	4,906	51
B2Holding	7,247	17
Bakkafrost P	2,138	98
Borregaard	5,268	59
BW LPG(A)	3,303	15
BW Offshore	4,079	14
DNB	36,048	727
DNO*	32,542	45
Entra(A)	5,500	76
Europris(A)	9,027	43
Frontline	3,849	24
Gaming Innovation Group*	15,179	9
Gjensidige Forsikring	4,008	69
Golden Ocean Group*	3,874	31
Grieg Seafood	2,312	23
Hexagon Composites*	3,456	12
Hoegh LNG Holdings	2,572	24
IDEX*	20,459	16
Kongsberg Automotive*	15,434	18
Leroy Seafood Group	15,607	100
Marine Harvest	7,635	151
Nordic Nanovector*	1,782	18
Nordic Semiconductor*	6,624	36
Norsk Hydro	23,230	169
Norway Royal Salmon	572	12
Norwegian Air Shuttle*	1,343	39
Norwegian Finans Holding*	5,293	60
Norwegian Property	7,924	10
Ocean Yield	1,825	16
Opera Software	5,434	15
Orkla	14,070	144
Petroleum Geo-Services	15,069	36
Protector Forsikring	3,416	34
REC Silicon*	90,910	12
Salmar	2,642	75
Scatec Solar(A)	2,842	15
Schibsted, Cl A	9,159	236
Schibsted, Cl B	9,743	230
Selvaag Bolig	2,183	9
Skandiabanken(A)	3,864	43
SpareBank 1 Nord Norge	5,094	39
SpareBank 1 SMN	6,403	65
Statoil	43,601	872
Stolt-Nielsen	1,401	21
Storebrand	23,130	196
Subsea 7	12,864	211
Telenor	13,054	276
TGS NOPEC Geophysical	5,102	121
Thin Film Electronics*	34,870	12
Wallenius Wilhelmsen Logistics, Cl B*	5,325	32
XXL(A)	5,035	55
Yara International	130,595	5,850

		10,840

Panama – 0.0%
Avianca Holdings ADR	3,928	30

Peru – 0.0%
Cia de Minas Buenaventura ADR	24,030	307

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Philippines – 0.1%
Bloomberry Resorts*	1,080,300	$228
Cebu Air	270,790	584
Energy Development	2,104,700	233
Lopez Holdings	1,239,500	147
Metro Retail Stores Group	612,000	51
Pepsi-Cola Products Philippines	214,000	13
San Miguel	144,580	280

		1,536

Poland – 0.7%
CD Projekt	75,756	2,413
Grupa Lotos	60,862	997
Jastrzebska Spolka Weglowa*	6,115	162
Polski Koncern Naftowy Orlen	112,309	3,746
Polskie Gornictwo Naftowe i
Gazownictwo	1,337,820	2,489
Tauron Polska Energia	82,805	85
Trakcja	22,360	72

		9,964

Portugal – 0.1%
Banco Comercial Portugues, Cl R*	501,953	146
Banco Espirito Santo*	46,916	-
Corticeira Amorim SGPS	1,669	23
CTT-Correios de Portugal	7,572	46
EDP-Energias de Portugal	41,071	154
Galp Energia	8,650	153
Jeronimo Martins	4,245	84
Mota-Engil SGPS	3,895	15
Navigator	11,556	56
NOS SGPS	13,416	83
REN – Redes Energeticas Nacionais SGPS	13,811	45
Semapa-Sociedade de Investimentoe Gestao	662	13
Sonae SGPS	32,660	39

		857

Qatar – 0.2%
Barwa Real Estate(B)	142,526	1,254
Mannai(B)	759	15
Ooredoo QSC(B)	63,688	1,449
Qatar Islamic Bank SAQ(B)	7,532	188
Qatar National Bank SAQ(B)	6,021	202
United Development QSC(B)	36,420	149

		3,257

Russia – 0.6%
Lukoil PJSC ADR	2,455	130
Magnitogorsk Iron & Steel Works PJSC GDR	79,834	771
Sberbank of Russia PJSC ADR	474,276	6,752

		7,653

Singapore – 2.2%
Accordia Golf Trust	27,900	15
Ascendas ‡	41,900	82
Ascendas Hospitality Trust ‡	21,400	13
Ascott Residence Trust ‡	64,800	56
Asian Pay Television Trust	72,100	30

Description	Shares	Value (000)
Boustead Singapore	15,300	$10
Bumitama Agri	19,400	11
Cache Logistics Trust ‡	55,106	34
CapitaLand	44,100	116
CapitaLand Commercial Trust ‡	38,400	47
CapitaLand Mall Trust ‡	49,600	73
CapitaLand Retail China Trust ‡	32,600	39
CDL Hospitality Trusts ‡	42,400	51
China Aviation Oil Singapore	8,600	10
City Developments	6,900	58
ComfortDelGro	43,000	66
COSCO Shipping International
Singapore	45,000	9
Croesus Retail Trust	41,400	36
CWT	8,200	14
Dairy Farm International Holdings	16,500	127
DBS Group Holdings	325,034	4,989
ESR-REIT ‡	34,800	14
Ezion Holdings*	129,800	15
Far East Hospitality Trust ‡	30,900	15
First ‡	28,800	28
First Resources	29,700	41
Frasers Centrepoint Trust ‡	30,000	47
Frasers Commercial Trust ‡	35,222	36
Frasers Logistics & Industrial Trust ‡	62,300	49
Genting Singapore	103,300	89
GL	191,400	120
Global Logistic Properties	45,700	111
Golden Agri-Resources	142,300	39
Great Eastern Holdings	37,500	697
Haw Par	29,512	260
Hongkong Land Holdings	543,300	3,912
Hutchison Port Holdings Trust, Cl U	95,600	41
Hyflux	27,300	10
Japfa	23,900	10
Jardine Cycle & Carriage	2,033	59
Jardine Matheson Holdings	89,800	5,689
Jardine Strategic Holdings	3,800	164
Keppel ‡	94,700	82
Keppel	25,000	120
Keppel DC ‡	52,500	51
Lippo Malls Indonesia Retail Trust ‡	97,300	31
M1	19,900	27
Manulife US ‡	40,100	37
Mapletree Commercial Trust ‡	81,800	92
Mapletree Greater China Commercial Trust ‡	94,500	80
Mapletree Industrial Trust ‡	69,400	96
Mapletree Logistics Trust ‡	81,600	75
Midas Holdings	65,900	10
Noble Group	54,580	16
OUE	18,200	26
OUE Hospitality Trust ‡	55,400	32
Oversea-Chinese Banking	53,072	437
Parkway Life ‡	20,000	40
Raffles Medical Group	43,200	35
RHT Health Trust	21,500	14
Riverstone Holdings	12,500	10
Sabana Shari’ah Compliant Industrial ‡	34,300	12
SATS	12,900	44
Sembcorp Industries	20,900	46
Sembcorp Marine	38,300	50
Sheng Siong Group	18,200	12
SIIC Environment Holdings	29,800	12

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Silverlake Axis	31,400	$14
Singapore Airlines	10,800	80
Singapore Exchange	13,600	74
Singapore Post	69,300	64
Singapore Press Holdings	27,000	54
Singapore Technologies Engineering	26,300	67
Singapore Telecommunications	1,172,400	3,181
Soilbuild Business Space‡	25,900	13
SPH‡	38,400	28
Starhill Global‡	81,100	45
StarHub	9,600	18
Suntec‡	48,600	67
United Engineers	25,500	51
United Industrial	16,648	39
United Overseas Bank	393,687	6,819
UOL Group	8,985	54
Venture	13,300	173
Wilmar International	27,000	63
Wing Tai Holdings	24,600	39
Yangzijiang Shipbuilding Holdings	41,800	44
Yanlord Land Group	37,300	51
Yoma Strategic Holdings	59,500	26

		29,883

South Africa – 1.4%
Alviva Holdings	10,469	15
Anglo American	28,981	519
Anglo American Platinum*	12,958	330
Bid	18,993	426
Blue Label Telecoms	171,180	221
Cie Financiere Richemont	40,953	372
Exxaro Resources	4,777	43
FirstRand	338,014	1,299
Grindrod	128,035	131
Investec	51,677	374
Kumba Iron Ore	25,303	412
Liberty Holdings	26,183	204
MMI Holdings	87,990	113
Mondi	49,008	1,308
MTN Group	46,216	425
Murray & Roberts Holdings	176,339	209
Old Mutual	113,839	294
Peregrine Holdings	228,876	495
Sappi	223,035	1,517
Sasol	108,270	2,967
Standard Bank Group	270,185	3,149
Telkom	145,447	637
Tiger Brands	105,400	2,938
Tsogo Sun Holdings	115,020	172
Wilson Bayly Holmes-Ovcon	9,970	108

		18,678

South Korea – 4.3%
Aekyung Petrochemical	5,130	68
Autech	7,427	63
CJ O Shopping	1,356	234
CKH Food & Health*	122,645	105
Dae Han Flour Mills	104	16
Daehan Steel	13,793	135
Daeyang Electric*	3,787	39
Dongbu HiTek*	5,663	76
Dongkuk Steel Mill	6,065	57
Dongyang E&P	10,103	111
GMB Korea	5,250	35

Description	Shares	Value (000)
GS Home Shopping	1,437	$273
Hana Financial Group	19,067	788
Hanwha Chemical	14,580	413
Hite Jinro	13,931	320
Hyundai Elevator	6,294	274
Hyundai Engineering & Construction	1,557	52
Hyundai Motor	5,043	663
Kia Motors	76,106	2,103
KT	70,409	1,792
Kwangju Bank	5,257	56
LG	7,326	516
LG Display	22,171	591
LG Display ADR	177,864	2,387
LG Electronics	51,237	3,686
LG Innotek	6,713	903
LG Uplus	46,249	539
Lotte Chemical	7,875	2,599
LOTTE Himart	3,321	191
Lotte Shopping	2,262	487
LS	3,588	247
Mirae Asset Life Insurance	12,467	54
Moorim Paper*	35,210	76
POSCO	6,869	1,901
POSCO ADR	71,600	4,969
S-1	4,437	346
Sam Young Electronics	8,260	98
Samchully	548	48
Samsung Electronics	6,431	14,396
Samsung Fire & Marine Insurance	1,272	311
SeAH Holdings	225	28
Sejong Industrial	3,340	21
Sewon Precision Industry	614	9
SFA Engineering	8,738	315
Shinhan Financial Group	39,808	1,748
SK Holdings	8,428	2,119
SK Hynix	93,598	6,774
SK Innovation	24,748	4,300
SK Telecom	10,346	2,303
Tera Semicon	8,127	213
UIL	6,402	45
YMC	3,269	78

		59,971

Spain – 1.8%
Abengoa, Cl B*	617,210	9
Abertis Infraestructuras	12,046	243
Acciona	1,357	109
Acerinox	42,750	616
ACS Actividades de Construccion y Servicios	4,165	154
Aena SME(A)	1,172	212
Almirall	3,195	33
Amadeus IT Group, Cl A	75,373	4,900
Applus Services	7,178	90
Atresmedia de Medios de Comunicacion	4,549	48
Axiare Patrimonio SOCIMI‡	3,575	73
Banco Bilbao Vizcaya Argentaria	112,454	1,006
Banco de Sabadell	92,542	193
Banco Santander	1,216,972	8,497
Bankia	126,482	610
Bankinter	11,575	109
Bolsas y Mercados Espanoles SHMSF	4,006	138

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
CaixaBank	62,523	$313
Cellnex Telecom(A)	7,647	175
Cia de Distribucion Integral Logista Holdings	1,671	40
CIE Automotive	2,483	66
Codere*	52,126	22
Construcciones y Auxiliar de Ferrocarriles	1,029	42
Distribuidora Internacional de Alimentacion	12,082	70
Ebro Foods	3,513	83
Enagas	3,897	110
Ence Energia y Celulosa	7,406	38
Endesa	5,475	123
Euskaltel (A)	4,421	40
Faes Farma	14,354	48
Ferrovial	8,385	185
Financiera Alba	522	32
Fomento de Construcciones y Contratas*	3,976	40
Gas Natural SDG	6,046	134
Global Dominion Access* (A)	2,132	10
Grifols	5,148	150
Grupo Catalana Occidente	1,907	80
Hispania Activos Inmobiliarios SOCIMI‡	5,992	108
Iberdrola	96,729	752
Indra Sistemas*	6,263	99
Industria de Diseno Textil	18,397	693
Inmobiliaria Colonial Socimi‡	13,407	133
International Consolidated Airlines Group	10,622	85
Lar Espana Real Estate Socimi‡	4,951	48
Liberbank*	21,088	19
Mapfre	21,496	70
Mediaset Espana Comunicacion	35,707	402
Melia Hotels International	5,755	83
Merlin Properties Socimi‡	17,849	247
Miquel y Costas & Miquel	572	21
NH Hotel Group	10,986	74
Obrascon Huarte Lain*	4,219	15
Papeles y Cartones de Europa	2,447	23
Pharma Mar*	9,923	39
Promotora de Informaciones, Cl A*	2,949	12
Prosegur Cia de Seguridad	14,056	105
Realia Business*	8,256	11
Red Electrica	7,489	158
Repsol	21,485	396
Sacyr*	19,183	50
Saeta Yield	2,503	29
Siemens Gamesa Renewable Energy	4,811	63
Talgo (A)	5,020	28
Tecnicas Reunidas	1,714	54
Telefonica	76,466	830
Telepizza Group* (A)	4,776	27
Tubacex*	4,499	17
Viscofan	11,952	732
Zardoya Otis	9,926	109

		24,373

Sweden – 1.6%
AAK	1,304	99
AcadeMedia* (A)	2,159	17
AF, Cl B	3,778	88

Description	Shares	Value (000)
Ahlsell (A)	11,329	$74
Alfa Laval	5,046	123
Alimak Group (A)	1,701	31
Arcam*	240	10
Assa Abloy, Cl B	97,103	2,218
Atlas Copco, Cl B	6,775	263
Atlas Copco, Cl A	11,325	480
Attendo (A)	5,472	64
Avanza Bank Holding	1,231	52
Axfood	5,606	96
Bergman & Beving, Cl B	1,105	15
Betsson	6,109	56
Bilia, Cl A	4,285	47
BillerudKorsnas	8,637	146
BioGaia, Cl B	824	31
Boliden	4,726	160
Bonava, Cl B	4,433	72
Bravida Holding (A)	9,344	68
Bufab	1,307	17
Bure Equity	2,535	35
Byggmax Group	3,223	27
Camurus*	670	10
Capio (A)	7,251	42
Castellum	12,733	200
Catena Media*	1,581	15
Cherry*	2,522	17
Clas Ohlson, Cl B	1,973	37
Cloetta, Cl B	11,083	38
Collector*	901	10
Com Hem Holding	6,780	97
D Carnegie, Cl B*	1,607	23
Dios Fastigheter	5,544	35
Dometic Group (A)	14,595	124
Duni	2,134	34
Dustin Group (A)	2,977	25
Elanders, Cl B	808	10
Electrolux	4,153	140
Elekta, Cl B	17,554	182
Eltel (A)	6,171	20
Essity, Cl B*	10,590	288
Evolution Gaming Group (A)	1,023	65
Fabege	6,734	138
Fastighets Balder, Cl B*	4,997	130
Fingerprint Cards, Cl B	15,443	43
Getinge, Cl B	4,558	85
Granges	3,918	45
Gunnebo	1,909	10
Haldex	2,147	27
Hansa Medical*	1,022	27
Hemfosa Fastigheter	8,219	104
Hennes & Mauritz, Cl B	109,173	2,828
Hexagon, Cl B	4,487	222
Hexpol	11,886	125
Hoist Finance (A)	3,722	38
Holmen, Cl B	2,561	120
Hufvudstaden, Cl A	5,701	97
Humana	1,453	10
Husqvarna, Cl B	7,953	82
ICA Gruppen	1,621	61
Industrivarden, Cl C	3,157	80
Indutrade	4,450	117
Intrum Justitia	3,593	127
Investment Oresund	1,426	24
Investor, Cl B	7,943	393
Inwido	2,957	38

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
ITAB Shop Concept	1,376	$11
JM	3,694	116
Kambi Group*	1,140	11
KappAhl	3,435	22
Kindred Group	11,004	126
Kinnevik	4,032	131
Klovern, Cl B	31,775	42
Kungsleden	10,543	73
L E Lundbergforetagen, Cl B	731	58
LeoVegas (A)	3,366	29
Lindab International	3,608	38
Loomis, Cl B	3,709	148
Lundin Petroleum*	3,745	82
Mekonomen	1,374	31
Millicom International Cellular	6,115	404
Modern Times Group, Cl B	12,009	435
Mycronic	3,321	46
NCC, Cl B	4,039	96
NetEnt	9,260	72
New Wave Group, Cl B	1,968	14
Nibe Industrier, Cl B	17,310	174
Nobia	6,234	62
Nobina (A)	5,789	34
Nolato, Cl B	1,047	51
Nordax Group (A)	5,949	35
Nordea Bank	82,913	1,125
Oriflame Holding	2,008	68
Pandox, Cl B	3,864	73
Paradox Interactive	1,136	12
Peab	9,155	101
Probi	325	14
Ratos, Cl B	11,922	58
RaySearch Laboratories	1,189	25
Recipharm, Cl B	2,366	28
Resurs Holding (A)	5,447	39
Rezidor Hotel Group	2,640	11
Saab, Cl B	3,037	154
Sandvik	71,689	1,236
SAS*	4,281	14
Scandi Standard	1,887	14
Scandic Hotels Group (A)	4,385	60
Securitas, Cl B	5,281	88
Skandinaviska Enskilda Banken, Cl A	26,470	349
Skanska, Cl B	5,857	135
SKF, Cl B	6,494	142
SkiStar	1,147	27
SSAB, Cl A*	10,992	53
SSAB*	34,211	136
Starbreeze*	11,079	15
Svenska Cellulosa, Cl B	30,638	259
Svenska Handelsbanken, Cl A	106,057	1,601
Sweco, Cl B	3,426	84
Swedbank, Cl A	15,273	422
Swedish Match	10,362	363
Swedish Orphan Biovitrum*	7,775	119
Tele2, Cl B	7,219	83
Telefonaktiebolaget LM Ericsson, Cl B	90,285	518
Telia	45,073	212
Tethys Oil	1,494	11
Thule Group(A)	5,327	114
Tobii*	4,961	30
Trelleborg, Cl B	11,691	293
Victoria Park, Cl B	3,607	14
Vitrolife	674	55

Description	Shares	Value (000)
Volati	1,272	$10
Volvo, Cl B	26,216	504
Wallenstam, Cl B	9,515	95
Wihlborgs Fastigheter	3,763	92

		21,869

Switzerland – 6.9%
ABB	33,617	831
Adecco Group	16,747	1,304
Allreal Holding	654	115
ALSO Holding	215	30
ams	3,142	227
APG SGA	77	32
Arbonia*	1,881	34
Aryzta	4,342	133
Ascom Holding	1,936	43
Autoneum Holding	161	45
Bachem Holding, Cl B	214	26
Baloise Holding	862	136
Banque Cantonale Vaudoise	154	115
Barry Callebaut	44	67
Basilea Pharmaceutica*	649	53
Bell Food Group	83	39
BKW	568	34
Bobst Group	447	49
Bossard Holding	308	71
Bucher Industries	345	123
Burckhardt Compression Holding	155	48
Burkhalter Holding	263	34
Cembra Money Bank	1,516	133
Chocoladefabriken Lindt & Sprungli	2	139
Chocoladefabriken Lindt & Sprungli	17	97
Cie Financiere Richemont	96,148	8,787
Clariant	14,973	359
Coca-Cola	3,115	105
Comet Holding	363	54
Conzzeta	73	77
COSMO Pharmaceuticals	360	53
Credit Suisse Group	40,952	648
Daetwyler Holding	425	67
DKSH Holding	3,682	313
dormakaba Holding	171	174
Dufry*	591	93
EFG International	4,680	41
Emmi	110	72
EMS-Chemie Holding	138	92
Feintool International Holding	78	9
Ferguson	4,398	289
Flughafen Zurich	945	214
Forbo Holding	63	101
GAM Holding	7,820	121
Geberit	4,341	2,053
Georg Fischer	204	251
Givaudan	161	350
Gurit Holding	15	17
Helvetia Holding	525	285
Huber + Suhner	637	39
Idorsia*	4,806	86
Implenia	815	53
Inficon Holding	81	53
Intershop Holding	41	20
Julius Baer Group	3,885	230
Kardex	337	40
Komax Holding	201	58
Kudelski	1,932	24

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Kuehne + Nagel International	8,155	$1,510
LafargeHolcim	96,891	5,663
Leonteq	489	30
Logitech International	30,264	1,104
Lonza Group	1,297	340
Meyer Burger Technology*	26,356	37
Mobilezone Holding	854	11
Mobimo Holding	381	103
Molecular Partners*	442	12
Nestle	214,683	17,979
Newron Pharmaceuticals*	562	9
Novartis	190,210	16,283
OC Oerlikon	10,756	166
Orior	188	15
Panalpina Welttransport Holding	541	79
Pargesa Holding	651	54
Partners Group Holding	301	204
PSP Swiss Property	1,947	180
Rieter Holding	183	39
Roche Holding	44,248	11,295
Santhera Pharmaceuticals Holding*	258	10
Schindler Holding	703	155
Schindler Holding	400	86
Schmolz + Bickenbach*	18,207	17
Schweiter Technologies	53	68
SFS Group	880	107
SGS	95	228
Siegfried Holding	192	63
Sika	36	268
Sonova Holding	3,838	652
St. Galler Kantonalbank	142	65
Straumann Holding	161	103
Sulzer*	700	83
Sunrise Communications Group(A)	1,739	143
Swatch Group	16,575	6,895
Swatch Group Reg	941	75
Swiss Life Holding	556	196
Swiss Prime Site	1,228	110
Swiss Re	5,465	495
Swisscom	450	231
Swissquote Group Holding	355	13
Tecan Group	561	116
Temenos Group	2,957	302
u-blox Holding	332	66
UBS Group	436,857	7,467
Valiant Holding	841	91
Valora Holding	148	52
VAT Group(A)	1,009	140
Vifor Pharma	822	96
Vontobel Holding	1,210	78
VZ Holding	148	47
Ypsomed Holding	182	28
Zehnder Group	301	11
Zurich Insurance Group	9,832	3,000

		95,856

Taiwan – 1.9%
Advanced Semiconductor Engineering ADR	62,796	388
AU Optronics ADR	833,621	3,368
Chroma ATE	220,000	776
Delta Electronics	101,516	522
PChome Online	57,588	295
Ruentex Industries	211,082	313

Description	Shares	Value (000)
Taiwan Semiconductor Manufacturing	344,000	$2,456
Taiwan Semiconductor Manufacturing ADR	400,622	15,044
Teco Electric and Machinery	718,387	643
United Microelectronics ADR	498,001	1,245
Yungtay Engineering	484,000	900

		25,950

Thailand – 1.2%
Advanced Information Technology	59,900	51
Amata NVDR	354,700	233
Bangchak NVDR	260,200	312
Bangkok Bank NVDR	21,200	119
Bangkok Bank	144,700	846
Banpu NVDR	1,345,100	710
BEC World	464,600	227
Cal-Comp Electronics Thailand NVDR	1,123,419	119
Dhipaya Insurance NVDR	16,800	23
GFPT NVDR	1,194,100	712
Hana Microelectronics NVDR	798,800	1,137
Indorama Ventures NVDR	144,800	183
Kasikornbank PLC	45,400	291
KGI Securities Thailand NVDR	747,900	93
Krung Thai Bank NVDR	757,700	427
MCS Steel NVDR	345,900	173
MFEC NVDR	216,800	33
Polyplex Thailand NVDR	159,000	62
PTT NVDR	289,800	3,546
PTT Exploration & Production NVDR	158,300	425
PTT Global Chemical	103,200	238
PTT Global Chemical NVDR	1,164,600	2,690
Sansiri	1,538,500	105
Siam Cement NVDR	91,600	1,373
Siamgas & Petrochemicals NVDR	624,900	373
Star Petroleum Refining NVDR	1,491,400	792
SVI NVDR	172,800	26
Syntec Construction NVDR	2,826,500	513
Thai Oil NVDR	172,100	477
Thai Vegetable Oil NVDR	28,800	25
Thai Wah	163,000	50
Tipco Asphalt NVDR	36,100	26
Tisco Financial Group NVDR	77,900	180

		16,590

Turkey – 0.9%
Albaraka Turk Katilim Bankasi	44,267	18
Anadolu Cam Sanayii	553,932	322
Arcelik	29,206	186
Dogan Sirketler Grubu Holding*	1,398,951	342
Eregli Demir ve Celik Fabrikalari	712,468	1,546
Ford Otomotiv Sanayi	14,664	188
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	65
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	79
TAV Havalimanlari Holding	96,262	477

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Torunlar Gayrimenkul Yatirim Ortakligi‡	412,027	$762
Tupras Turkiye Petrol Rafinerileri	15,354	524
Turkiye Garanti Bankasi	1,221,598	3,318
Turkiye Halk Bankasi	244,795	833
Turkiye Is Bankasi, Cl C	919,209	1,749
Turkiye Sise ve Cam Fabrikalari	421,191	484
Turkiye Vakiflar Bankasi TAO, Cl D	931,118	1,639
Ulker Biskuvi Sanayi	52,194	283
Yapi ve Kredi Bankasi	204,733	248

		13,063

United Arab Emirates – 0.1%
Aldar Properties PJSC (B)	979,657	622
National Central Cooling PJSC (B)	265,588	149
Union National Bank PJSC (B)	43,378	50

		821

United Kingdom – 14.8%
3i Group	108,228	1,324
888 Holdings	11,179	38
AA	30,247	69
Abcam	9,574	131
Acacia Mining	9,546	25
Admiral Group	28,641	697
Advanced Medical Solutions Group	10,453	41
Aggreko	274,039	3,448
Aldermore Group*	13,476	42
Allied Minds*	13,370	24
Amec Foster Wheeler	47,946	328
Amerisur Resources*	53,259	15
Anglo American	322,104	5,782
Antofagasta	47,311	602
AO World*	14,060	21
Arrow Global Group	8,590	49
Ascential	18,807	87
Ashmore Group	18,501	84
Ashtead Group	8,643	208
ASOS*	2,645	212
Associated British Foods	6,193	264
Assura‡	96,821	81
AstraZeneca	21,347	1,417
Auto Trader Group (A)	48,978	258
AVEVA Group	3,342	109
Aviva	68,574	473
B&M European Value Retail	41,014	213
Babcock International Group	5,098	57
BAE Systems	160,322	1,357
Balfour Beatty	35,443	128
Bank of Ireland Group*	11,295	92
Barclays PLC	1,258,835	3,261
Barratt Developments	38,476	317
BBA Aviation	51,421	206
Beazley	24,808	159
Bellway	5,939	262
Berkeley Group Holdings	2,207	110
BGEO Group	8,556	374
BHP Billiton	313,646	5,525
Biffa (A)	11,033	35
Big Yellow Group‡	7,606	77
Blue Prism Group*	1,802	24
Bodycote	9,250	114
boohoo.com*	32,919	93

Description	Shares	Value (000)
Booker Group	84,376	$232
Bovis Homes Group	6,642	97
BP	570,597	3,649
Brewin Dolphin Holdings	15,759	74
British American Tobacco ADR	7,000	437
British American Tobacco	33,205	2,080
British Land‡	16,858	136
Britvic	13,565	137
BT Group, Cl A	142,787	543
BTG*	19,523	177
Bunzl	53,513	1,626
Burberry Group	7,597	180
Burford Capital	9,426	131
Cairn Energy*	30,803	79
Cairn Homes*	32,942	67
Cape	5,616	20
Capita	91,354	692
Capital & Counties Properties	37,494	133
Card Factory	16,784	69
Carillion	22,382	15
Carnival	64,047	4,072
Centamin	54,789	106
Centrica	111,744	280
Chemring Group	18,662	45
Chesnara	7,767	41
Cineworld Group	10,477	95
Civitas Social Housing‡	10,035	15
Clinigen Group	5,093	73
Close Brothers Group	13,844	275
CMC Markets (A)	5,271	11
Cobham	1,510,660	2,949
Compass Group	404,447	8,580
ConvaTec Group (A)	261,804	960
Conviviality	8,687	48
Costain Group	5,842	35
Countryside Properties (A)	16,071	75
Countrywide	7,213	10
Crest Nicholson Holdings	13,231	98
CRH	3,314	126
Croda International	2,254	115
CVS Group	3,170	62
CYBG*	43,723	178
Daily Mail & General Trust, Cl A	49,037	426
Dairy Crest Group	7,519	62
Dart Group	4,407	32
DCC	10,125	983
De La Rue	5,418	47
Debenhams	62,228	41
Dechra Pharmaceuticals	4,748	130
Derwent London‡	5,027	188
Devro	59,294	189
DFS Furniture	9,602	28
Diageo	358,678	11,790
Dialight*	996	11
Dialog Semiconductor*	3,938	174
Dignity	2,731	84
Diploma	6,481	92
Direct Line Insurance Group	23,644	115
Dixons Carphone	19,548	51
Domino’s Pizza Group	24,888	103
Drax Group	20,466	85
DS Smith	51,064	337
Dunelm Group	5,192	49
easyJet	24,340	397

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
EI Group*	25,883	$48
Electrocomponents	22,984	191
Elementis	23,287	85
Elis	10,547	282
EMIS Group	3,112	38
Empiric Student Property‡	25,834	35
EnQuest*	64,935	24
Equiniti Group (A)	15,410	62
Essentra	13,483	100
esure Group	16,869	64
Evraz	17,783	75
Experian	143,341	2,879
Faroe Petroleum*	12,437	16
Fenner	9,648	44
Ferrexpo	15,336	60
Fevertree Drinks	4,663	137
Firstgroup*	64,607	101
Forterra (A)	9,207	34
Foxtons Group	10,609	10
Fresnillo	4,392	83
G4S	261,288	974
Galliford Try	4,042	73
GB Group	6,324	31
Genus	3,115	88
GKN	29,494	137
GlaxoSmithKline	82,940	1,655
Glencore	391,667	1,795
Global Ports Investments GDR*	131,456	564
Globaltrans Investment GDR	57,349	537
Go-Ahead Group	2,167	49
Gocompare.Com Group	12,466	17
Grafton Group	11,482	128
Grainger	21,591	78
Great Portland Estates‡	15,439	126
Greencore Group	35,982	95
Greene King	15,072	110
Greggs	5,053	84
GVC Holdings*	52,433	577
Halfords Group	10,640	50
Halma	18,704	281
Hammerson‡	13,588	98
Hansteen Holdings‡	39,677	73
Hargreaves Lansdown	4,400	87
Hastings Group Holdings (A)	13,244	54
Hays PLC	387,674	984
Helical	4,205	17
Hikma Pharmaceuticals	2,900	47
Hill & Smith Holdings	3,688	62
Hiscox	14,479	248
Hochschild Mining	11,971	37
HomeServe	105,234	1,173
Hon Hai Precision Industry GDR	143,541	1,004
Hostelworld Group (A)	4,521	22
Hotel Chocolat Group*	2,456	10
Howden Joinery Group	31,002	179
HSBC Holdings PLC	338,146	3,340
Hunting	6,977	44
Hurricane Energy*	77,676	34
Ibstock (A)	19,158	58
IG Group Holdings	70,002	601
Imagination Technologies Group*	10,089	23
IMI	114,461	1,906
Imperial Brands	16,169	690
Inchcape	34,149	395
Indivior PLC	35,915	163

Description	Shares	Value (000)
Informa PLC	91,781	$826
Inmarsat	8,964	77
InterContinental Hotels Group	3,105	164
Intermediate Capital Group	14,710	184
International Personal Finance	98,241	277
Interserve	8,135	13
Intertek Group	37,148	2,480
Intu Properties‡	16,299	50
Investec	11,082	81
iomart Group	3,109	14
IQE*	31,778	53
ITE Group	13,661	33
ITV	416,958	976
IWG	33,983	141
J D Wetherspoon	4,480	75
J Sainsbury	27,697	88
Jackpotjoy*	2,897	31
JD Sports Fashion	20,998	105
Jimmy Choo*	5,339	16
John Laing Group (A)	19,757	76
John Menzies	4,386	42
John Wood Group	19,121	174
Johnson Matthey	3,264	149
Jupiter Fund Management	66,436	491
Just Eat*	71,666	642
Just Group	29,845	59
Kainos Group	2,707	11
KAZ Minerals*	12,346	128
KCOM Group	25,392	34
Keller Group	3,711	41
Kerry Group, Cl A	2,754	265
Keywords Studios	2,173	40
Kier Group	5,030	78
Kingfisher	38,674	155
Kingspan Group	7,592	323
Ladbrokes	66,972	110
Laird	24,385	47
Lancashire Holdings	10,620	95
Land Securities Group‡	12,836	167
Legal & General Group	103,812	362
Lloyds Banking Group	8,303,716	7,537
London Stock Exchange Group	5,486	282
LondonMetric Property‡	32,685	73
Lonmin*	12,070	11
Lookers	16,438	26
Luceco (A)	3,510	11
Lukoil PJSC ADR	4,112	218
Majestic Wine	2,479	12
Man Group	81,556	183
Marks & Spencer Group	27,922	132
Marshalls	10,387	61
Marston’s	34,963	51
McCarthy & Stone (A)	63,332	127
Mediclinic International	7,163	62
Meggitt	13,083	91
Melrose Industries	94,090	268
Merlin Entertainments (A)	164,549	982
Metro Bank*	3,639	165
Micro Focus International ADR*	6,000	191
Micro Focus International	1,400	45
Mitchells & Butlers	10,783	36
Mitie Group	18,791	64
Mondi	6,355	171
Moneysupermarket.com Group	111,380	475

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Morgan Advanced Materials	14,553	$61
N Brown Group	8,686	41
National Express Group	41,785	198
National Grid	80,303	995
NCC Group	12,432	36
NewRiver‡	14,334	65
NEX Group	96,125	853
Next	2,536	179
NMC Health	3,987	147
Non-Standard Finance (A)	105,590	112
Northgate	8,027	47
Nostrum Oil & Gas*	3,702	20
Novae Group	2,724	26
Ocado Group*	27,126	106
Old Mutual	85,608	223
On the Beach Group (A)	4,403	23
OneSavings Bank	6,524	35
Ophir Energy*	35,297	34
Oxford Instruments	2,830	37
Paddy Power Betfair	6,467	642
Pagegroup	37,305	249
Pan African Resources	86,747	15
Pantheon Resources*	17,067	12
Paragon Banking Group	14,346	85
Paysafe Group*	23,378	182
Pearson	14,133	116
Pendragon	64,794	28
Pennon Group	20,250	216
Persimmon	5,342	185
Petra Diamonds*	25,399	29
Petrofac	18,514	112
Pets at Home Group	97,238	278
Phoenix Group Holdings	18,656	189
Photo-Me International	10,818	25
Playtech	32,800	404
Plus500	4,138	50
Polypipe Group	9,679	55
Premier Foods*	25,884	15
Premier Oil*	23,548	21
Primary Health Properties‡	29,077	48
Provident Financial	28,478	317
Prudential PLC	112,696	2,697
Purplebricks Group*	10,473	54
PZ Cussons	16,517	71
QinetiQ Group	28,318	94
Randgold Resources	1,625	159
Rank Group	9,405	28
Rathbone Brothers	2,551	89
Reckitt Benckiser Group PLC	87,052	7,947
Redde	16,074	39
Redefine International‡	71,856	37
Redrow	12,446	99
RELX	74,038	1,624
Renewi	39,435	54
Renishaw	1,926	123
Rentokil Initial	94,574	381
Restaurant Group	9,592	39
Restore	6,121	43
Rightmove	33,329	1,806
Rio Tinto PLC	88,015	4,096
Rolls-Royce Holdings PLC	244,473	2,906
Rotork	70,461	246
Royal Bank of Scotland Group*	61,520	221
Royal Dutch Shell, Cl A	74,564	2,247

Description	Shares	Value (000)
Royal Dutch Shell, Cl B	307,203	9,446
Royal Mail	17,639	$91
RPC Group	20,913	278
RPS Group	11,843	46
RSA Insurance Group	17,609	147
SafeCharge International Group	2,887	11
Safestore Holdings‡	10,995	64
Saga	59,448	158
Sage Group	18,690	175
Samsung Electronics GDR	5,170	5,852
Savills	7,536	94
Scapa Group	7,435	44
Schroder‡	14,710	12
Schroders	2,126	96
Segro‡	17,127	123
Senior	22,243	82
Serco Group PLC*	394,536	610
Severn Trent	4,052	118
Shaftesbury‡	12,053	164
Shire	15,309	776
SIG	30,237	72
Sirius Minerals*	198,656	68
Sky PLC	36,461	447
Smart Metering Systems	3,366	31
Smith & Nephew	23,614	427
Smiths Group PLC	79,077	1,671
Soco International	7,102	11
Softcat	4,696	26
SolGold*	30,651	14
Sophos Group (A)	13,263	98
Sound Energy, Cl A*	34,244	22
South32	5,924	15
Spectris	22,574	729
Spirax-Sarco Engineering	3,777	280
Spire Healthcare Group (A)	15,002	45
Sports Direct International	11,796	65
SSE	16,091	301
SSP Group	147,850	1,065
St. James’s Place	35,867	551
St. Modwen Properties	10,025	50
Staffline Group	768	12
Stagecoach Group	123,320	282
Standard Chartered PLC	139,727	1,389
Standard Life Aberdeen	46,629	271
Standard Life Investment Property Income Trust‡	21,212	26
State Bank of India GDR	44,900	1,724
Stobart Group	16,271	59
Stock Spirits Group	8,523	27
SuperGroup	2,748	63
Synthomer	13,541	89
TalkTalk Telecom Group	26,648	75
Tate & Lyle	7,837	68
Taylor Wimpey	56,448	148
Ted Baker	1,694	60
Telecom Plus	3,257	47
Telford Homes	2,008	11
Tesco*	1,918,008	4,810
Thomas Cook Group	534,987	862
TP ICAP	27,380	192
Travis Perkins	253,104	4,911
Tritax Big Box‡	70,661	135
TUI	46,754	793
Tullow Oil*	70,259	175
UBM	19,972	183

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
UDG Healthcare	12,737	$145
Ultra Electronics Holdings	4,154	100
Unilever	50,085	2,899
UNITE Group‡	11,718	108
United Utilities Group	11,759	135
Vectura Group*	30,948	44
Vedanta Resources	4,030	47
Vesuvius	11,153	88
Victoria*	2,726	23
Victrex	10,135	321
Virgin Money Holdings UK	14,963	57
Vodafone Group PLC	559,395	1,565
Watkin Jones	7,565	22
Weir Group	146,595	3,859
WH Smith	31,925	865
Whitbread	3,166	160
William Hill	43,186	146
WM Morrison Supermarkets	38,173	120
Workspace Group‡	6,322	75
Worldpay Group (A)	129,762	709
WPP PLC	332,676	6,174
X5 Retail Group GDR*	2,458	110
ZPG (A)	14,387	70

		206,323

United States – 1.6%
Consumer Discretionary – 0.4%
Delphi Automotive	14,770	1,453
SodaStream International*	948	63
Yum China Holdings	107,344	4,291

		5,807

Health Care – 0.0%
Neuroderm*	760	30
Taro Pharmaceutical Industries*	309	34

		64

Industrials – 0.6%
Caesarstone*	1,222	36
Canadian National Railway	63,968	5,301
Copa Holdings, Cl A	13,300	1,656
Kornit Digital*	1,466	22

		7,015

Information Technology – 0.3%
CyberArk Software*	1,606	66
Genpact	12,433	357
InterXion Holding*	3,730	190
Ituran Location and Control	923	33
NXP Semiconductors*	5,859	663
Orbotech*	2,343	99
Wix.com*	1,702	122
Yandex, Cl A*	103,883	3,423

		4,953

Telecommunication Services – 0.3%
America Movil, Cl L ADR	248,256	4,407

		22,246

Total Common Stock (Cost $1,161,584) (000)		1,342,460

Description	Shares	Value (000)
Preferred Stock — 0.9%
Alpargatas	295,198	$1,482
Banco Bradesco ADR	508,447	5,630
Banco do Estado do Rio Grande do Sul	88,900	491
Bayerische Motoren Werke	924	82
Biotest	1,045	28
Cia Brasileira de Distribuicao*	11,465	435
Cia de Gas de Sao Paulo, Cl A	15,855	274
Cia de Transmissao de Energia Eletrica Paulista	15,000	322
Cia Energetica de Minas Gerais	48,800	123
FUCHS PETROLUB	1,384	82
Henkel & KGaA	3,005	409
Itausa — Investimentos Itau	177,297	619
Metalurgica Gerdau*	225,600	374
Porsche Automobil Holding	2,645	169
Sartorius	1,797	172
Schaeffler	3,354	54
Sixt	857	53
Volkswagen	8,030	1,310

Total Preferred Stock (Cost $9,639) (000)		12,109

Exchange Traded Fund — 0.0%
P2P Global Investments	4,390	47

Total Exchange Traded Fund (Cost $43) (000)		47

Rights — 0.0%*
	Number of Rights
Beach Energy, Expires 10/19/2017	16,236	1
CapitaLand Commercial Trust, Expires 10/18/2017	6,374	1
Equiniti Group, Expires 10/19/2017	3,302	5
Macquarie Atlas Roads Group, Expires 10/9/2017(B)	4,039	1
Manulife US, Expires 10/19/2017	16,441	4
Mapletree Logistics, Expires 10/14/2017	8,160	1
Syrah Resources, Expires 10/10/2017	1,142	–

Total Rights (Cost $–) (000)		13

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

Description	Shares	Value (000)
Short-Term Investment — 2.0%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.920%, (C)	27,747,837	$27,748
Total Short-Term Investment (Cost $27,748) (000)		27,748

Total Investments In Securities — 99.9% (Cost $1,199,014) (000) †		$1,382,377

Percentages are based on Net Assets of $1,383,268 (000).

A list of the open futures contracts held by the Fund at September 30, 2017, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index E-MINI	71	Dec-2017	$6,961	$7,023	$62

			$6,961	$7,023	$62

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2017, was $9,918 (000) and represented 0.46% of net assets.
(C)	The rate reported is the 7-day effective yield as of September 30, 2017.

ADR — American Depositary Receipt

Cl — Class

EAFE – Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR—Non-Voting Depositary Receipt

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $1,199,014 (000) and the unrealized appreciation and depreciation were $214,313 (000) and $(30,888) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$40,357	$135	$-	$40,492
Austria	2,728	66	-	2,794
Belgium	9,217	77	-	9,294
Brazil	16,922	-	-	16,922
Canada	63,561	-	-	63,561
Chile	3,247	-	-	3,247
China	24,690	-	-	24,690
Colombia	905	-	-	905
Czech Republic	470	-	-	470
Denmark	20,562	-	-	20,562
Egypt	-	95	-	95
Finland	11,341	-	-	11,341
France	89,686	33	-	89,719
Germany	80,704	50	-	80,754
Greece	3,917	-	-	3,917
Hong Kong	83,897	315	77	84,289
India	21,511	-	-	21,511
Indonesia	9,502	-	-	9,502
Ireland	8,412	-	-	8,412
Israel	3,588	2,164	-	5,752
Italy	21,578	24	-	21,602
Japan	191,671	1,566	-	193,237
Kenya	104	-	-	104
Luxembourg	2,227	-	-	2,227
Malaysia	6,801	-	-	6,801
Mexico	2,918	-	-	2,918
Netherlands	45,329	-	-	45,329
New Zealand	1,946	-	-	1,946
Norway	10,840	-	-	10,840
Panama	30	-	-	30
Peru	307	-	-	307
Philippines	1,536	-	-	1,536
Poland	9,964	-	-	9,964
Portugal	857	-	-	857
Qatar	-	3,257	-	3,257
Russia	7,653	-	-	7,653
Singapore	29,752	131	-	29,883
South Africa	18,678	-	-	18,678
South Korea	59,971	-	-	59,971
Spain	24,358	15	-	24,373
Sweden	21,656	213	-	21,869
Switzerland	95,798	58	-	95,856
Taiwan	25,428	522	-	25,950
Thailand	16,590	-	-	16,590
Turkey	13,063	-	-	13,063
United Arab Emirates	-	821	-	821
United Kingdom	206,024	299	-	206,323
United States	22,246	-	-	22,246

Total Common Stock	1,332,542	9,841	77	1,342,460

Preferred Stock	$12,028	$81	$-	$12,109
Exchange Traded Fund	47	-	-	47
Rights	-	13	-	13
Short-Term Investment	-	27,748	-	27,748

Total Investments in Securities	$1,344,617	$37,683	$77	$1,382,377

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$62	$-	$-	$62

Total Other Financial Instruments	$62	$-	$-	$62

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

KP International Equity Funds

Schedule of Investments

September 30, 2017 (unaudited)

For the period ended September 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Corporate Obligations — 25.9%
Consumer Discretionary – 2.8%
21st Century Fox America
6.150%, 02/15/41	$500	$625
4.500%, 02/15/21	100	107
3.700%, 10/15/25	20	21
Amazon.com
4.800%, 12/05/34	300	340
4.250%, 08/22/57 (A)	563	578
3.875%, 08/22/37 (A)	1,528	1,555
2.400%, 02/22/23 (A)	999	996
American Honda Finance
2.450%, 09/24/20	100	101
1.950%, 07/20/20	1,519	1,517
1.700%, 02/22/19	25	25
Arcos Dorados Holdings
5.875%, 04/04/27 (A)	330	347
AutoZone
3.750%, 06/01/27	100	101
Bed Bath & Beyond
3.749%, 08/01/24	25	25
Block Financial
4.125%, 10/01/20	200	208
CBS
3.375%, 03/01/22	150	155
3.375%, 02/15/28	1,014	985
Charter Communications Operating
6.484%, 10/23/45	150	176
6.384%, 10/23/35	247	289
5.375%, 05/01/47 (A)	677	703
3.579%, 07/23/20	200	206
Cleveland Clinic Foundation
4.858%, 01/01/14	656	714
Comcast
4.400%, 08/15/35	100	108
4.250%, 01/15/33	500	538
4.000%, 08/15/47	200	203
3.375%, 02/15/25	125	129
3.150%, 03/01/26	50	50
3.150%, 02/15/28	3,291	3,279
2.750%, 03/01/23	100	101
Delphi
4.150%, 03/15/24	40	42
Delphi Automotive
3.150%, 11/19/20	100	102
Diageo Investment
2.875%, 05/11/22	100	103
Discovery Communications
5.000%, 09/20/37	150	152
3.800%, 03/13/24	50	52
2.950%, 03/20/23	50	50
Dollar General
4.150%, 11/01/25	25	27
DR Horton
4.000%, 02/15/20	35	36
3.750%, 03/01/19	25	26

Description	Face Amount (000)(1)	Value (000)
Expedia
4.500%, 08/15/24	100	$105
Ford Motor
5.291%, 12/08/46	150	156
4.346%, 12/08/26	45	47
Ford Motor Credit
5.875%, 08/02/21	200	223
3.339%, 03/28/22	200	203
2.425%, 06/12/20	200	200
General Motors
6.750%, 04/01/46	250	301
5.150%, 04/01/38	753	772
General Motors Financial
4.300%, 07/13/25	100	103
4.000%, 01/15/25	100	102
4.000%, 10/06/26	50	50
3.700%, 05/09/23	100	102
3.150%, 06/30/22	3,272	3,298
3.100%, 01/15/19	100	102
2.350%, 10/04/19	50	50
Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	123
5.000%, 05/13/45	200	201
Hasbro
3.500%, 09/15/27	30	30
Home Depot
4.400%, 04/01/21	100	107
4.250%, 04/01/46	100	108
2.800%, 09/14/27	50	49
2.625%, 06/01/22	100	101
2.000%, 06/15/19	100	101
2.000%, 04/01/21	100	100
1.800%, 06/05/20	71	71
Hyundai Capital America
3.250%, 09/20/22 (A)	2,404	2,400
Lear
5.250%, 01/15/25	45	48
3.800%, 09/15/27	1,897	1,890
Lowe’s
4.625%, 04/15/20	100	105
4.050%, 05/03/47	1,356	1,393
3.100%, 05/03/27	100	99
2.500%, 04/15/26	50	48
1.150%, 04/15/19	20	20
Macy’s Retail Holdings
3.625%, 06/01/24	100	96
Magna International
3.625%, 06/15/24	50	52
Marriott International
3.125%, 10/15/21	100	102
Mattel
2.350%, 05/06/19	100	100
McDonald’s
4.450%, 03/01/47	150	159
3.500%, 03/01/27	100	103
3.375%, 05/26/25	100	103
2.750%, 12/09/20	20	20
NBCUniversal Media
4.375%, 04/01/21	100	108

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Newell Brands
5.500%, 04/01/46	$100	$118
4.000%, 12/01/24	50	52
3.150%, 04/01/21	150	154
NIKE
2.375%, 11/01/26	200	190
Nissan Motor Acceptance
2.600%, 09/28/22 (A)	2,756	2,759
2.150%, 09/28/20 (A)	972	972
Nordstrom
4.000%, 03/15/27	30	30
Omnicom Group
3.600%, 04/15/26	100	101
O’Reilly Automotive
3.550%, 03/15/26	50	50
Priceline Group
2.750%, 03/15/23	50	50
QVC
4.450%, 02/15/25	65	66
Scripps Networks Interactive
2.750%, 11/15/19	100	101
Starbucks
2.450%, 06/15/26	200	192
Target
4.000%, 07/01/42	200	201
Time Warner
4.875%, 03/15/20	100	107
4.750%, 03/29/21	100	108
3.600%, 07/15/25	100	100
2.100%, 06/01/19	100	100
Time Warner Cable
8.250%, 04/01/19	200	217
7.300%, 07/01/38	238	299
5.875%, 11/15/40	500	549
4.000%, 09/01/21	100	103
TJX
2.750%, 06/15/21	100	102
Toyota Motor Credit
4.250%, 01/11/21	100	106
2.750%, 05/17/21	100	102
2.250%, 10/18/23	50	49
2.100%, 01/17/19	150	151
1.550%, 10/18/19	4,450	4,426
USJ Acucar e Alcool
9.875%, 11/09/21 (A)	305	219
Viacom
6.875%, 04/30/36	100	111
4.375%, 03/15/43	216	186
3.450%, 10/04/26	150	144
Walt Disney
3.150%, 09/17/25	100	102
1.850%, 05/30/19	150	150
Wesleyan University
4.781%, 07/01/16	726	754
Whirlpool
4.000%, 03/01/24	60	63

Description	Face Amount (000)	Value (000)
Wyndham Worldwide
4.250%, 03/01/22	$50	$51

		41,758

Consumer Staples – 1.8%
Adecoagro
6.000%, 09/21/27 (A)	550	547
Alimentation Couche-Tard
2.700%, 07/26/22 (A)	4,210	4,224
Altria Group
9.250%, 08/06/19	200	227
5.375%, 01/31/44	100	120
Anheuser-Busch InBev Finance
4.900%, 02/01/46	1,519	1,716
3.650%, 02/01/26	350	362
2.650%, 02/01/21	215	218
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	107
5.375%, 01/15/20	100	108
4.950%, 01/15/42	500	566
4.439%, 10/06/48	100	107
2.500%, 07/15/22	100	101
Archer-Daniels-Midland
3.750%, 09/15/47	100	99
BAT Capital
4.540%, 08/15/47 (A)	351	361
4.390%, 08/15/37 (A)	908	932
3.557%, 08/15/27 (A)	100	101
3.222%, 08/15/24 (A)	50	50
2.764%, 08/15/22 (A)	2,261	2,274
2.297%, 08/14/20 (A)	50	50
Bunge Finance
3.250%, 08/15/26	120	116
3.000%, 09/25/22	30	30
Central American Bottling
5.750%, 01/31/27 (A)	195	206
Church & Dwight
2.450%, 08/01/22	100	100
CK Hutchison International 17
2.250%, 09/29/20 (A)	957	953
Clorox
3.500%, 12/15/24	50	52
Coca-Cola
3.300%, 09/01/21	100	105
2.875%, 10/27/25	50	50
2.550%, 06/01/26	50	49
2.450%, 11/01/20	50	51
1.875%, 10/27/20	50	50
Coca-Cola Femsa
2.375%, 11/26/18	150	151
Colgate-Palmolive
1.750%, 03/15/19	100	100
Constellation Brands
6.000%, 05/01/22	20	23
4.250%, 05/01/23	50	53
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	16

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Costco Wholesale
1.700%, 12/15/19	$100	$100
CVS Health
5.125%, 07/20/45	200	230
3.875%, 07/20/25	120	125
2.875%, 06/01/26	50	48
2.250%, 12/05/18	150	151
2.125%, 06/01/21	50	50
CVS Pass-Through Trust
4.163%, 08/11/36 (A)	1,052	1,070
General Mills
5.650%, 02/15/19	100	105
Hershey
2.300%, 08/15/26	50	47
Ingredion
3.200%, 10/01/26	50	49
JM Smucker
2.500%, 03/15/20	100	101
Kellogg
4.000%, 12/15/20	100	106
Kimberly-Clark
2.750%, 02/15/26	100	99
Kraft Heinz Foods
5.000%, 06/04/42	150	160
3.950%, 07/15/25	150	154
3.500%, 07/15/22	200	207
2.000%, 07/02/18	735	737
Kroger
3.300%, 01/15/21	100	102
2.650%, 10/15/26	200	183
McCormick
3.150%, 08/15/24	100	101
Mead Johnson Nutrition
3.000%, 11/15/20	30	31
MHP
7.750%, 05/10/24 (A)	270	291
Molson Coors Brewing
4.200%, 07/15/46	200	200
1.450%, 07/15/19	25	25
Mondelez International
5.375%, 02/10/20	200	214
Mondelez International Holdings Netherlands
1.625%, 10/28/19 (A)	1,203	1,194
PepsiCo
3.600%, 03/01/24	100	106
3.450%, 10/06/46	200	190
2.850%, 02/24/26	100	99
2.375%, 10/06/26	200	191
Philip Morris International
4.500%, 03/26/20	100	106
3.375%, 08/11/25	100	102
1.875%, 02/25/21	200	198
Procter & Gamble
2.450%, 11/03/26	50	48
2.150%, 08/11/22	100	100
1.900%, 11/01/19	100	101

Description	Face Amount (000)	Value (000)
Reynolds American
8.125%, 06/23/19	$100	$110
4.450%, 06/12/25	150	161
2.300%, 06/12/18	3,807	3,824
Sysco
2.600%, 10/01/20	50	51
2.500%, 07/15/21	35	35
1.900%, 04/01/19	30	30
Tyson Foods
4.875%, 08/15/34	200	221
Unilever Capital
4.250%, 02/10/21	150	160
2.200%, 05/05/22	100	100
Walgreens Boots Alliance
3.450%, 06/01/26	165	165
2.700%, 11/18/19	100	101
Wal-Mart Stores
4.250%, 04/15/21	125	134
4.000%, 04/11/43	400	420
3.300%, 04/22/24	100	105
WhiteWave Foods
5.375%, 10/01/22	10	11

		27,134

Energy – 3.6%
Anadarko Petroleum
6.950%, 06/15/19	2,744	2,957
6.600%, 03/15/46	200	248
Apache
3.250%, 04/15/22	100	101
Baker Hughes a GE
7.500%, 11/15/18	150	160
Boardwalk Pipelines
4.950%, 12/15/24	50	53
BP Capital Markets
3.561%, 11/01/21	200	210
3.279%, 09/19/27	2,015	2,013
2.520%, 09/19/22	2,162	2,164
2.500%, 11/06/22	250	250
2.237%, 05/10/19	100	101
2.112%, 09/16/21	100	100
1.676%, 05/03/19	20	20
Buckeye Partners
3.950%, 12/01/26	200	197
Canadian Natural Resources
5.900%, 02/01/18	495	502
4.950%, 06/01/47	850	891
3.850%, 06/01/27	100	101
2.950%, 01/15/23	1,318	1,311
Cenovus Energy
6.750%, 11/15/39	220	253
5.700%, 10/15/19	25	27
5.250%, 06/15/37 (A)	200	198
4.450%, 09/15/42	40	35
3.000%, 08/15/22	20	20

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Chevron
2.954%, 05/16/26	$50	$50
2.566%, 05/16/23	50	50
2.355%, 12/05/22	150	150
2.193%, 11/15/19	90	91
2.100%, 05/16/21	50	50
1.961%, 03/03/20	50	50
1.561%, 05/16/19	50	50
Cimarex Energy
3.900%, 05/15/27	100	102
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	203
Concho Resources
4.375%, 01/15/25	50	53
ConocoPhillips
6.500%, 02/01/39	300	400
4.200%, 03/15/21	50	53
Devon Energy
3.250%, 05/15/22	100	101
Ecopetrol
7.375%, 09/18/43	200	229
5.875%, 09/18/23	100	111
Emera US Finance
4.750%, 06/15/46	200	215
Enable Midstream Partners
2.400%, 05/15/19	50	50
Enbridge
5.500%, 12/01/46	203	233
4.000%, 10/01/23	380	400
3.700%, 07/15/27	1,494	1,515
2.900%, 07/15/22	2,164	2,176
Enbridge Energy Partners
5.875%, 10/15/25	100	114
Encana
3.900%, 11/15/21	50	52
Energy Transfer
6.625%, 10/15/36	988	1,124
6.125%, 12/15/45	150	165
4.500%, 11/01/23	100	105
4.200%, 04/15/27	200	202
EnLink Midstream Partners
5.450%, 06/01/47	150	155
2.700%, 04/01/19	800	802
Enterprise Products Operating
3.700%, 02/15/26	250	257
3.350%, 03/15/23	100	103
2.850%, 04/15/21	30	30
EOG Resources
3.150%, 04/01/25	100	100
2.625%, 03/15/23	100	99
Equities
3.900%, 10/01/27	859	859
3.000%, 10/01/22	2,597	2,603
ExxonMobil
4.114%, 03/01/46	150	162
3.043%, 03/01/26	50	51
2.726%, 03/01/23	35	35
2.709%, 03/06/25	150	151
2.222%, 03/01/21	20	20
1.708%, 03/01/19	50	50

Description	Face Amount (000)	Value (000)
Fermaca Enterprises
6.375%, 03/30/38 (A)	$188	$207
Halliburton
5.000%, 11/15/45	100	110
3.500%, 08/01/23	100	103
Hess
4.300%, 04/01/27	200	198
Husky Energy
4.000%, 04/15/24	100	103
KazMunayGas National JSC
5.750%, 04/19/47 (A)	690	679
Kinder Morgan
5.550%, 06/01/45	300	323
3.050%, 12/01/19	50	51
Kinder Morgan Energy Partners
6.375%, 03/01/41	150	173
5.500%, 03/01/44	100	105
4.150%, 02/01/24	994	1,030
3.500%, 03/01/21	20	21
Magellan Midstream Partners
4.250%, 02/01/21	100	106
Marathon Petroleum
4.750%, 09/15/44	1,012	1,007
3.400%, 12/15/20	100	103
MPLX
5.200%, 03/01/47	200	209
4.125%, 03/01/27	65	66
4.000%, 02/15/25	25	26
National Oilwell Varco
2.600%, 12/01/22	100	97
Noble Energy
4.950%, 08/15/47	1,077	1,098
4.150%, 12/15/21	100	105
Occidental Petroleum
4.400%, 04/15/46	200	213
3.400%, 04/15/26	70	71
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A) (B)	300	194
ONEOK
4.000%, 07/13/27	30	30
ONEOK Partners
6.850%, 10/15/37	567	700
3.375%, 10/01/22	100	101
Petrobras Global Finance
7.375%, 01/17/27	420	462
6.125%, 01/17/22	20	22
4.375%, 05/20/23	1,065	1,053
Petroleos de Venezuela
9.000%, 11/17/21	660	271
8.500%, 10/27/20 (A)	245	203
6.000%, 11/15/26 (A)	385	117
5.375%, 04/12/27	365	109

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Petroleos Mexicanos
8.000%, 05/03/19	250	$273
7.190%, 09/12/24 (MXN) (A)	5,500	276
6.875%, 08/04/26	50	57
6.750%, 09/21/47	938	998
6.500%, 03/13/27 (A)	1,097	1,216
6.500%, 06/02/41	350	366
6.375%, 02/04/21	50	55
6.375%, 01/23/45	190	193
5.625%, 01/23/46	1,019	948
5.500%, 02/04/19	30	31
5.500%, 01/21/21	2,962	3,160
5.500%, 06/27/44	160	149
4.875%, 01/24/22	620	650
4.625%, 09/21/23	200	207
3.500%, 07/23/20	100	102
3.500%, 01/30/23	455	448
Phillips 66
4.650%, 11/15/34	300	318
Phillips 66 Partners
3.605%, 02/15/25	25	25
Pioneer Natural Resources
3.450%, 01/15/21	100	102
Plains All American Pipeline
4.900%, 02/15/45	168	156
4.650%, 10/15/25	150	154
4.500%, 12/15/26	1,392	1,413
Sabine Pass Liquefaction
5.625%, 02/01/21	140	151
5.625%, 03/01/25	85	94
Shell International Finance
4.550%, 08/12/43	400	434
3.250%, 05/11/25	150	154
2.875%, 05/10/26	100	99
Sinopec Group Overseas Development
3.500%, 05/03/26 (A)	580	587
Spectra Energy Partners
3.500%, 03/15/25	100	101
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	705	705
Statoil
3.950%, 05/15/43	200	201
3.700%, 03/01/24	100	105
2.450%, 01/17/23	125	125
Stoneway Capital
10.000%, 03/01/27 (A)	330	354
Suncor Energy
6.500%, 06/15/38	150	195
Sunoco Logistics Partners Operations
5.400%, 10/01/47	340	346
4.400%, 04/01/21	100	105
Total Capital Canada
2.750%, 07/15/23	100	101
Total Capital International
2.700%, 01/25/23	100	101

Description	Face Amount (000)(1)	Value (000)
TransCanada PipeLines
4.875%, 01/15/26	100	$112
4.625%, 03/01/34	300	328
Valero Energy
9.375%, 03/15/19	29	32
6.625%, 06/15/37	1,012	1,277
3.650%, 03/15/25	100	102
Williams Partners
6.300%, 04/15/40	1,139	1,364
5.250%, 03/15/20	250	269
3.600%, 03/15/22	100	103
YPF
16.500%, 05/09/22 (ARS) (A)	6,000	326

		54,117

Financials – 6.7%
Aflac
3.625%, 06/15/23	100	106
AIA Group
2.250%, 03/11/19 (A)	424	423
American Express
2.500%, 08/01/22	3,816	3,812
American Express Credit
2.700%, 03/03/22	100	101
2.375%, 05/26/20	100	101
2.250%, 05/05/21	100	100
2.200%, 03/03/20	100	101
1.875%, 05/03/19	1,848	1,850
American International Group
4.700%, 07/10/35	200	215
4.500%, 07/16/44	461	481
3.875%, 01/15/35	200	196
Ameriprise Financial
5.300%, 03/15/20	100	107
Aon
5.000%, 09/30/20	100	108
Ares Capital
3.875%, 01/15/20	60	62
Assurant
4.000%, 03/15/23	74	77
Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	250
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	548
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	460	478
4.875%, 11/01/18 (A)	550	558

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Bank of America
5.700%, 01/24/22	100	$113
5.000%, 01/21/44	250	290
4.450%, 03/03/26	130	137
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	106
4.200%, 08/26/24	165	173
4.183%, 11/25/27	250	259
4.100%, 07/24/23	100	106
4.000%, 01/22/25	3,211	3,323
3.950%, 04/21/25	200	206
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/28	1,434	1,448
3.500%, 04/19/26	50	51
3.248%, 10/21/27	862	845
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	100
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	201
2.503%, 10/21/22	100	99
2.250%, 04/21/20	250	250
2.151%, 11/09/20	100	100
Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (A)	1,370	557
Bank of Montreal
2.100%, 12/12/19	65	65
2.100%, 06/15/20	100	100
Bank of New York Mellon
3.550%, 09/23/21	100	105
3.300%, 08/23/29	100	99
3.000%, 02/24/25	100	100
2.500%, 04/15/21	100	101
2.450%, 11/27/20	50	50
2.450%, 08/17/26	50	48
Bank of Nova Scotia
2.800%, 07/21/21	100	102
2.450%, 03/22/21	50	50
2.150%, 07/14/20	200	201
1.950%, 01/15/19	50	50
1.650%, 06/14/19	50	50
Banque Federative du Credit Mutuel
2.700%, 07/20/22 (A)	2,642	2,654
Barclays
4.375%, 01/12/26	200	209
2.875%, 06/08/20	250	252
Barrick North America Finance
4.400%, 05/30/21	37	40
BB&T
2.750%, 04/01/22	200	204
2.450%, 01/15/20	100	101
Berkshire Hathaway
3.125%, 03/15/26	200	202
Berkshire Hathaway Finance
4.300%, 05/15/43	200	218
1.300%, 08/15/19	35	35

Description	Face Amount (000)	Value (000)
BGEO Group JSC
6.000%, 07/26/23 (A)	$550	$566
BlackRock
5.000%, 12/10/19	100	107
BNP Paribas
2.375%, 05/21/20	200	202
BOC Aviation
3.875%, 04/27/26 (A)	200	206
Brighthouse Financial
4.700%, 06/22/47 (A)	451	441
3.700%, 06/22/27 (A)	50	49
Canadian Imperial Bank of Commerce
2.100%, 10/05/20	3,067	3,066
1.600%, 09/06/19	50	50
Capital One
1.650%, 02/05/18	2,642	2,641
Capital One Financial
3.750%, 07/28/26	100	99
3.200%, 02/05/25	50	50
3.050%, 03/09/22	150	152
2.450%, 04/24/19	100	100
CBOE Holdings
1.950%, 06/28/19	30	30
Charles Schwab
4.450%, 07/22/20	100	107
Chubb INA Holdings
3.350%, 05/15/24	100	104
Citibank
2.100%, 06/12/20	1,265	1,267
Citigroup
8.125%, 07/15/39	250	395
4.650%, 07/30/45	186	206
4.400%, 06/10/25	1,040	1,095
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	105
4.125%, 07/25/28	644	663
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	205
3.750%, 06/16/24	100	104
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	101
3.500%, 05/15/23	100	102
3.300%, 04/27/25	100	101
2.900%, 12/08/21	100	101
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	4,668	4,674
2.750%, 04/25/22	100	101
2.650%, 10/26/20	100	101
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	101

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Citigroup Global Markets Holdings
24.750%, 03/03/21(GHS) (A)(C)	2,060	$550
19.981%, 02/01/18(EGP) (A) (D)	8,000	429
19.028%, 01/25/18(EGP) (A) (D)	11,800	634
17.913%, 03/08/18(EGP) (A) (D)	8,200	431
17.086%, 03/22/18(EGP) (A) (D)	15,800	826
Citizens Bank
2.200%, 05/26/20	250	250
Citizens Financial Group
2.375%, 07/28/21	30	30
CME Group
3.000%, 03/15/25	150	152
CNA Financial
5.875%, 08/15/20	100	109
Comerica
2.125%, 05/23/19	50	50
Cooperatieve Rabobank UA
3.375%, 05/21/25	250	257
2.250%, 01/14/20	250	251
Credit Agricole
3.250%, 10/04/24 (A)	1,427	1,429
Credit Suisse Group Funding
Guernsey
4.875%, 05/15/45	250	279
3.125%, 12/10/20	250	255
Credit Suisse New York
3.625%, 09/09/24	250	260
Deutsche Bank
3.700%, 05/30/24	85	86
2.950%, 08/20/20	100	101
Deutsche Bank NY
2.700%, 07/13/20	150	151
Discover Bank
3.100%, 06/04/20	250	256
Discover Financial Services
4.100%, 02/09/27	40	41
Fibria Overseas Finance
5.500%, 01/17/27	25	26
Fifth Third Bancorp
2.875%, 07/27/20	250	255
2.600%, 06/15/22	3,938	3,935
First Republic Bank
4.625%, 02/13/47	200	206
FMS Wertmanagement AoeR
1.375%, 06/08/21	200	196
FS Investment
4.250%, 01/15/20	30	31

Description	Face Amount (000)	Value (000)
Goldman Sachs Group
6.750%, 10/01/37	$200	$264
5.150%, 05/22/45	350	401
4.750%, 10/21/45	553	615
3.750%, 05/22/25	100	103
3.750%, 02/25/26	250	256
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	166
3.625%, 01/22/23	1,200	1,243
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	75
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	100
2.750%, 09/15/20	75	76
2.625%, 04/25/21	100	101
2.600%, 04/23/20	100	101
2.600%, 12/27/20	100	101
2.550%, 10/23/19	200	202
2.350%, 11/15/21	45	45
2.300%, 12/13/19	85	85
Hanover Insurance Group
4.500%, 04/15/26	100	105
HSBC Finance
6.676%, 01/15/21	29	33
HSBC Holdings
6.500%, 09/15/37	250	332
4.250%, 08/18/25	200	207
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	1,548	1,616
4.000%, 03/30/22	100	106
3.600%, 05/25/23	200	208
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/23	2,558	2,611
2.950%, 05/25/21	200	203
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	252
Intercontinental Exchange
4.000%, 10/15/23	150	162
Jefferies Group
6.875%, 04/15/21	100	113

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
JPMorgan Chase
5.600%, 07/15/41	250	$310
4.350%, 08/15/21	250	268
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	812	852
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	1,305	1,316
3.625%, 05/13/24	100	104
3.625%, 12/01/27	444	445
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	202
3.300%, 04/01/26	100	100
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	163
3.200%, 06/15/26	100	99
3.125%, 01/23/25	150	151
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	75
2.750%, 06/23/20	300	306
2.700%, 05/18/23	100	100
2.550%, 10/29/20	180	182
2.400%, 06/07/21	50	50
JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A)	3,000,000	245
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20 (A)	930	1,006
KeyBank
2.400%, 06/09/22	250	249
KeyCorp
5.100%, 03/24/21	150	163
KFW
2.500%, 11/20/24	650	656
1.875%, 06/30/20	200	201
1.875%, 11/30/20	200	200
1.250%, 09/30/19	150	149
1.000%, 07/15/19	100	99
Landwirtschaftliche Rentenbank
1.750%, 04/15/19	100	100
Lazard Group
3.750%, 02/13/25	50	51
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	790	869
Lincoln National
3.625%, 12/12/26	100	102
Lloyds Banking Group
4.582%, 12/10/25	200	210
Loews
2.625%, 05/15/23	100	100
Marsh & McLennan
2.750%, 01/30/22	30	30
2.350%, 09/10/19	75	76

Description	Face Amount (000)(1)	Value (000)
MetLife
6.400%, 12/15/36	$300	$346
3.600%, 04/10/24	100	104
3.600%, 11/13/25	50	52
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	208
3.287%, 07/25/27	50	50
2.665%, 07/25/22	50	50
Mizuho Financial Group
2.601%, 09/11/22	200	198
Moody’s
2.750%, 07/15/19	100	101
Morgan Stanley
6.375%, 07/24/42	200	269
4.875%, 11/01/22	100	108
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	1,499	1,507
3.875%, 01/27/26	200	208
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	151
3.125%, 07/27/26	1,836	1,801
2.800%, 06/16/20	100	102
2.650%, 01/27/20	100	101
2.375%, 07/23/19	550	553
MUFG Americas Holdings
3.000%, 02/10/25	200	197
Nasdaq
3.850%, 06/30/26	150	154
National Australia Bank
2.625%, 01/14/21	250	251
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	164
2.700%, 02/15/23	100	100
New York Life Global Funding
1.950%, 09/28/20 (A)	2,487	2,483
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	63
Oesterreichische Kontrollbank
1.875%, 01/20/21	150	150
ORIX
2.900%, 07/18/22	30	30
PNC Bank
2.450%, 07/28/22	250	250
2.400%, 10/18/19	250	252
1.450%, 07/29/19	250	249
Pricoa Global Funding I
1.900%, 09/21/18 (A)	736	737
Principal Financial Group
3.400%, 05/15/25	100	102
Private Export Funding
2.250%, 03/15/20	200	203
Progressive
4.125%, 04/15/47	100	105
Prudential Financial
4.600%, 05/15/44	200	220

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Regions Financial
3.200%, 02/08/21	50	$51
2.750%, 08/14/22	50	50
Royal Bank of Canada
2.150%, 03/15/19	200	201
2.125%, 03/02/20	2,157	2,166
2.000%, 12/10/18	50	50
1.875%, 02/05/20	250	250
1.625%, 04/15/19	150	150
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	200	201
S&P Global
4.000%, 06/15/25	100	105
Santander Holdings USA
4.400%, 07/13/27 (A)	25	26
2.700%, 05/24/19	50	50
2.650%, 04/17/20	100	100
Santander UK
2.375%, 03/16/20	100	101
Santander UK Group Holdings
3.125%, 01/08/21	100	102
Standard Chartered Bank
11.000%, 08/05/24(LKR) (A)	69,000	468
11.000%, 08/05/25(LKR) (A)	79,000	535
10.750%, 03/03/21(LKR) (A)	132,000	882
8.250%, 05/19/36(IDR) (A)	13,160,000	1,074
7.610%, 05/13/30(INR) (A)(C)	24,000	383
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	52
3.446%, 01/11/27	50	51
3.364%, 07/12/27	100	101
2.934%, 03/09/21	250	254
2.846%, 01/11/22	50	50
2.784%, 07/12/22	50	50
SunTrust Banks
2.900%, 03/03/21	50	51
2.700%, 01/27/22	150	151
2.500%, 05/01/19	50	50
Svensk Exportkredit
1.125%, 08/28/19	200	198
Svenska Handelsbanken
1.950%, 09/08/20	250	249
Synchrony Financial
4.500%, 07/23/25	100	104
3.000%, 08/15/19	100	102
TC Ziraat Bankasi
5.125%, 05/03/22 (A)	650	660
TD Ameritrade Holding
3.300%, 04/01/27	30	30

Description	Face Amount (000)	Value (000)
Toronto-Dominion Bank
2.125%, 07/02/19	$100	$101
2.125%, 04/07/21	50	50
1.950%, 04/02/20 (A)	473	472
1.800%, 07/13/21	100	98
Travelers
4.000%, 05/30/47	140	145
3.900%, 11/01/20	100	105
Turkiye Garanti Bankasi
6.125%, VAR USD Swap
Semi 30/360 5 Year
Curr+4.220%, 05/24/27 (A)	510	511
Turkiye Is Bankasi
7.000%, VAR USD Swap
Semi 30/360 5 Year
Curr+5.117%, 06/29/28 (A)	750	757
UBS
2.350%, 03/26/20	250	252
Unum Group
4.000%, 03/15/24	50	52
US Bancorp
2.375%, 07/22/26	250	238
1.950%, 11/15/18	100	100
Voya Financial
3.125%, 07/15/24	50	49
Wells Fargo
4.900%, 11/17/45	714	796
4.750%, 12/07/46	454	498
4.650%, 11/04/44	350	375
4.125%, 08/15/23	200	212
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	75	76
3.550%, 09/29/25	100	103
3.000%, 01/22/21	100	102
3.000%, 02/19/25	100	99
3.000%, 04/22/26	100	98
3.000%, 10/23/26	250	245
2.625%, 07/22/22	1,440	1,442
2.550%, 12/07/20	85	86
Wells Fargo Bank
2.150%, 12/06/19	250	251
Westpac Banking
2.700%, 08/19/26	100	97
2.600%, 11/23/20	150	152
2.250%, 01/17/19	100	101
2.000%, 08/19/21	50	49
1.600%, 08/19/19	100	99
Willis North America
3.600%, 05/15/24	50	51
XLIT
5.750%, 10/01/21	74	83

		99,816

Health Care – 2.5%
Abbott Laboratories
4.900%, 11/30/46	958	1,070
3.400%, 11/30/23	50	51
2.900%, 11/30/21	2,453	2,498
2.800%, 09/15/20	150	152
2.350%, 11/22/19	70	71

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
AbbVie
4.700%, 05/14/45	$200	$218
4.500%, 05/14/35	200	215
3.200%, 11/06/22	100	103
2.900%, 11/06/22	3,406	3,454
2.850%, 05/14/23	50	50
2.300%, 05/14/21	50	50
Aetna
2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	151
Agilent Technologies
3.050%, 09/22/26	65	63
Allergan Funding SCS
4.550%, 03/15/35	300	320
3.800%, 03/15/25	190	197
3.450%, 03/15/22	4,271	4,429
AmerisourceBergen
3.400%, 05/15/24	100	103
Amgen
4.563%, 06/15/48	300	325
2.650%, 05/11/22	3,619	3,649
2.200%, 05/11/20	1,757	1,762
2.125%, 05/01/20	200	200
1.850%, 08/19/21	200	197
Anthem
3.300%, 01/15/23	200	206
AstraZeneca
2.375%, 11/16/20	150	151
2.375%, 06/12/22	100	99
1.950%, 09/18/19	100	100
Baxalta
3.600%, 06/23/22	100	104
Baxter International
2.600%, 08/15/26	100	95
Becton Dickinson
4.685%, 12/15/44	200	211
4.669%, 06/06/47	131	137
3.700%, 06/06/27	50	51
3.363%, 06/06/24	1,139	1,150
2.404%, 06/05/20	20	20
Biogen
3.625%, 09/15/22	100	105
Boston Scientific
3.375%, 05/15/22	100	102
2.850%, 05/15/20	100	102
Bristol-Myers Squibb
2.000%, 08/01/22	100	99
Cardinal Health
3.200%, 03/15/23	100	102
3.079%, 06/15/24	150	151
Celgene
5.000%, 08/15/45	250	283
3.875%, 08/15/25	100	105
Cigna
4.000%, 02/15/22	100	105
3.875%, 10/15/47	100	100
CR Bard
3.000%, 05/15/26	50	50
Danaher
3.350%, 09/15/25	30	31

Description	Face Amount (000)	Value (000)
Eli Lilly
3.100%, 05/15/27	$49	$49
Express Scripts Holding
4.800%, 07/15/46	200	211
4.750%, 11/15/21	100	109
Gilead Sciences
4.750%, 03/01/46	496	555
4.600%, 09/01/35	400	441
4.000%, 09/01/36	206	212
2.950%, 03/01/27	1,769	1,754
2.550%, 09/01/20	150	153
2.500%, 09/01/23	35	35
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	15
GlaxoSmithKline Capital
2.850%, 05/08/22	100	102
2.800%, 03/18/23	125	127
Humana
4.950%, 10/01/44	200	226
Johnson & Johnson
3.625%, 03/03/37	150	156
2.450%, 12/05/21	100	101
2.450%, 03/01/26	200	197
Kaiser Foundation Hospitals
3.150%, 05/01/27	25	25
Laboratory Corp of America
Holdings
3.250%, 09/01/24	100	100
2.625%, 02/01/20	100	101
McKesson
2.284%, 03/15/19	100	101
Medtronic
4.625%, 03/15/45	200	228
4.375%, 03/15/35	200	220
2.750%, 04/01/23	100	101
2.500%, 03/15/20	150	152
Merck
2.750%, 02/10/25	200	201
1.850%, 02/10/20	150	150
Millennium Health
0.000%, 04/16/21 (C)(E)	7	1
Mylan
5.250%, 06/15/46	200	217
3.750%, 12/15/20	100	104
New York and Presbyterian
Hospital
4.763%, 08/01/16	669	690
Northwell Healthcare
4.260%, 11/01/47	779	785
Novartis Capital
3.400%, 05/06/24	100	105
3.000%, 11/20/25	50	51
2.400%, 05/17/22	50	50
1.800%, 02/14/20	25	25
Novartis Securities Investment
5.125%, 02/10/19	100	105

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Pfizer
5.200%, 08/12/20	$100	$110
4.000%, 12/15/36	250	268
3.000%, 06/15/23	100	103
Quest Diagnostics
2.500%, 03/30/20	150	151
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	59
2.875%, 09/23/23	50	50
1.900%, 09/23/19	100	100
Stryker
3.500%, 03/15/26	25	26
3.375%, 11/01/25	50	51
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/46	200	168
3.150%, 10/01/26	216	199
2.800%, 07/21/23	65	62
1.700%, 07/19/19	20	20
1.400%, 07/20/18	3,006	2,995
Thermo Fisher Scientific
3.600%, 08/15/21	100	104
3.200%, 08/15/27	100	99
2.950%, 09/19/26	30	30
UnitedHealth Group
4.625%, 07/15/35	200	229
4.250%, 04/15/47	100	107
3.750%, 07/15/25	50	53
2.875%, 03/15/22	100	102
2.300%, 12/15/19	50	51
Zimmer Biomet Holdings
3.550%, 04/01/25	150	151
Zoetis
3.250%, 02/01/23	50	52
3.000%, 09/12/27	50	49

		36,406

Industrials – 1.9%
3M
3.625%, 10/15/47	487	485
1.625%, 06/15/19	100	100
AerCap Ireland Capital
4.625%, 10/30/20	225	239
4.500%, 05/15/21	3,512	3,716
3.750%, 05/15/19	175	179
Air Lease
3.375%, 01/15/19	150	152
2.125%, 01/15/20	50	50
Allegion US Holding
3.550%, 10/01/27	50	50
American Airlines Pass- Through Trust, Ser 2013-2 Cl A
4.950%, 01/15/23	146	156
Boeing
2.350%, 10/30/21	150	152
2.125%, 03/01/22	50	50

Description	Face Amount (000)	Value (000)
Burlington Northern Santa Fe
4.900%, 04/01/44	$200	$233
3.750%, 04/01/24	200	213
3.050%, 03/15/22	100	103
Canadian National Railway
5.550%, 03/01/19	100	105
Canadian Pacific Railway
2.900%, 02/01/25	100	99
Caterpillar
3.900%, 05/27/21	50	53
3.400%, 05/15/24	100	105
Caterpillar Financial Services
1.850%, 09/04/20	2,073	2,063
1.350%, 05/18/19	200	199
Cintas No. 2
3.700%, 04/01/27	200	209
CSX
6.150%, 05/01/37	101	129
3.800%, 11/01/46	200	193
3.250%, 06/01/27	50	50
DP World
6.850%, 07/02/37 (A)	386	476
Eaton
3.103%, 09/15/27	100	99
Embraer Netherlands Finance
5.400%, 02/01/27	65	70
Emerson Electric
2.625%, 02/15/23	100	100
FedEx
4.750%, 11/15/45	100	109
3.200%, 02/01/25	200	203
Fortive
3.150%, 06/15/26	150	149
GE Capital International Funding Unlimited
4.418%, 11/15/35	976	1,061
2.342%, 11/15/20	250	253
General Dynamics
2.250%, 11/15/22	100	100
General Electric
6.875%, 01/10/39	500	732
3.450%, 05/15/24	100	105
Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	212
Georgian Railway
7.750%, 07/11/22 (A)	1,100	1,221
Honeywell International
4.250%, 03/01/21	125	134
2.500%, 11/01/26	150	144
Illinois Tool Works
1.950%, 03/01/19	100	100
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	108

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
John Deere Capital
3.350%, 06/12/24	100	$103
2.800%, 03/04/21	100	102
2.800%, 03/06/23	50	51
2.800%, 09/08/27	50	49
2.650%, 06/24/24	100	100
Johnson Controls International
4.500%, 02/15/47	150	159
3.625%, 07/02/24 (F)	43	45
L3 Technologies
5.200%, 10/15/19	125	133
Latam Airlines Pass-Through Trust, Ser 2015-1 Cl A
4.200%, 11/15/27	547	556
Lima Metro Line 2 Finance
5.875%, 07/05/34	200	220
Lockheed Martin
4.700%, 05/15/46	150	168
2.900%, 03/01/25	100	99
2.500%, 11/23/20	4,347	4,414
Masco
4.500%, 05/15/47	100	100
4.375%, 04/01/26	40	43
3.500%, 04/01/21	50	51
Mexico City Airport Trust
5.500%, 07/31/47 (A)	460	466
Norfolk Southern
3.250%, 12/01/21	100	103
3.150%, 06/01/27	25	25
2.900%, 06/15/26	35	35
Northrop Grumman
3.500%, 03/15/21	100	104
3.250%, 08/01/23	50	52
Owens Corning
4.200%, 12/01/24	100	105
PACCAR Financial
1.950%, 02/27/20	60	60
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	154
Pitney Bowes
3.875%, 05/15/22	50	49
Red de Carreteras de Occidente
9.000%, 06/10/28 (MXN)(A)	6,100	322
Republic Services
2.900%, 07/01/26	150	147
Rockwell Collins
3.200%, 03/15/24	150	153
Roper Technologies
2.050%, 10/01/18	100	100
Ryder System
2.800%, 03/01/22	30	30
2.550%, 06/01/19	95	96
Southwest Airlines
2.750%, 11/06/19	50	51
Stanley Black & Decker
2.900%, 11/01/22	100	101

Description	Face Amount (000)	Value (000)
Textron
3.650%, 03/15/27	$100	$101
TTX
2.250%, 02/01/19 (A)	922	924
Union Pacific
3.799%, 10/01/51	200	196
3.646%, 02/15/24	100	106
3.600%, 09/15/37	2,275	2,302
United Airlines Pass Through Trust, Ser 2014-2 Cl A
3.750%, 09/03/26	89	92
United Parcel Service
5.125%, 04/01/19	100	105
3.125%, 01/15/21	45	47
United Technologies
3.125%, 05/04/27	1,103	1,099
3.100%, 06/01/22	100	103
2.650%, 11/01/26	130	125
2.300%, 05/04/22	100	99
1.950%, 11/01/21	50	49
1.500%, 11/01/19	50	50
Verisk Analytics
4.000%, 06/15/25	50	52
Waste Management
3.500%, 05/15/24	100	104

		28,579

Information Technology – 1.4%
Activision Blizzard
3.400%, 09/15/26	50	51
Alphabet
3.375%, 02/25/24	100	105
Apple
4.650%, 02/23/46	1,035	1,173
4.500%, 02/23/36	350	394
3.850%, 08/04/46	1,169	1,182
3.750%, 09/12/47	498	491
3.450%, 05/06/24	100	105
3.000%, 06/20/27	25	25
2.850%, 05/06/21	200	205
2.500%, 02/09/22	50	51
2.250%, 02/23/21	50	50
2.150%, 02/09/22	250	250
1.700%, 02/22/19	20	20
1.550%, 08/04/21	50	49
Applied Materials
3.300%, 04/01/27	25	25
2.625%, 10/01/20	50	51
Arrow Electronics
3.500%, 04/01/22	100	102
Automatic Data Processing
2.250%, 09/15/20	50	51
Broadcom
3.875%, 01/15/27 (A)	100	103
3.625%, 01/15/24 (A)	100	103
3.000%, 01/15/22 (A)	100	102
2.375%, 01/15/20 (A)	100	100

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Cisco Systems
5.500%, 01/15/40	$871	$1,089
4.950%, 02/15/19	100	104
4.450%, 01/15/20	200	212
3.625%, 03/04/24	100	106
3.500%, 06/15/25	50	53
2.950%, 02/28/26	50	50
2.500%, 09/20/26	100	97
1.850%, 09/20/21	100	99
Dell International
8.100%, 07/15/36 (A)	216	270
6.020%, 06/15/26 (A)	260	289
5.450%, 06/15/23 (A)	85	93
4.420%, 06/15/21 (A)	100	105
eBay
2.750%, 01/30/23	250	249
Fidelity National Information Services
5.000%, 10/15/25	28	31
3.625%, 10/15/20	200	208
Fiserv
2.700%, 06/01/20	100	101
Harris
5.054%, 04/27/45	100	115
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25	100	106
2.850%, 10/05/18	100	101
HP
4.650%, 12/09/21	100	108
IBM Credit
1.800%, 01/20/21	2,171	2,157
Intel
4.100%, 05/19/46	250	262
3.700%, 07/29/25	25	26
3.150%, 05/11/27	100	102
2.450%, 07/29/20	60	61
International Business Machines
4.000%, 06/20/42	150	151
3.450%, 02/19/26	50	52
3.375%, 08/01/23	200	208
2.250%, 02/19/21	50	50
Juniper Networks
4.500%, 03/15/24	50	53
Keysight Technologies
3.300%, 10/30/19	100	101
Lam Research
2.800%, 06/15/21	50	51
Mastercard
2.950%, 11/21/26	50	50

Description	Face Amount (000)	Value (000)
Microsoft
4.250%, 02/06/47	$500	$553
4.100%, 02/06/37	200	217
3.450%, 08/08/36	300	302
3.300%, 02/06/27	60	62
3.125%, 11/03/25	100	103
2.875%, 02/06/24	35	36
2.400%, 08/08/26	100	97
1.850%, 02/06/20	100	100
1.625%, 12/06/18	150	150
Motorola Solutions
3.500%, 09/01/21	100	103
NetApp
3.375%, 06/15/21	50	51
Oracle
4.300%, 07/08/34	500	546
2.950%, 05/15/25	100	101
2.500%, 05/15/22	150	152
2.400%, 09/15/23	50	50
2.375%, 01/15/19	150	152
1.900%, 09/15/21	90	89
QUALCOMM
4.300%, 05/20/47	909	929
3.250%, 05/20/27	50	50
3.000%, 05/20/22	100	103
2.600%, 01/30/23	200	201
Seagate HDD Cayman
4.750%, 01/01/25	100	97
Texas Instruments
2.750%, 03/12/21	75	77
Total System Services
4.800%, 04/01/26	100	109
Tyco Electronics Group
3.125%, 08/15/27	25	25
Visa
4.300%, 12/14/45	150	166
3.150%, 12/14/25	200	205
2.800%, 12/14/22	100	102
VMware
2.950%, 08/21/22	3,321	3,341
Xerox
3.625%, 03/15/23	100	99
Xilinx
2.125%, 03/15/19	50	50

		20,151

Materials – 1.2%
Agrium
6.125%, 01/15/41	150	185
Airgas
3.650%, 07/15/24	100	104
Anglo American Capital
4.125%, 04/15/21(A)	2,900	3,011
3.625%, 09/11/24(A)	935	933
Barrick
5.250%, 04/01/42	150	172
BHP Billiton Finance USA
5.000%, 09/30/43	100	118
Braskem Finance
6.450%, 02/03/24	660	744

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Celanese US Holdings
5.875%, 06/15/21	$20	$22
4.625%, 11/15/22	20	22
Dow Chemical
8.550%, 05/15/19	1,600	1,767
Ecolab
3.250%, 01/14/23	100	103
EI du Pont de Nemours
4.625%, 01/15/20	100	106
4.150%, 02/15/43	150	152
2.200%, 05/01/20	17	17
Goldcorp
3.700%, 03/15/23	50	52
International Paper
5.150%, 05/15/46	150	168
LyondellBasell Industries
5.000%, 04/15/19	200	207
Mexichem
5.875%, 09/17/44 (A)	690	716
5.500%, 01/15/48 (A)	625	616
Monsanto
4.700%, 07/15/64	200	202
Nacional del Cobre de Chile
3.625%, 08/01/27 (A)	350	349
Newmont Mining
3.500%, 03/15/22	100	103
Packaging Corp of America
3.650%, 09/15/24	100	102
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	102
PPG Industries
2.300%, 11/15/19	100	100
Rio Tinto Finance USA
3.750%, 06/15/25	200	211
Sherwin-Williams
4.500%, 06/01/47	698	733
3.450%, 08/01/25	100	101
2.750%, 06/01/22	1,827	1,839
Southern Copper
5.875%, 04/23/45	150	171
3.875%, 04/23/25	30	31
Vale
5.625%, 09/11/42	100	102
Vale Overseas
6.875%, 11/21/36	807	924
5.875%, 06/10/21	262	288
4.375%, 01/11/22	585	610
VM Holding
5.375%, 05/04/27(A)	590	619
Vulcan Materials
7.500%, 06/15/21	50	58
4.500%, 06/15/47	1,070	1,086
Westlake Chemical
5.000%, 08/15/46	1,047	1,139
3.600%, 08/15/26	100	100
WestRock RKT
4.450%, 03/01/19	100	103

		18,288

Description	Face Amount (000)	Value (000)
Real Estate – 0.5%
Alexandria Real Estate Equities
2.750%, 01/15/20	$50	$51
American Tower
4.000%, 06/01/25	200	207
2.250%, 01/15/22	50	49
AvalonBay Communities
3.500%, 11/15/24	100	103
Boston Properties
3.850%, 02/01/23	100	105
3.700%, 11/15/18	100	102
3.650%, 02/01/26	150	153
Brixmor Operating Partnership
3.875%, 08/15/22	30	31
3.250%, 09/15/23	100	99
CBL & Associates
5.250%, 12/01/23	150	152
Crown Castle International
5.250%, 01/15/23	100	111
3.700%, 06/15/26	35	35
3.200%, 09/01/24	1,120	1,115
2.250%, 09/01/21	55	54
DDR
3.500%, 01/15/21	100	101
Digital Realty Trust
3.625%, 10/01/22	100	104
2.750%, 02/01/23	2,073	2,064
Duke Realty
3.750%, 12/01/24	100	103
EPR Properties
4.750%, 12/15/26	50	52
ERP Operating
4.625%, 12/15/21	120	130
Essex Portfolio
3.375%, 04/15/26	100	99
HCP
5.375%, 02/01/21	200	217
Healthcare Trust of America Holdings
3.750%, 07/01/27	100	100
Hospitality Properties Trust
5.250%, 02/15/26	100	107
5.000%, 08/15/22	100	108
Host Hotels & Resorts
3.750%, 10/15/23	100	102
Kimco Realty
3.300%, 02/01/25	80	80
3.200%, 05/01/21	50	51
Liberty Property
4.125%, 06/15/22	100	105
Mid-America Apartments
3.600%, 06/01/27	25	25
National Retail Properties
4.000%, 11/15/25	35	36
3.600%, 12/15/26	100	99
Omega Healthcare Investors
4.375%, 08/01/23	50	52

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Realty Income
3.250%, 10/15/22	$100	$102
Regency Centers
3.600%, 02/01/27	30	30
Select Income
4.250%, 05/15/24	50	50
Senior Housing Properties Trust
3.250%, 05/01/19	150	152
Simon Property Group
3.375%, 10/01/24	125	128
3.300%, 01/15/26	100	100
2.200%, 02/01/19	150	151
UDR
4.000%, 10/01/25	50	52
Ventas Realty
4.250%, 03/01/22	100	106
3.750%, 05/01/24	50	51
2.700%, 04/01/20	100	101
VEREIT Operating Partnership
4.875%, 06/01/26	20	21
4.600%, 02/06/24	15	16
4.125%, 06/01/21	10	11
3.000%, 02/06/19	25	25
Vornado Realty
2.500%, 06/30/19	100	101
Welltower
5.250%, 01/15/22	100	110
Weyerhaeuser
4.625%, 09/15/23	100	109
WP Carey
4.600%, 04/01/24	50	52

		7,570

Telecommunication Services – 1.2%
America Movil
6.125%, 03/30/40	250	305
AT&T
5.250%, 03/01/37	2,332	2,454
5.150%, 03/15/42	191	193
4.900%, 08/14/37	1,142	1,154
4.350%, 06/15/45	600	551
4.125%, 02/17/26	200	205
3.900%, 08/14/27	793	794
3.800%, 03/01/24	200	206
3.600%, 02/17/23	200	206
3.400%, 05/15/25	2,088	2,059
2.625%, 12/01/22	125	124
2.450%, 06/30/20	250	252
Cox Communications
4.600%, 08/15/47 (A)	747	741
Deutsche Telekom International Finance
2.225%, 01/17/20 (A)	1,009	1,010
Digicel
6.000%, 04/15/21 (A)	280	273
Liquid Telecommunications Financing
8.500%, 07/13/22 (A)	710	748

Description	Face Amount (000)	Value (000)
Orange
5.375%, 07/08/19	$200	$211
4.125%, 09/14/21	100	107
RELX Capital
3.125%, 10/15/22	100	101
Rogers Communications
2.900%, 11/15/26	50	48
Telefonica Emisiones SAU
5.462%, 02/16/21	110	121
5.213%, 03/08/47	150	165
Thomson Reuters
3.350%, 05/15/26	100	100
Verizon Communications
5.250%, 03/16/37	441	484
5.150%, 09/15/23	1,004	1,125
4.862%, 08/21/46	750	760
4.812%, 03/15/39	100	103
4.400%, 11/01/34	400	400
4.272%, 01/15/36	1,428	1,403
3.125%, 03/16/22	150	154
2.946%, 03/15/22	102	104
2.625%, 08/15/26	135	127
Vodafone Group
4.375%, 02/19/43	300	301
2.500%, 09/26/22	100	100

		17,189

Utilities – 2.3%
Abengoa Transmision
6.875%, 04/30/43 (A)	249	276
AEP Transmission
3.100%, 12/01/26	150	150
American Water Capital
3.400%, 03/01/25	100	103
Appalachian Power
4.450%, 06/01/45	1,099	1,192
Arizona Public Service
4.500%, 04/01/42	200	220
3.150%, 05/15/25	50	50
Atmos Energy
3.000%, 06/15/27	65	65
Berkshire Hathaway Energy
3.750%, 11/15/23	100	105
Celeo Redes Operacion Chile
5.200%, 06/22/47 (A)	580	587
CenterPoint Energy
2.500%, 09/01/22	50	50
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	100
Cleco Corporate Holdings
3.743%, 05/01/26	100	101
CMS Energy
6.250%, 02/01/20	100	109
3.000%, 05/15/26	40	39
Comision Federal de Electricidad
4.750%, 02/23/27 (A)	400	421

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Consolidated Edison of New York
4.450%, 03/15/44	$150	$166
3.875%, 06/15/47	100	103
Delmarva Power & Light
4.150%, 05/15/45	610	640
Dominion Energy
4.050%, 09/15/42	150	148
2.962%, 07/01/19	1,600	1,623
2.750%, 01/15/22	100	101
2.579%, 07/01/20	45	45
Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,311
DTE Electric
3.750%, 08/15/47	100	101
DTE Energy
2.400%, 12/01/19	100	101
Duke Energy
3.750%, 09/01/46	350	337
Duke Energy Carolinas
5.300%, 02/15/40	300	368
2.950%, 12/01/26	50	50
Edison International
2.400%, 09/15/22	80	79
Enel Generacion Chile
4.250%, 04/15/24	50	52
Energuate Trust
5.875%, 05/03/27 (A)	200	207
Entergy
4.000%, 07/15/22	50	53
Entergy Arkansas
3.500%, 04/01/26	100	103
Exelon
5.625%, 06/15/35	160	192
3.400%, 04/15/26	100	101
Exelon Generation
5.600%, 06/15/42	600	612
FirstEnergy
3.900%, 07/15/27	30	30
FirstEnergy Transmission
5.450%, 07/15/44 (A)	772	897
Fortis
3.055%, 10/04/26	3,019	2,914
2.100%, 10/04/21	150	147
Georgia Power
4.300%, 03/15/42	300	313
2.000%, 09/08/20	115	115
ITC Holdings
5.300%, 07/01/43	351	412
3.650%, 06/15/24	25	26
Jersey Central Power & Light
7.350%, 02/01/19	824	878
4.700%, 04/01/24 (A)	1,781	1,934
Kansas City Power & Light
3.650%, 08/15/25	100	103
Listrindo Capital
4.950%, 09/14/26 (A)	450	457

Description	Face Amount (000)	Value (000)
Metropolitan Edison
7.700%, 01/15/19	$100	$107
MidAmerican Energy
3.950%, 08/01/47	250	260
2.400%, 03/15/19	138	139
Minejesa Capital
5.625%, 08/10/37 (A)	670	702
National Fuel Gas
3.950%, 09/15/27	50	49
NextEra Energy Capital Holdings
3.550%, 05/01/27	100	103
2.700%, 09/15/19	1,439	1,456
NiSource Finance
5.250%, 02/15/43	537	625
4.375%, 05/15/47	100	105
Northern States Power
2.600%, 05/15/23	100	101
2.200%, 08/15/20	50	50
NSTAR Electric
2.375%, 10/15/22	100	100
Oncor Electric Delivery
7.000%, 09/01/22	100	120
ONE Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
6.050%, 03/01/34	400	521
2.950%, 03/01/26	50	50
PPL Capital Funding
4.000%, 09/15/47	100	99
3.500%, 12/01/22	150	156
Progress Energy
7.750%, 03/01/31	1,586	2,244
7.050%, 03/15/19	1,225	1,313
PSEG Power
3.000%, 06/15/21	50	51
Puget Energy
6.500%, 12/15/20	100	112
Sempra Energy
9.800%, 02/15/19	1,135	1,251
3.750%, 11/15/25	100	103
3.550%, 06/15/24	100	102
Southern
2.350%, 07/01/21	1,789	1,779
1.850%, 07/01/19	100	100
Southern California Edison
3.500%, 10/01/23	150	158
Southern Gas Capital
3.250%, 06/15/26	30	29
Southwestern Electric Power
2.750%, 10/01/26	50	48
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	315	319
State Grid Overseas Investment 2016
2.750%, 05/04/22 (A)	1,178	1,180
Union Electric
3.500%, 04/15/24	150	156

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Virginia Electric & Power
4.000%, 11/15/46	$789	$811
3.500%, 03/15/27	100	104
3.100%, 05/15/25	100	101
2.750%, 03/15/23	100	101
WEC Energy Group
1.650%, 06/15/18	1,109	1,109
Xcel Energy
3.350%, 12/01/26	100	101

		34,376

Total Corporate Obligations (Cost $380,590) (000)		385,384

Mortgage-Backed Securities — 24.5%
Agency Mortgage-Backed Obligations – 23.0%
FHLMC
6.250%, 07/15/32	1,176	1,653
5.000%, 02/01/39	876	956
4.500%, 08/01/43 - 12/01/40	2,662	2,870
4.000%, 10/14/40 - 07/01/24	13,703	14,428
3.500%, 10/15/41 - 04/01/47	19,500	20,126
3.000%, 10/15/42 - 11/01/42	23,583	23,746
2.500%, 02/01/32 - 01/01/32	2,583	2,604
1.330%, 12/30/20	400	391
FHLMC, Ser 2010-3629, Cl CZ
5.000%, 01/15/40	262	286
FHLMC, Ser 2011-3954, Cl HU
4.000%, 05/15/29	86	88
FHLMC, Ser 2017-4681, Cl DA
3.000%, 04/15/45	1,934	1,964
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 (C)	1,000	1,048
FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	398
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/24	1,618	1,663
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl A2
2.905%, 04/25/24	1,545	1,579
FNMA
5.500%, 09/01/40 - 08/01/37	2,291	2,559
5.000%, 11/01/44 - 02/01/38	3,241	3,557
4.500%, 10/14/34 - 03/01/41	19,766	21,241
4.000%, 10/14/39 - 02/01/32	45,733	48,292
3.500%, 10/01/40 - 10/01/46	54,152	56,042
3.000%, 10/15/42 - 10/01/46	40,903	41,284
2.500%, 10/15/27 - 01/01/32	10,641	10,716
FNMA, Ser 2005-35, Cl DZ
5.000%, 04/25/35	223	243
FNMA, Ser 2015-M11, Cl A2
2.928%, 04/25/25 (C)	850	858

Description	Face Amount (000)	Value (000)
FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	$1,582	$1,669
FNMA, Ser 2017-71, Cl AB
3.000%, 08/25/44	2,199	2,242
GNMA
5.000%, 11/20/46 - 09/20/46	1,297	1,401
4.500%, 10/15/39 - 08/20/47	5,272	5,625
4.000%, 10/01/39 - 05/20/47	16,650	17,560
3.500%, 10/15/41 - 07/20/47	30,480	31,712
3.000%, 10/01/42 - 08/20/47	22,422	22,746

		341,547

Non-Agency Mortgage-Backed Obligations – 1.5%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	810	813
BAMLL Commercial Mortgage Securities Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/30 (A)	1,171	1,194
Citigroup Commercial Mortgage Trust, Ser 2013- GC17, Cl A4
4.131%, 11/10/46	388	417
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	524
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.373%, 07/10/45 (C)	690	749
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 08/10/50	1,064	1,136
COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/46	268	275
COMM Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 06/10/46 (C)	90	94
COMM Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	718	728
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48	1,000	1,021
Commercial Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35 (A)	13	13
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
3.427%, 03/25/34 (C)	60	61
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4
3.210%, 11/15/49	500	504
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	644	661

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
CSFB Mortgage-Backed Pass- Through Certificates, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	$87	$90
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/50	103	106
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (A)	1,578	1,600
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/46	23	25
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	242	247
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4
3.764%, 07/10/48	500	526
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/50	833	850
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	40	40
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.114%, 05/19/34 (C)	48	49
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl A5
3.576%, 03/15/49	345	358
JPMCC Commercial Mortgage Securities Trust, Ser 2017- JP5, Cl A2
3.240%, 03/15/50	400	412
JPMCC Commercial Mortgage Securities Trust, Ser 2017- JP5, Cl A5
3.723%, 03/15/50	395	415
JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1
2.996%, 11/25/33 (C)	164	157
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.642%, 02/25/35 (C)	223	221
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
3.469%, 04/25/35 (C)	65	65
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
3.337%, 06/25/35 (C)	102	103
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
3.120%, 05/25/36 (C)	291	290
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/46 (C)	315	339

Description	Face Amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 (C)	$452	$486
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	491	517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 02/15/47	189	201
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	762	773
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	1,104	1,140
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
3.307%, 06/25/34 (C)	285	282
Wells Fargo Commercial Mortgage Trust, Ser 2015- C28, Cl A4
3.540%, 05/15/48	1,000	1,035
Wells Fargo Commercial Mortgage Trust, Ser 2015- NXS3, Cl A4
3.617%, 09/15/57	96	100
Wells Fargo Commercial Mortgage Trust, Ser 2015- SG1, Cl A4
3.789%, 09/15/48	493	518
Wells Fargo Commercial Mortgage Trust, Ser 2016- LC25, Cl A4
3.640%, 12/15/59	546	568
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.601%, 10/25/33 (C)	657	661
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR10, Cl 2A4
3.296%, 05/01/35 (C)	149	153
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	500	503
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	584	597
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
3.337%, 06/15/46	$60	$62

		22,196

Total Mortgage-Backed Securities (Cost $363,404) (000)		363,743

U.S. Treasury Obligations — 24.5%
U.S. Treasury Bonds
5.375%, 02/15/31	1,000	1,340
5.000%, 05/15/37	2,240	3,062
4.750%, 02/15/37	10,315	13,702
4.625%, 02/15/40	500	658
4.375%, 02/15/38	1,200	1,525
3.750%, 11/15/43	6,500	7,619
3.500%, 02/15/39	3,400	3,839
3.375%, 05/15/44	6,000	6,613
3.000%, 02/15/47 - 11/15/45	16,336	16,806
2.875%, 08/15/45 - 11/15/46	13,201	13,253
2.500%, 05/15/46 - 02/15/46	985	916
2.250%, 08/15/46	3,950	3,473
U.S. Treasury Notes
3.500%, 05/15/20	750	787
3.375%, 11/15/19	1,000	1,039
3.125%, 05/15/19	1,500	1,540
2.750%, 02/15/24	1,000	1,039
2.625%, 11/15/20 - 08/15/20	2,750	2,830
2.500%, 05/15/24 - 08/15/23	3,100	3,175
2.375%, 05/15/27 - 12/31/20	5,483	5,549
2.250%, 08/15/27 - 03/31/21	14,044	14,024
2.125%, 07/31/24 - 12/31/22	15,565	15,550
2.000%, 12/31/21 - 09/30/20	30,613	30,586
1.875%, 04/30/22 - 02/28/22	20,799	20,749
1.750%, 06/30/22 - 09/30/22	16,659	16,549
1.625%, 05/15/26 - 11/15/22	34,842	34,094
1.500%, 08/15/26 - 03/31/23	36,313	35,632
1.375%, 07/31/19 - 12/31/18	43,986	43,631
1.250%, 08/31/19 - 04/30/19	45,924	45,419
1.125%, 09/30/21 - 08/31/21	13,970	13,691
1.000%, 09/30/19	800	793
0.875%, 04/15/19	1,000	991
0.750%, 07/15/19 - 02/15/19	3,000	2,968

Total U.S. Treasury Obligations (Cost $363,983) (000)		363,442

Loan Participations — 9.6%
Aerospace/Defense – 0.1%
Sequa Mezzanine Holdings LLC, Initial Term Loan
6.814%, VAR LIBOR+5.500%, 11/28/17	354	356
6.758%, VAR LIBOR+5.500%, 11/28/21	1	1
Transdigm, Tranche D Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 06/04/21	136	137
4.235%, VAR LIBOR+3.000%, 06/04/21	9	9

Description	Face Amount (000)	Value (000)
Transdigm Inc., Tranche F Term Loan, 2nd Lien
4.235%, VAR LIBOR+3.000%, 06/09/23	$495	$496

		999

Airlines – 0.1%
American Airlines, 2017 Replacement Term Loan
3.237%, VAR LIBOR+2.000%, 06/27/20	1,242	1,242

Automotive – 0.1%
Dayco, Term Loan B
6.317%, 05/08/23 (C)	698	700
Horizon Global, 1st Lien
5.735%, 03/30/21 (C)	247	248
TI Group Automotive Systems, LLC, Initial US Term Loan
3.985%, VAR LIBOR+2.750%, 06/30/22	619	620

		1,568

Building Materials – 0.3%
American Builders & Contractors Supply, Additional Term B-1 Loan
3.735%, VAR LIBOR+2.500%, 10/31/23	1,120	1,123
Jeld-Wen, Term B-3 Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 07/01/22	953	960
PGT,Initial Term Loan, 1st Lien
6.026%, 02/16/22 (C)	82	83
6.022%, 02/16/22 (C)	236	240
5.985%, 02/16/22 (C)	82	83
5.981%, 02/16/22 (C)	13	14
Priso Acquisition (aka PrimeSource Building Products), Term B Loan, 1st Lien
4.235%, VAR LIBOR+3.000%, 05/08/22	741	744
SRS Distribution, Term B-4 Loan, 1st Lien
4.583%, VAR LIBOR+3.250%, 08/25/22	110	111
4.546%, VAR LIBOR+3.250%, 08/25/22	162	163
4.485%, VAR LIBOR+3.250%, 08/25/22	355	358
4.485%, VAR LIBOR+3.250%, 08/25/22	155	156

		4,035

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Chemicals – 0.9%
Allnex (Luxembourg) & Cy SCA (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
4.567%, VAR LIBOR+3.250%, 09/13/23	$708	$709
Allnex (Luxembourg) & Cy SCA (f/k/a AI Chem & Cy SCA), Tranche B-3 Term Loan, 1st Lien
4.567%, VAR LIBOR+3.250%, 06/02/23	534	535
Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien
6.583%, VAR LIBOR+5.250%, 04/10/18	499	502
ASP Chromaflo Intermediate Holdings, Initial Tranche B-1 Term Loan, 1st Lien
5.235%, VAR LIBOR+4.000%, 11/20/23	405	407
ASP Chromaflo Intermediate Holdings, Initial Tranche B-2 Term Loan
5.235%, VAR LIBOR+4.000%, 11/20/23	527	529
Avantor Performance Materials Holdings, Initial Term Loan
5.240%, VAR LIBOR+4.000%, 03/11/24	748	750
Axalta Coating Systems Dutch Holding B (Axalta Coating Systems U.S. Holdings), Term B-2 Dollar Loan, 1st Lien
3.333%, VAR LIBOR+2.000%, 06/21/24	1,098	1,103
Berry Global, (fka Berry Plastics Corporation), Term K Loan
3.485%, VAR LIBOR+2.250%, 02/08/20	720	722
Ferro, Term Loan B, 1st Lien
3.735%, 02/08/24 (C)	998	1,002
Ineos US Finance LLC, New 2024 Dollar Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 04/01/24	995	1,001
IPS, 2nd Lien
10.737%, 12/14/24 (C)	250	248
IPS Intermediate Holdings, Initial Term Loan, 1st Lien
6.487%, VAR LIBOR+5.250%, 12/14/23	498	502

Description	Face Amount (000)	Value (000)
Nexeo Solutions, LLC, Term B Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 06/09/23	$247	$248
5.067%, VAR LIBOR+3.750%, 06/09/23	246	248
5.061%, VAR LIBOR+3.750%, 06/09/23	250	251
Pregis Holding I, Term Loan, 1st Lien
4.833%, VAR LIBOR+3.500%, 05/20/21	745	744
Ravago Holdings America, Term Loan, 2nd Lien
4.490%, VAR LIBOR+3.250%, 07/13/23	668	670
Solenis International, L.P. (Solenis Holdings 3 LLC), Initial Dollar Term Loan
4.567%, VAR LIBOR+3.250%, 07/31/21	483	481
Tricorbraun Holdings, Closing Date Term Loan
5.083%, 11/30/23 (C)	769	772
Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien
3.750%, 11/29/17 (C)	77	78
Univar USA, Term B-2 Loan
3.985%, VAR LIBOR+2.750%, 07/01/22	714	717
US Farathane, LLC, 1st Lien
5.296%, 12/23/21 (C)	469	470
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.590%, VAR LIBOR+3.250%, 12/19/23	500	502

		13,191

Computers & Electronics – 1.5%
Applied Systems, Term Loan B, 1st Lien
4.574%, 09/19/24 (C)	1,000	1,010
Aricent Technologies (Aricent US Inc.), Initial Term Loan, 1st Lien
5.737%, VAR LIBOR+4.500%, 04/14/21	448	448
Aricent Technologies, Initial Term Loan, 1st Lien
9.737%, VAR LIBOR+8.500%, 04/14/22	550	552
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien
6.583%, VAR LIBOR+5.250%, 03/18/21	47	47

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Dell International L.L.C. (EMC), Term A-2 Loan
3.490%, VAR LIBOR+2.250%, 09/07/21	$731	$731
Dell, Term Loan A1
3.240%, 12/31/18 (C)	43	43
Electrical Components International, Loan, 2nd Lien
6.085%, VAR LIBOR+4.750%, 05/28/21	631	635
Epicor Software (fka Eagle Parent), Term B Loan, 1st Lien
4.990%, VAR LIBOR+3.750%, 06/01/22	748	749
EZE Software Group LLC, New Loan, 1st Lien
7.833%, VAR LIBOR+6.500%, 04/05/21	750	749
Go Daddy Operating, LLC (GD Finance), Initial Term Loan
3.735%, VAR LIBOR+2.500%, 02/15/24	999	1,001
Greeneden U.S. Holdings I, LLC, Tranche B-2 Dollar Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 12/01/23	939	945
Infor (US), (fka Lawson Software), Tranche B-6 Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 02/01/22	1,205	1,202
Kronos, Incremental Term Loan, 1st Lien
4.812%, VAR LIBOR+3.500%, 11/01/23	1,289	1,296
4.759%, VAR LIBOR+3.500%, 11/01/23	3	3
MA Financeco, LLC, Tranche B-2 Term Loan, 1st Lien
3.811%, VAR LIBOR+2.500%, 11/19/21	195	194
MA Financeco, LLC, Tranche B-3 Term Loan, 1st Lien
3.987%, VAR LIBOR+2.750%, 04/29/24	128	128
MACOM Technology Solutions Holdings, (fka M/A-COM Technology Solutions Holdings), Initial Term Loan, 1st Lien
3.487%, VAR LIBOR+2.250%, 05/07/24	1,083	1,081
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan, 1st Lien
8.820%, 07/08/22 (C)	244	242

Description	Face Amount (000)	Value (000)
Microsemi, Closing Date Term B Loan, 1st Lien
3.553%, VAR LIBOR+2.250%, 12/17/22	$814	$816
Misys Limited, Dollar Term Loan, 1st Lien
8.567%, VAR LIBOR+7.250%, 04/28/25	208	211
4.817%, VAR LIBOR+3.500%, 06/13/24	678	680
Oberthur Technologies Holding SAS (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
5.083%, VAR LIBOR+3.750%, 01/10/24	633	613
Omnitracs, LLC (Coronado Holdings, LLC), Term Loan, 1st Lien
9.090%, VAR LIBOR+7.750%, 05/25/21	500	500
ON Semiconductor Corporation, 2017 New Replacement Term Loan, 2nd Lien
3.485%, VAR LIBOR+2.250%, 03/31/23	620	622
Project Alpha Intermediate Holding, Term Loan
4.810%, VAR LIBOR+3.500%, 04/19/24	589	575
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.985%, VAR LIBOR+3.750%, 02/09/24	1,596	1,604
Seattle SpinCo, Initial Term Loan
3.987%, VAR LIBOR+2.750%, 04/19/24	866	867
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.485%, VAR LIBOR+3.250%, 03/03/23	746	748
Spectrum Brands, 2017 Refinanced USD Term Loan
3.314%, VAR LIBOR+2.000%, 06/23/22	695	699
3.312%, VAR LIBOR+2.000%, 06/23/22	300	301
3.258%, VAR LIBOR+2.000%, 06/23/22	2	3
SS&C Technologies Holdings, 2017 Refinancing New Term B-1 Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 07/08/22	658	660

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-2 Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 07/08/22	$34	$34
Vertiv Group (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
5.239%, VAR LIBOR+4.000%, 11/30/23	1,226	1,234
Wall Street Systems Delaware, Initial Term Loan, 1st Lien
4.833%, 04/09/21 (C)	912	916
Western Digital, U.S. Term B-2 Loan
3.985%, VAR LIBOR+2.750%, 04/29/23	3	4

		22,143

Construction – 0.1%
Brand Energy & Infrastructure Services, (fka FR Brand Acquisition Corp), Initial Term Loan
5.581%, VAR LIBOR+4.250%, 06/14/24	5	5
5.564%, VAR LIBOR+4.250%, 06/14/24	159	160
5.514%, VAR LIBOR+4.250%, 06/14/24	836	840
Pike, Initial Term Loan (2017), 1st Lien
4.740%, VAR LIBOR+3.500%, 09/20/24	623	631

		1,636

Consumer Discretionary – 0.1%
Constellation/Arterra Wines, Cov-Lite Term Loan
4.057%, 12/15/23 (C)	498	501
Trugreen Limited Partner
5.235%, 04/13/23 (C)	495	500
USS Ultimate Holdings, Initial Term Loan, 1st Lien
4.985%, VAR LIBOR+3.750%, 08/09/24	367	371

		1,372

Consumer Nondurables – 0.1%
Acuity Specialty Products, Initial Term Loan
5.235%, VAR LIBOR+4.000%, 08/12/24	494	495
Galleria, Term B Loan
4.250%, VAR LIBOR+3.000%, 09/29/23	175	174

Description	Face Amount (000)	Value (000)
Prestige Brands, Term B-4 Loan, 2nd Lien
3.985%, VAR LIBOR+2.750%, 01/26/24	$1,074	$1,078

		1,747

Educational Services – 0.0%
Education Management II LLC, Tranche A Term Loan, 1st Lien
5.804%, VAR LIBOR+4.500%, 07/02/20	129	55
Education Management II LLC, Tranche B Term Loan, 1st Lien
8.804%, VAR LIBOR+7.500%, 07/02/20	246	3

		58

Entertainment & Leisure – 0.2%
AMC Entertainment Holdings, (fka AMC Entertainment), Initial Term Loan, 1st Lien
3.484%, VAR LIBOR+2.250%, 12/15/22	716	714
Authentic Brands 5/14, 2nd Lien
9.796%, 05/27/22 (C)	500	503
BC Equity Ventures LLC, Term Loan, 1st Lien
7.740%, VAR LIBOR+6.500%, 08/31/22	495	500
Intrawest Resorts Holdings, Initial Bluebird Term Loan, 1st Lien
4.485%, VAR LIBOR+3.250%, 07/31/24	914	917
0.000%, 07/31/24 (G)	86	87

		2,721

Financial Services – 0.5%
Altisource Solutions SARL, Term B Loan, 2nd Lien
4.735%, VAR LIBOR+3.500%, 12/09/20	932	864
Assuredpartners, Cov-Lite Term Loan, 1st Lien
4.739%, 10/21/22 (C)	750	751
Citco Funding LLC, 2017 Term Loan, 1st Lien
4.235%, VAR LIBOR+3.000%, 03/23/22	967	975
Freedom Mortgage Corporation, Initial Term Loan, 1st Lien
6.956%, VAR LIBOR+5.500%, 02/17/22	1,091	1,108

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Jefferies Finance, Term Loan B, 1st Lien
4.313%, 07/26/24 (C)	$750	$750
NXT Capital, (NXT Capital, LLC), Term Loan, 2nd Lien
5.740%, VAR LIBOR+4.500%, 11/23/22	746	755
Virtus Investment 2/17 Term Loan, 1st Lien
5.066%, 03/03/24 (C)	1,000	1,010
Walter Investment Management, Tranche B Term Loan, 1st Lien
4.985%, VAR LIBOR+3.750%, 12/18/20	617	565

		6,778

Food & Beverage – 0.1%
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
3.804%, VAR LIBOR+2.500%, 10/30/22	704	695
3.757%, VAR LIBOR+2.500%, 10/30/22	2	2
US Foods, Inc. (aka U.S. Foodservice), Initial Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 06/27/23	985	990

		1,687

Forest Products – 0.0%
ProAmpac PG Borrower LLC, Initial Term Loan, 1st Lien
9.816%, VAR LIBOR+8.500%, 11/18/24	125	127
7.250%, VAR LIBOR+4.000%, 11/17/23	1	1
5.316%, VAR LIBOR+4.000%, 11/17/23	149	151
5.311%, VAR LIBOR+4.000%, 11/17/23	115	116
5.236%, VAR LIBOR+4.000%, 11/17/23	232	233

		628

Gaming & Hotels – 0.4%
CBAC Borrower, LLC, Term B Loan, 1st Lien
5.235%, VAR LIBOR+4.000%, 07/08/24	509	513
Gateway Casinos & Entertainment Limited, Initial Tranche B-1 Term Loan
5.083%, VAR LIBOR+3.750%, 02/22/23	750	754
Golden Nugget, Term Loan B, 1st Lien
4.488%, 10/04/23 (C)	298	299

Description	Face Amount (000)	Value (000)
Hanjin/Wilshire Grand, Term Loan B, 1st Lien
0.000%, 09/20/20 (C)(G)	$1,000	$1,000
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.237%, VAR LIBOR+2.000%, 10/25/23	983	987
Las Vegas Sands, LLC, Refinancing Term Loan (2017), 2nd Lien
3.235%, VAR LIBOR+2.000%, 03/20/24	1,494	1,499
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 04/25/23	267	268
Playa Resorts Holding, Initial Term Loan, 1st Lien
4.320%, VAR LIBOR+3.000%, 04/05/24	1,000	993
Plaze, Cove-Lite Term Loan
4.833%, 07/31/22 (C)	304	305
4.799%, 07/31/22 (C)	40	40

		6,658

Gaming/Leisure – 0.1%
Belmond Interfin Ltd., Term Loan B
3.985%, 07/03/24 (C)	1,000	1,001

Health Care – 0.8%
Alliance HealthCare Services, Inc., Initial Term Loan, 1st Lien
4.570%, VAR LIBOR+3.250%, 06/03/19	68	68
4.567%, VAR LIBOR+3.250%, 06/03/19	84	84
4.561%, VAR LIBOR+3.250%, 06/03/19	179	179
4.554%, VAR LIBOR+3.250%, 06/03/19	144	145
Alvogen Pharma US, Loan, 1st Lien
6.240%, VAR LIBOR+5.000%, 04/01/22	210	209
Amneal Pharmaceuticals LLC, Term Loan B, 1st Lien
4.796%, VAR LIBOR+3.500%, 11/01/19	554	556
Avantor, Cov-Lite Term Loan, 1st Lien
0.000%, 09/20/24 (C)(G)	1,000	1,003
Endo Luxembourg Finance I SARL, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.250%, 04/29/24	893	901

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Grifols Worldwide Operations Limited, Tranche B Term Loan, 2nd Lien
3.447%, VAR LIBOR+2.250%, 01/31/25	$1,054	$1,056
HCA, Tranche B-9 Term Loan, 1st Lien
3.235%, VAR LIBOR+2.000%, 03/17/23	496	498
Iasis Healthcare LLC, Term B-3 Loan, 1st Lien
5.296%, 02/16/21 (C)	563	564
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.333%, VAR LIBOR+4.000%, 06/07/19	122	122
5.296%, VAR LIBOR+4.000%, 06/07/19	117	117
Pharmerica Term Loan
0.000%, 09/26/24 (C)(G)	490	492
0.000%, 09/26/25 (C)(G)	500	499
Prospect Medical Holdings, Term Loan
7.500%, 06/30/22 (C)	998	1,010
Surgery Center Holdings, Initial Term Loan, 1st Lien
4.490%, VAR LIBOR+3.250%, 09/02/24	889	881
Tecostar Holdings, Closing Date Term Loan, 2nd Lien
7.000%, VAR LIBOR+3.750%, 04/18/24	1	1
5.061%, VAR LIBOR+3.750%, 04/18/24	303	304
Valeant Pharmaceuticals International, Ser F Tranche B Term Loan, 1st Lien
5.990%, VAR LIBOR+4.750%, 04/01/22	1,133	1,153
Western Dental Services
6.485%, 06/23/23 (C)	963	968
Zest Holdings, LLC, Replaced Term Loan
5.490%, VAR LIBOR+4.250%, 08/16/23	499	505

		11,315

Home Furnishings – 0.1%
Comfort Holding, LLC, Initial Term Loan, 1st Lien
11.231%, VAR LIBOR+10.000%, 01/31/25	192	160
5.981%, VAR LIBOR+4.750%, 02/05/24	249	223

Description	Face Amount (000)	Value (000)
Serta Simmons Bedding, LLC, Initial Term Loan
4.812%, VAR LIBOR+3.500%, 10/20/23	$232	$225
4.799%, VAR LIBOR+3.500%, 10/20/23	839	813

		1,421

Insurance – 0.4%
Acrisure, LLC, Term B Loan, 1st Lien
6.272%, VAR LIBOR+5.000%, 11/22/23	1,091	1,103
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
4.564%, VAR LIBOR+3.250%, 08/12/22	1,167	1,171
AmWINS Group, Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 01/25/24	709	710
3.981%, VAR LIBOR+2.750%, 01/25/24	286	286
NFP, Term B Loan, 1st Lien
4.735%, VAR LIBOR+3.500%, 01/08/24	1,215	1,222
Sedgwick Claims Management Services, 2016 New Term Loan, 1st Lien
4.583%, VAR LIBOR+3.250%, 03/01/21	743	746
USI, (fka Compass Investors), Initial Term Loan, 1st Lien
4.314%, VAR LIBOR+3.000%, 04/05/24	524	522

		5,760

Leasing – 0.2%
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.486%, VAR LIBOR+2.750%, 03/21/22	1,392	1,394
BakerCorp International, (f/k/a B-Corp Holdings), Refinanced Term Loan, 1st Lien
4.311%, VAR LIBOR+3.000%, 02/07/20	597	574
CH Hold, Initial Term Loan, 1st Lien
4.235%, VAR LIBOR+3.000%, 02/01/24	496	500
Fly Funding II SARL, Loan
3.560%, VAR LIBOR+2.250%, 02/09/23	710	711

		3,179

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Machinery – 0.1%
Blount International, Initial Term Loan, 1st Lien
8.250%, VAR LIBOR+5.000%, 04/12/23	$1	$2
6.237%, VAR LIBOR+5.000%, 04/12/23	494	498
Clark Equipment, Tranche B Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 05/18/24	748	752
Douglas Dynamics, Initial Term Loan, 1st Lien
4.240%, 12/31/21 (C)	445	446
SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche C Term Loan , 1st Lien
4.740%, VAR LIBOR+3.500%, 04/29/22	339	341

		2,039

Manufacturing – 0.0%
PLZ Aeroscience
4.820%, 07/31/22 (C)	154	154

Materials – 0.0%
Greenrock Finance, Initial USD Term B Loan
4.833%, VAR LIBOR+3.500%, 06/05/24	500	504

Media – 0.4%
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H-1 Loan, 1st Lien
3.240%, VAR LIBOR+2.000%, 01/15/22	499	500
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I-1 Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 01/15/24	938	942
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 2nd Lien
3.484%, VAR LIBOR+2.250%, 07/17/25	262	260
Entravision Communications, Term Loan B, 1st Lien
3.833%, 05/31/20 (C)	272	271
Mission Broadcasting, Term B- 2 Loan, 1st Lien
3.737%, VAR LIBOR+2.500%, 01/27/24	62	62

Description	Face Amount (000)	Value (000)
Nexstar Broadcasting, Term B- 2 Loan, 1st Lien
3.737%, VAR LIBOR+2.500%, 01/17/24	$498	$499
Numericable U.S. LLC, USD TLB-10 Term Loan, 1st Lien
4.561%, VAR LIBOR+3.250%, 01/14/25	1,241	1,245
Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien
4.067%, VAR LIBOR+2.750%, 12/06/23	498	496
Virgin Media Bristol LLC, I Facility
3.984%, VAR LIBOR+2.750%, 01/31/25	1,000	1,003
Ziggo Secured Finance Partnership, Term Loan E Facility
3.734%, VAR LIBOR+2.500%, 04/15/25	1,000	999

		6,277

Metals & Mining – 0.0%
Dynacast International LLC, Term B-2 Loan, 1st Lien
4.583%, VAR LIBOR+3.250%, 01/28/22	499	501

Oil & Gas – 0.1%
BCP Raptor, LLC, Initial Term Loan, 1st Lien
5.522%, VAR LIBOR+4.250%, 06/24/24	222	223
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien
5.234%, VAR LIBOR+4.000%, 02/15/24	748	741
Philadelphia Energy Solutions Refining and Marketing LLC, Initial Term Loan, 1st Lien
6.333%, VAR LIBOR+5.000%, 04/04/18	692	560
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 02/21/21	362	264

		1,788

Personal Services – 0.1%
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term Loan
4.490%, VAR LIBOR+3.250%, 05/06/21	1,241	1,248

		1,248

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Pipelines – 0.1%
BCP Renaissance (Rover), Term Loan B, 1st Lien
0.000%, 09/19/24 (C) (G)	$717	$724
Traverse Midstream Partners
5.330%, 09/27/24 (C)	278	282

		1,006

Printing & Publishing – 0.1%
DH Publishing, L.P., Term B-5 Loan, 1st Lien
3.731%, VAR LIBOR+2.500%, 08/21/23	1,366	1,368

Professional & Business Services – 1.0%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 07/28/22	1,000	996
Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions), Term B Loan
3.485%, VAR LIBOR+2.250%, 11/07/23	970	973
Change Healthcare Holdings, Inc. (fka Emdeon), Closing Date Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 03/01/24	1,397	1,400
Duff & Phelps, Initial Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 04/23/20	495	496
Evertec, Term Loan A
3.759%, 01/20/17 (C)	17	17
3.735%, 01/20/18 (C)	1,087	1,080
ExamWorks Group, (fka Gold Merger), Term B-1 Loan, 2nd Lien
4.485%, VAR LIBOR+3.250%, 07/27/23	347	348
Explorer Holdings, Initial Term Loan, 1st Lien
5.061%, VAR LIBOR+3.750%, 04/12/23	252	254
FinCo I LLC, Initial Term Loan, 1st Lien
2.750%, VAR LIBOR+2.750%, 06/10/22	1,000	1,009
Flex Acquisition, Initial Term Loan, 1st Lien
4.299%, VAR LIBOR+3.000%, 12/29/23	998	1,000
Focus Financial Partners, LLC, Initial Term Loan, 1st Lien
4.549%, VAR LIBOR+3.250%, 05/22/24	488	492

Description	Face Amount (000)	Value (000)
Global Payments, Term B-2 Loan, 1st Lien
3.235%, VAR LIBOR+2.000%, 04/21/23	$886	$888
Harbourvest Partners L.P., New Term Loan
3.804%, VAR LIBOR+2.500%, 02/04/21	329	328
Infinity Acquisition, LLC, Initial Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 08/06/21	1,150	1,142
iPayment, Initial Term Loan
7.305%, VAR LIBOR+6.000%, 04/06/23	518	523
Sai Global Term Loan B, 1st Lien
5.500%, 12/08/23 (C)	205	207
Sai Global, Term Loan B, 1st Lien
5.500%, 12/08/23 (C)	292	295
Team Health Holdings, Initial Term Loan
3.985%, VAR LIBOR+2.750%, 02/06/24	998	978
Tempo Acquisition, LLC, Initial Term Loan
4.235%, VAR LIBOR+3.000%, 05/01/24	1,000	1,000
West, Refinanced Term B-12 Loan, 1st Lien
3.735%, VAR LIBOR+2.500%, 06/17/23	743	742

		14,168

Real Estate – 0.2%
Capital Automotive LP, Initial Tranche B Term Loan, 1st Lien
7.240%, 03/21/25 (C)	232	234
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan, 1st Lien
4.583%, VAR LIBOR+3.250%, 11/04/21	56	56
4.567%, VAR LIBOR+3.250%, 11/04/21	859	860
4.561%, VAR LIBOR+3.250%, 11/04/21	386	387
iStar (fka iStar Financial), Loan, 1st Lien
4.981%, VAR LIBOR+3.000%, 07/01/20	188	189
4.237%, VAR LIBOR+3.000%, 07/01/20	188	189

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 12/15/23	$496	$498
RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
3.560%, VAR LIBOR+2.250%, 04/19/24	748	752

		3,165

Retail Food & Drug – 0.0%
BJ’s Wholesale Club, Tranche B Term Loan, 1st Lien
4.982%, VAR LIBOR+3.750%, 02/03/24	560	536

Retailing – 0.2%
1011778 B.C. Unlimited Liability (New Red Finance) (aka Burger King/Tim Hortons), Term B-3 Loan
3.583%, VAR LIBOR+2.250%, 02/16/24	537	536
3.485%, VAR LIBOR+2.250%, 02/16/24	842	840
CDW LLC (fka CDW Corporation), Term Loan
3.340%, VAR LIBOR+2.000%, 08/17/23	500	502
HD Supply, Term B-4 Loan
3.833%, VAR LIBOR+2.500%, 10/17/23	744	748
Landry’s (fka Landry’s Restaurants), B Term Loan Retired 09/26/2017, 1st Lien
4.008%, VAR LIBOR+2.750%, 10/04/23	107	107
4.007%, VAR LIBOR+2.750%, 10/04/23	6	6
3.982%, VAR LIBOR+2.750%, 10/04/23	161	161

		2,900

Securities & Trusts – 0.0%
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
3.333%, VAR LIBOR+2.000%, 03/27/23	748	750

Shipping & Ship Building – 0.2%
AI Mistral Holdco Limited, Initial Term Loan, 1st Lien
4.235%, VAR LIBOR+3.000%, 01/17/24	748	731

Description	Face Amount (000)	Value (000)
International Seaways Operating, Term Loan, 1st Lien
6.740%, VAR LIBOR+5.500%, 05/30/22	$750	$735
Navios Maritime Partners L.P. (Navios Partners Finance (US) ), Initial Term Loan
6.320%, VAR LIBOR+5.000%, 09/14/20	988	981
OSG Bulk Ships, Initial Term Loan, 1st Lien
5.570%, VAR LIBOR+4.250%, 08/05/19	400	380

		2,827

Steel – 0.1%
Zekelman Industries, (fka JMC Steel Group), Term Loan, 1st Lien
4.073%, VAR LIBOR+2.750%, 06/14/21	838	841

Telecommunications – 0.8%
CenturyLink, Inc., Initial Term B Loan
2.750%, VAR Ticking Fee+2.750%, 01/31/25	1,250	1,211
Ciena, Refinancing Term Loan, 1st Lien
3.736%, VAR LIBOR+2.500%, 01/26/22	1,198	1,201
CPI International, Initial Term Loan, 1st Lien
8.485%, 07/25/25 (C)	313	313
4.735%, 07/26/24 (C)	367	366
Digicel International Finance Limited, Initial Term B Loan, 1st Lien
5.070%, VAR LIBOR+3.750%, 05/27/24	360	361
DigitalGlobe, Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 01/15/24	597	596
Flint Acquisition 12/29/2023
Lien 1 4.313%, 09/07/21 (C)	746	726
4.266%, 09/07/21 (C)	2	2
Level 3 Financing, Tranche B 2024 Term Loan
3.486%, VAR LIBOR+2.250%, 02/22/24	1,000	999
LTS Buyer LLC (Sidera Networks), Term B Loan, 1st Lien
4.485%, VAR LIBOR+3.250%, 04/13/20	490	490

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.235%, VAR LIBOR+3.000%, 02/01/24	998	$983
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 03/24/21	729	731
Sprint Communications, Initial Term Loan
3.750%, VAR LIBOR+2.500%, 02/02/24	1,297	1,298
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 04/23/19	390	377
Telenet Financing USD LLC, Term Loan AI Facility, 2nd Lien
3.984%, VAR LIBOR+2.750%, 06/30/25	1,030	1,032
Zayo Group LLC (Zayo Capital), 2017 Incremental Refinancing B-2 Term Facility, 1st Lien
3.487%, VAR LIBOR+2.250%, 01/19/24	1,136	1,136

		11,822

Transportation – 0.1%
XPO Logistics, Refinanced Term Loan, 1st Lien
3.554%, VAR LIBOR+2.250%, 11/01/21	931	932

Total Loan Participations (Cost $142,039) (000)		141,965

Sovereign Debt — 9.3%
1MDB Global Investments
4.400%, 03/09/23	2,000	1,902
African Development Bank
1.375%, 02/12/20	100	99
1.125%, 09/20/19	100	99
Andina de Fomento
4.375%, 06/15/22	100	108
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	16,148	960

Description	Face Amount (000)(1)	Value (000)
Argentine Republic Government International Bond
8.280%, 12/31/33	1,625	$1,885
7.500%, 04/22/26	1,160	1,304
7.125%, 07/06/36(A)	560	588
7.125%, 06/28/17(A)	360	359
6.875%, 04/22/21	195	213
5.625%, 01/26/22	750	787
3.750%, 03/31/19(B)	1,519	1,071
Armenia International Bond
6.000%, 09/30/20(A)	1,236	1,305
Asian Development Bank
2.375%, 08/10/27	100	99
2.000%, 01/22/25	100	98
1.750%, 03/21/19	100	100
1.750%, 06/08/21	200	199
1.625%, 08/26/20	100	100
1.625%, 03/16/21	200	198
1.375%, 01/15/19	100	100
1.000%, 08/16/19	100	99
Azerbaijan Government International Bond
4.750%, 03/18/24(A)	1,820	1,870
Banco Nacional de Desenvolvimento Economicoe Social
4.750%, 05/09/24(A)	715	720
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23 (BRL)	2,170	705
10.000%, 01/01/25 (BRL)	1,100	355
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/21 (BRL)	1,230	402
Brazilian Government International Bond
6.000%, 04/07/26	1,090	1,210
5.625%, 01/07/41	370	373
4.875%, 01/22/21	365	390
4.250%, 01/07/25	1,105	1,116
2.625%, 01/05/23	1,295	1,242
Canada Government International Bond
1.625%, 02/27/19	100	100
Chile Government International Bond
3.125%, 01/21/26	107	110
Colombia Government International Bond
7.375%, 03/18/19	100	108
7.375%, 09/18/37	695	917
6.125%, 01/18/41	600	705
5.000%, 06/15/45	660	679
4.500%, 01/28/26	340	363
4.375%, 07/12/21	200	213
4.000%, 02/26/24	970	1,011
3.875%, 04/25/27	1,617	1,643

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	$1,400	$1,512
7.000%, 04/04/44 (A)	390	414
Council of Europe Development Bank
1.750%, 11/14/19	100	100
Croatia Government International Bond
6.375%, 03/24/21	460	510
Dominican Republic International Bond
7.500%, 05/06/21 (A)	657	731
7.450%, 04/30/44 (A)	915	1,090
6.875%, 01/29/26 (A)	765	872
6.850%, 01/27/45 (A)	250	280
6.600%, 01/28/24 (A)	290	326
5.950%, 01/25/27 (A)	800	860
5.500%, 01/27/25 (A)	365	386
Ecuador Government International Bond
10.750%, 03/28/22 (A)	790	883
9.650%, 12/13/26 (A)	560	591
8.750%, 06/02/23 (A)	440	455
7.950%, 06/20/24 (A)	1,190	1,176
Egypt Government International Bond
8.500%, 01/31/47 (A)	500	557
7.500%, 01/31/27 (A)	660	718
6.125%, 01/31/22 (A)	790	818
El Salvador Government International Bond
8.625%, 02/28/29 (A)	880	988
7.650%, 06/15/35 (A)	1,165	1,197
7.375%, 12/01/19 (A)	365	380
6.375%, 01/18/27 (A)	320	317
5.875%, 01/30/25 (A)	505	495
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	150
1.500%, 03/16/20	200	199
0.875%, 07/22/19	200	197
European Investment Bank
3.250%, 01/29/24	250	264
2.375%, 05/24/27	250	248
2.250%, 03/15/22	150	151
2.125%, 10/15/21	200	201
2.125%, 04/13/26	100	98
1.875%, 03/15/19	150	151
1.625%, 12/18/18	100	100
1.375%, 06/15/20	150	148
1.375%, 09/15/21	100	98
1.250%, 05/15/19	100	99
1.250%, 12/16/19	300	297
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	207
Export Development Canada
2.000%, 05/17/22	200	199

Description	Face Amount (000)	Value (000)
Export-Import Bank of Korea
2.875%, 01/21/25	$200	$196
2.500%, 05/10/21	200	198
Georgia Government International Bond
6.875%, 04/12/21 (A)	1,060	1,184
Ghana Government International Bond
10.750%, 10/14/30 (A)	970	1,260
9.250%, 09/15/22 (A)	490	544
7.875%, 08/07/23 (A)	1,010	1,072
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	205
Honduras Government International Bond
8.750%, 12/16/20 (A)	670	764
7.500%, 03/15/24 (A)	200	227
6.250%, 01/19/27 (A)	330	355
Hungary Government International Bond
5.750%, 11/22/23	900	1,043
5.375%, 03/25/24	1,390	1,590
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,570	2,329
5.875%, 01/15/24 (A)	535	613
5.250%, 01/17/42 (A)	400	446
5.250%, 01/08/47 (A)	280	315
4.750%, 07/18/47 (A)	330	348
4.125%, 01/15/25 (A)	360	378
3.850%, 07/18/27 (A)	500	514
3.700%, 01/08/22 (A)	210	218
Inter-American Development Bank
2.375%, 07/07/27	100	99
2.125%, 11/09/20	250	252
2.125%, 01/15/25	125	123
1.875%, 03/15/21	150	150
1.750%, 04/14/22	150	148
1.750%, 09/14/22	100	98
1.625%, 05/12/20	150	150
1.000%, 05/13/19	100	99
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	101
2.500%, 07/29/25	150	150
2.250%, 06/24/21	50	51
2.125%, 02/13/23	100	99
2.000%, 01/26/22	200	200
1.875%, 03/15/19	200	201
1.875%, 10/07/19	200	201
1.875%, 04/21/20	200	201
1.625%, 03/09/21	150	149
1.375%, 09/20/21	300	293
1.250%, 07/26/19	100	99
International Finance
1.625%, 07/16/20	100	100
1.125%, 07/20/21	100	96

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Israel Government International Bond
3.150%, 06/30/23	200	$207
Ivory Coast Government International Bond
6.125%, 06/15/33(A)	810	796
5.750%, 12/31/32(A)	563	552
5.375%, 07/23/24(A)	450	454
Jamaica Government International Bond
8.000%, 03/15/39	250	309
Japan Bank for International Cooperation
2.500%, 06/01/22	200	202
2.375%, 04/20/26	200	195
2.250%, 11/04/26	200	192
2.125%, 07/21/20	200	200
Jordan Government International Bond
5.750%, 01/31/27(A)	370	363
Kazakhstan Government International Bond
6.500%, 07/21/45(A)	540	665
Korea Development Bank
2.500%, 01/13/21	200	199
Korea International Bond
7.125%, 04/16/19	100	108
2.750%, 01/19/27	200	194
Kreditanstalt fuer Wiederaufbau
2.125%, 03/07/22	150	151
1.750%, 03/31/20	500	500
1.750%, 09/15/21	200	199
1.625%, 05/29/20	250	249
Lebanon Government International Bond
8.250%, 04/12/21	660	712
6.750%, 11/29/27	215	212
6.650%, 11/03/28	160	155
6.650%, 02/26/30	495	478
6.600%, 11/27/26	450	441
6.375%, 03/09/20	285	291
6.200%, 02/26/25	390	379
6.100%, 10/04/22	440	439
6.000%, 01/27/23	505	498
5.450%, 11/28/19	530	531
5.150%, 11/12/18	215	216
Malaysia Government Bond
4.254%, 05/31/35 (MYR)	3,650	844
3.844%, 04/15/33 (MYR)	2,510	559
Mexico Government International Bond
6.050%, 01/11/40	160	192
5.550%, 01/21/45	783	900
4.350%, 01/15/47	876	852
4.150%, 03/28/27	510	536
4.125%, 01/21/26	200	211

Description	Face Amount (000)(1)	Value (000)
Mongolia Government International Bond
10.875%, 04/06/21(A)	1,840	$2,135
8.750%, 03/09/24(A)	200	224
5.125%, 12/05/22(A)	1,935	1,879
Nigeria Government International Bond
7.875%, 02/16/32(A)	720	786
6.750%, 01/28/21(A)	220	234
Nordic Investment Bank
1.500%, 09/29/20	200	198
Oman Government International Bond
6.500%, 03/08/47(A)	660	679
5.375%, 03/08/27(A)	1,010	1,038
4.750%, 06/15/26(A)	465	460
3.875%, 03/08/22(A)	300	302
3.625%, 06/15/21(A)	200	201
Oman Sovereign Sukuk SAOC
4.397%, 06/01/24(A)	620	621
Panama Government International Bond
9.375%, 04/01/29	455	685
6.700%, 01/26/36	1,265	1,673
5.200%, 01/30/20	100	107
4.500%, 05/15/47	200	211
Peru Government Bond
6.150%, 08/12/32 (PEN) (A)	1,820	587
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27(A)	490	506
Peruvian Government International Bond
7.350%, 07/21/25	480	630
6.950%, 08/12/31 (PEN) (A)	1,000	346
6.550%, 03/14/37	715	962
5.625%, 11/18/50	905	1,142
Petroleos Mexicanos
6.750%, 09/21/47	580	617
Philippine Government International Bond
7.750%, 01/14/31	209	304
6.375%, 10/23/34	1,030	1,386
5.500%, 03/30/26	200	239
4.200%, 01/21/24	200	219
3.700%, 02/02/42	300	299
Poland Government International Bond
6.375%, 07/15/19	200	216
4.000%, 01/22/24	125	134
3.000%, 03/17/23	150	154
Province of Alberta Canada
2.200%, 07/26/22	100	100
1.900%, 12/06/19	200	200
Province of British Columbia Canada
2.000%, 10/23/22	100	99
Province of Manitoba Canada
2.125%, 06/22/26	500	475
2.050%, 11/30/20	150	150

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Province of Ontario Canada
2.500%, 04/27/26	500	$492
2.450%, 06/29/22	200	202
2.000%, 01/30/19	250	251
1.875%, 05/21/20	150	150
1.625%, 01/18/19	100	100
1.250%, 06/17/19	150	148
Province of Quebec Canada
2.875%, 10/16/24	100	103
2.625%, 02/13/23	200	203
2.500%, 04/20/26	600	594
Provincia de Buenos Aires
7.875%, 06/15/27 (A)	685	742
6.500%, 02/15/23 (A)	350	369
Provincia de Cordoba
7.450%, 09/01/24 (A)	630	684
7.125%, 06/10/21 (A)	170	183
Republic of Belarus International Bond
6.875%, 02/28/23 (A)	680	730
Republic of Italy Government International Bond
5.375%, 06/15/33	300	345
Republic of South Africa Government Bond
8.750%, 02/28/48 (ZAR)	5,500	367
Romanian Government International Bond
6.750%, 02/07/22 (A)	820	948
4.375%, 08/22/23 (A)	540	579
Russian Federal Bond - OFZ
8.150%, 02/03/27 (RUB)	62,000	1,128
Russian Foreign Bond - Eurobond
5.625%, 04/04/42 (A)	400	444
4.875%, 09/16/23 (A)	400	436
Saudi Government International Bond
4.625%, 10/04/47 (A)	268	268
3.625%, 03/04/28 (A)	2,052	2,047
2.875%, 03/04/23 (A)	1,244	1,240
Senegal Government International Bond
8.750%, 05/13/21 (A)	1,025	1,182
6.250%, 07/30/24 (A)	300	320
6.250%, 05/23/33 (A)	380	391
Serbia Government International Bond
7.250%, 09/28/21 (A)	1,075	1,241
South Africa Government International Bond
4.875%, 04/14/26	240	242
4.300%, 10/12/28	1,550	1,460
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	445	489
6.825%, 07/18/26 (A)	430	472
6.200%, 05/11/27 (A)	1,190	1,248
6.125%, 06/03/25 (A)	220	233
5.875%, 07/25/22 (A)	1,205	1,283

Description	Face Amount (000)(1)	Value (000)
Turkey Government Bond
8.500%, 09/14/22 (TRY)	2,700	$692
Turkey Government International Bond
8.000%, 02/14/34	436	542
7.375%, 02/05/25	610	709
6.875%, 03/17/36	630	711
6.000%, 03/25/27	1,000	1,073
5.750%, 05/11/47	715	703
5.625%, 03/30/21	950	1,010
4.250%, 04/14/26	740	711
Ukraine Government AID Bonds
1.471%, 09/29/21	200	196
Ukraine Government International Bond
7.750%, 09/01/20 (A)	956	1,013
7.750%, 09/01/21 (A)	214	227
7.750%, 09/01/22 (A)	774	821
7.750%, 09/01/23 (A)	1,034	1,086
7.750%, 09/01/24 (A)	394	411
7.750%, 09/01/25 (A)	1,019	1,055
7.750%, 09/01/26 (A)	454	467
7.750%, 09/01/27 (A)	215	221
7.375%, 09/25/32 (A)	1,130	1,100
2.963%, 05/31/40 (A)(C)	314	169
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A)	815	873
Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (A)	5,900	220
8.500%, 03/15/28 (UYU) (A)	3,940	140
5.100%, 06/18/50	1,605	1,693
4.500%, 08/14/24	544	596
4.375%, 10/27/27	1,820	1,961
Venezuela Government International Bond
9.250%, 09/15/27	1,025	405
7.750%, 10/13/19	515	231
7.650%, 04/21/25	362	121
7.000%, 12/01/18	80	52
7.000%, 03/31/38	422	140
Zambia Government International Bond
8.970%, 07/30/27 (A)	200	217
8.500%, 04/14/24 (A)	1,105	1,180
5.375%, 09/20/22 (A)	480	457

Total Sovereign Debt (Cost $132,601) (000)		138,123

Asset-Backed Securities — 6.4%
Automotive – 3.6%
AmeriCredit Automobile Receivables Trust, Ser 2016- 1, Cl A2B
1.982%, VAR ICE LIBOR USD 1 Month+0.750%, 06/10/19	71	71

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Ser 2016- 3, Cl A3
1.460%, 05/10/21	$250	$249
AmeriCredit Automobile Receivables Trust, Ser 2017- 1, Cl A2A
1.510%, 05/18/20	1,192	1,191
AmeriCredit Automobile Receivables Trust, Ser 2017- 3, Cl C
2.690%, 06/19/23	1,057	1,058
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/20	350	351
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19	293	293
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 (A)	308	308
CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	247
CarMax Auto Owner Trust, Ser 2017-3, Cl A2A
1.640%, 09/15/20	2,076	2,076
CarMax Auto Owner Trust, Ser 2017-3, Cl A3
1.970%, 04/15/22	1,614	1,614
CarMax Auto Owner Trust, Ser 2017-3, Cl A4
2.220%, 11/15/22	546	544
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/19 (A)	1	1
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	5	5
CPS Auto Receivables Trust, Ser 2015-B, Cl A
1.650%, 11/15/19 (A)	26	26
CPS Auto Receivables Trust, Ser 2015-C, Cl A
1.770%, 06/17/19 (A)	121	121
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 (A)	422	423
CPS Auto Receivables Trust, Ser 2016-C, Cl A
1.620%, 01/15/20 (A)	1,011	1,010
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/20 (A)	1,082	1,079
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20 (A)	1,114	1,112
Drive Auto Receivables Trust, Ser 2017-1, Cl A2A
1.670%, 05/15/19	1,348	1,348

Description	Face Amount (000)	Value (000)
Drive Auto Receivables Trust, Ser 2017-2, Cl A2A
1.630%, 08/15/19	$2,045	$2,045
Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.250%, 06/15/21	1,532	1,531
Drive Auto Receivables Trust, Ser 2017-AA, Cl A2
1.480%, 03/15/19 (A)	655	655
Drive Auto Receivables Trust, Ser 2017-BA, Cl A2
1.590%, 12/17/18 (A)	1,497	1,497
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20 (A)	733	734
DT Auto Owner Trust, Ser 2016-3A, Cl A
1.750%, 11/15/19 (A)	179	179
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/19 (A)	574	574
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20 (A)	1,559	1,559
DT Auto Owner Trust, Ser 2017-3A, Cl A
1.730%, 08/17/20 (A)	2,624	2,623
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.350%, 07/15/20 (A)	100	100
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/20 (A)	1,004	1,003
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/21 (A)	2,415	2,413
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 (A)	606	605
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/19 (A)	2	2
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/20 (A)	3	2
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 (A)	189	190
Flagship Credit Auto Trust, Ser 2016-2, Cl A1
2.280%, 05/15/20 (A)	159	159
Flagship Credit Auto Trust, Ser 2016-3, Cl A1
1.610%, 12/15/19 (A)	625	624
Flagship Credit Auto Trust, Ser 2016-4, Cl A1
1.470%, 03/16/20 (A)	537	536
Ford Credit Auto Owner Trust,
Ser 2017-2, Cl A

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
2.360%, 03/15/29 (A)	$1,569	$1,561
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/22	3,427	3,424
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A
1.490%, 05/15/20	2,491	2,491
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3
1.690%, 11/15/21	145	145
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/21	769	769
Ford Credit Floorplan Master Owner Trust A, Ser 2017-1, Cl A1
2.070%, 05/15/22	1,353	1,357
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/20	1,394	1,394
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,814	1,812
Santander Drive Auto Receivables Trust, Ser 2015- 2, Cl B
1.830%, 01/15/20	322	323
Santander Drive Auto Receivables Trust, Ser 2017- 1, Cl A2
1.490%, 02/18/20	547	546
Toyota Auto Receivables Owner Trust, Ser 2016-D, Cl A3
1.230%, 10/15/20	4,354	4,329
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.420%, 09/16/19	2,441	2,440
United Auto Credit Securitization Trust, Ser 2016- 2, Cl A
1.670%, 09/10/18 (A)	207	207
World Omni Auto Receivables Trust, Ser 2017-A, Cl A3
1.930%, 09/15/22	1,956	1,956

		52,912

Credit Card – 1.7%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	2,449	2,452
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	1,968	1,971

Description	Face Amount (000)	Value (000)
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.684%, VAR LIBOR USD 1 Month+0.450%, 02/15/22	$3,011	$3,027
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/22	250	248
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
1.637%, VAR LIBOR USD 1 Month+0.410%, 01/15/25	1,731	1,742
Capital One Multi-Asset Execution Trust, Ser 2017-A3, Cl A3
2.430%, 01/15/25	1,448	1,464
Chase Issuance Trust, Ser 2016-A3, Cl A3
1.784%, VAR LIBOR USD 1 Month+0.550%, 06/15/23	2,413	2,441
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	200	206
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/21	3,601	3,604
Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7
1.602%, VAR LIBOR USD 1 Month+0.370%, 08/08/24	2,242	2,248
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	270	268
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
1.834%, VAR LIBOR USD 1 Month+0.600%, 12/15/26	799	807
Discover Card Execution Note Trust, Ser 2017-A6, Cl A6
1.880%, 02/15/23	5,341	5,330
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/22	125	126

		25,934

Other Asset-Backed Securities – 1.1%
AJAX Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 (A)	713	711
AJAX Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (A)	303	305
Bayview Opportunity Master Fund IIIa Trust, Ser 2017- RN7, Cl A1
3.105%, 09/28/32 (A)	1,678	1,678

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)	Value (000)
Bayview Opportunity Master Fund IIIb Trust, Ser 2017- RN2, Cl A1
3.475%, 04/28/32(A)(C)	$1,208	$1,215
Bayview Opportunity Master Fund IIIb Trust, Ser 2017- RN3, Cl A1
3.228%, 05/28/32(A)	540	540
Bayview Opportunity Master Fund IVb Trust, Ser 2017- NPL1, Cl A1
3.598%, 01/28/32(A)	485	484
CAM Mortgage Trust, Ser 2016-2, Cl A1
3.250%, 06/15/57(A)	42	42
GCAT, Ser 2017-2, Cl A1
3.500%, 04/25/47(A)	831	826
GCAT, Ser 2017-3, Cl A1
3.352%, 04/25/47(A)	502	501
GCAT, Ser 2017-5, Cl A1
3.228%, 07/25/47(A)	606	606
NYMT Residential, Ser 2016- RP1A, Cl A
4.000%, 03/25/21(A)	131	132
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1
3.000%, 06/25/57(A)	782	783
PRPM, Ser 2017-2A, Cl A1
3.470%, 09/25/22(A)	1,125	1,125
RCO Mortgage, Ser 2017-1, Cl A1
3.375%, 08/25/22(A)	2,157	2,160
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21(A)	897	899
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/21(A)	1,631	1,630
VOLT LVI, Ser 2017-NPL3, Cl A1
3.500%, 03/25/47(A)	683	688
VOLT LVII, Ser 2017-NPL4, Cl A1
3.375%, 04/25/47(A)	359	361
VOLT LXI, Ser 2017-NPL8, Cl A1
3.125%, 06/25/47(A)	914	917
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55(A)	129	130
VOLT XXXVIII, Ser 2015- NP12, Cl A1
3.875%, 09/25/45(A)	86	87

		15,820

Total Asset-Backed Securities (Cost $94,621) (000)		94,666

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 2.2%
FFCB
1.550%, 05/08/20	$200	$199
FHLB
2.750%, 12/13/24	300	308
2.300%, 07/19/22	200	200
2.260%, 10/04/22	150	150
2.160%, 08/17/22	100	99
2.150%, 09/26/22	200	199
1.875%, 11/29/21	150	150
1.375%, 11/15/19	125	125
1.250%, 01/16/19	250	249
1.125%, 06/21/19	300	298
1.001%, 10/12/17(D)	14,826	14,822
1.000%, 10/02/17(D)	7,390	7,390
1.000%, 09/26/19	250	248
0.875%, 10/01/18 — 08/05/19	250	248
FHLMC
2.375%, 01/13/22	2,311	2,352
1.600%, 07/26/19	250	250
1.250%, 08/01/19	500	498
1.125%, 04/15/19	300	298
FNMA
6.625%, 11/15/30	300	425
4.332%, 03/25/20 (C)	598	627
2.625%, 09/06/24	1,252	1,281
2.125%, 04/24/26	200	195
1.875%, 12/28/20	131	132
1.750%, 06/20/19	300	301
1.650%, 01/27/20	300	299
1.500%, 07/30/20 — 06/22/20	927	922
1.375%, 01/28/19	200	200
1.000%, 08/28/19	250	247
Tennessee Valley Authority
5.250%, 09/15/39	200	262
2.875%, 02/01/27	250	257

Total U.S. Government Agency Obligations (Cost $33,140) (000)		33,231

Commercial Paper — 0.2%
Bank of Tokyo-Mitsubishi UFJ NY
1.130%, 10/05/17	3,693	3,692

Total Commercial Paper (Cost $3,692) (000)		3,692

Municipal Bonds — 0.5%
Bay Area Toll Authority RB 6.263%, 04/01/49	200	287
California State GO
7.300%, 10/01/39	1,835	2,692

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

Description	Face Amount (000)/Shares	Value (000)
California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	$100	$99
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	153
Illinois State GO
5.100%, 06/01/33	1,710	1,728
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,035	1,159
South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	93
State of Wisconsin RB
3.154%, 05/01/27	200	201
University of California RB
4.858%, 05/15/12	200	216
University of Texas System RB
3.354%, 08/15/47	250	244

Total Municipal Bonds (Cost $6,692) (000)		6,872

Preferred Stock — 0.0%
Education Management* (E)	1,550,903	2

Total Preferred Stock (Cost $188) (000)		2

Short-Term Investment — 5.4%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.920% (H)	80,981,657	80,982

Total Short-Term Investment (Cost $80,982) (000)		80,982

Total Investments In Securities — 108.5% (Cost $1,601,932) (000) †		$1,612,102

Percentages are based on net assets of $1,486,274 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2017 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	11/14/17	USD	779	MYR	3,350	$14
Barclays PLC	12/04/17	USD	915	IDR	12,383,000	(1)
BNP Paribas	11/10/17	KRW	1,641,000	USD	1,457	23
HSBC	01/22/18	USD	182	PEN	592	(1)

						$35

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security in default on interest payments.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase. (E) Level 3 security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2017, was $3 and represented 0.0% of Net Assets.
(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2017. The coupon on a step bond changes on a specified date.
(G)	Unsettled bank loan. Interest rate not available.
(H)	The rate reported is the 7-day effective yield as of September 30, 2017.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

EGP — Egyptian Pound

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GHS — Ghana Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

TRY — Turkish Lira

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable

ZAR — South African Rand

†	At September 30, 2017, the tax cost basis of the Fund’s investments was $1,601,932 (000), and the unrealized appreciation and depreciation were $16,377 (000) and $(6,172) (000), respectively.

KP Fixed Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

The following is a list of the level of inputs used as of September 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$-	$385,383	$1	$385,384
Mortgage- Backed Securities	-	363,743	-	363,743
U.S. Treasury Obligations	-	363,442	-	363,442
Loan Participations	-	141,965	-	141,965
Sovereign Debt	-	138,123	-	138,123
Asset-Backed Securities	-	94,666	-	94,666
U.S. Government Agency Obligations	-	33,231	-	33,231
Commercial Paper	-	3,692	-	3,692
Municipal Bonds	-	6,872	-	6,872
Preferred Stock	-	-	2	2
Short-Term Investment	-	80,982	-	80,982

Total Investments in Securities	$-	$1,614,099	$3	$1,614,102

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$-	$37	$-	$37
Unrealized Depreciation	-	(2)	-	(2)

Total Other Financial Instruments	$-	$35	$-	$35

^A	reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

As of September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2017, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 28, 2017